united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, Brooklyn, OH 44144

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	COMMON STOCK - 98.2%
	ADVERTISING - 0.5%
225	Alliance Data Systems Corp. *	$ 66,656
1,221	Omnicom Group, Inc. ^	95,214
		161,870
	AEROSPACE/DEFENSE - 1.9%
483	Boeing Co.	72,489
646	General Dynamics Corp.	87,681
449	L-3 Communications Holdings, Inc.	56,480
457	Lockheed Martin Corp.	92,753
486	Northrop Grumman Corp.	78,226
761	Raytheon Co.	83,139
1,131	Rockwell Collins, Inc.	109,198
803	United Technologies Corp.	94,112
		674,078
	AGRICULTURE - 1.1%
1,962	Altria Group, Inc.	98,139
1,421	Archer-Daniels-Midland Co.	67,355
1,101	Lorillard, Inc.	71,950
1,282	Philip Morris International, Inc.	96,573
1,139	Reynolds American, Inc.	78,488
		412,505
	AIRLINES - 0.5%
704	Alaska Air Group, Inc.	46,591
2,123	JetBlue Airways Corp. * ^	40,868
1,077	Southwest Airlines Co.	47,711
481	Spirit Airlines, Inc. *	37,210
		172,380
	APPAREL - 0.9%
1,888	Hanesbrands, Inc.	63,267
705	NIKE, Inc. - Cl. B	70,733
390	Ralph Lauren Corp. - Cl. A	51,285
647	Under Armour, Inc. - Cl. A * ^	52,245
1,107	VF Corp.	83,368
		320,898
	AUTO MANUFACTURERS - 0.6%
4,120	Ford Motor Co.	66,497
1,610	General Motors Co.	60,375
1,136	PACCAR, Inc.	71,727
		198,599
	AUTO PARTS & EQUIPMENT - 0.9%
2,158	Allison Transmission Holdings, Inc.	68,927
917	BorgWarner, Inc.	55,460
1,480	Johnson Controls, Inc.	74,651
567	Lear Corp.	62,835
544	WABCO Holdings, Inc. * ^	66,847
		328,720
	BANKS - 5.0%
1,963	Bank of New York Mellon Corp.	78,991
2,152	BB&T Corp.	83,906
1,106	Capital One Financial Corp.	87,175
1,592	CIT Group, Inc.	71,831
1,357	Citigroup, Inc.	69,913
594	City National Corp.	52,914
1,348	Comerica, Inc. ^	60,835
1,592	East West Bancorp, Inc.	64,412
3,597	Fifth Third Bancorp	67,803
898	First Republic Bank	51,267
433	Goldman Sachs Group, Inc.	81,391
6,761	Huntington Bancshares, Inc.	74,709
1,223	JPMorgan Chase & Co.	74,089
4,521	KeyCorp	64,017
688	M&T Bank Corp. ^	87,376
2,024	Morgan Stanley	72,237
1,071	Northern Trust Corp.	74,595
887	PNC Financial Services Group, Inc.	82,704

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	BANKS (Continued) - 5.0%
6,748	Regions Financial Corp.	$ 63,769
496	Signature Bank *	64,272
968	State Street Corp.	71,177
1,745	SunTrust Banks, Inc.	71,702
436	SVB Financial Group *	55,389
2,118	US Bancorp	92,493
1,720	Wells Fargo & Co.	93,568
		1,812,535
	BEVERAGES - 1.7%
1,014	Brown-Forman Corp. - Cl. B	91,615
2,288	Coca-Cola Co.	92,778
1,742	Coca-Cola Enterprises, Inc.	76,996
700	Constellation Brands, Inc. - Cl. A *	81,347
1,106	Dr. Pepper Snapple Group, Inc.	86,799
376	Keurig Green Mountain, Inc.	42,010
247	Monster Beverage Corp. *	34,184
1,143	Pepsi Co., Inc.	109,294
		615,023
	BIOTECHNOLOGY - 0.8%
397	Amgen, Inc.	63,460
104	Biogen, Inc.*	43,913
432	Celgene Corp. * ^	49,801
424	Gilead Sciences, Inc.*	41,607
237	Illumina, Inc. *	43,997
109	Regeneron Pharmaceuticals, Inc. * ^	49,211
		291,989
	BUILDING MATERIALS - 0.4%
2,350	Masco Corp.	62,745
822	Vulcan Materials Co.	69,295
		132,040
	CHEMICALS - 3.7%
436	Air Products & Chemicals, Inc.	65,958
789	Airgas, Inc.	83,721
218	CF Industries Holdings, Inc.	61,842
1,188	Dow Chemical Co. ^	57,000
773	Eastman Chemical Co.	53,538
667	Ecolab, Inc.	76,291
1,040	EI du Pont de Nemours & Co.	74,329
1,130	FMC Corp.	64,693
619	International Flavors & Fragrances, Inc.	72,671
463	LyondellBasell Industries NV	40,651
1,695	Mosaic Co.	78,072
182	NewMarket Corp.	86,960
341	PPG Industries, Inc.	76,909
780	Praxair, Inc.	94,177
1,487	RPM International, Inc.	71,361
300	Sherwin-Williams Co.	85,350
1,046	Valspar Corp.	87,895
623	Westlake Chemical Corp.	44,819
610	W.R. Grace & Co. *	60,311
		1,336,548
	COMMERCIAL SERVICES - 4.6%
1,416	ADT Corp. ^	58,792
2,345	Aramark ^	74,172
1,194	Automatic Data Processing, Inc.	102,254
955	Cintas Corp. ^	77,957
265	CoStar Group, Inc. *	52,425
969	Equifax, Inc.	90,117
361	FleetCor Technologies, Inc. *	54,482
913	Gartner, Inc. *	76,555
776	Global Payments, Inc.	71,144
64	Graham Holdings Co.	67,176
797	Macquarie Infrastructure Co. LLC	65,585
633	Manpower Group, Inc.	54,533
757	Mastercard, Inc. - Cl. A	65,397

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.6%
779	Moody's Corp. ^	$ 80,860
1,757	Quanta Services, Inc. *	50,127
1,203	Robert Half International, Inc.	72,806
1,944	SEI Investments Co.	85,711
3,429	Service Corp. International	89,325
2,066	Total System Services, Inc.	78,818
631	Towers Watson & Co. - Cl. A	83,409
464	United Rentals, Inc. *	42,298
1,467	Verisk Analytics, Inc. - Cl. A *	104,744
3,819	Western Union Co. ^	79,473
		1,678,160
	COMPUTERS - 2.9%
2,054	Amdocs Ltd.	111,738
537	Apple, Inc.	66,819
3,874	Cadence Design Systems, Inc. *	71,437
891	Cognizant Technology Solutions Corp. - Cl. A *	55,589
2,961	EMC Corp.	75,683
1,667	Hewlett-Packard Co.	51,944
622	IHS, Inc. - Cl. A *	70,759
502	International Business Machines Corp.	80,571
1,477	Jack Henry & Associates, Inc.	103,228
1,732	NetApp, Inc.	61,417
504	SanDisk Corp. ^	32,064
1,068	Seagate Technology PLC	55,568
1,848	Synopsys, Inc. *	85,599
1,279	Teradata Corp. *	56,455
624	Western Digital Corp.	56,790
		1,035,661
	COSMETICS/PERSONAL CARE - 0.8%
1,445	Colgate-Palmolive Co.	100,196
994	Estee Lauder Cos., Inc. - Cl. A	82,661
1,422	Procter & Gamble Co.	116,519
		299,376
	DISTRIBUTION/WHOLESALE - 0.8%
1,656	Fastenal Co. ^	68,616
928	Genuine Parts Co.	86,480
2,287	LKQ Corp. *	58,456
349	WW Grainger, Inc. ^	82,298
		295,850
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
305	Affiliated Managers Group, Inc. *	65,508
2,863	Ally Financial, Inc. *	60,066
919	American Express Co.	71,792
546	Ameriprise Financial, Inc.	71,439
212	BlackRock, Inc. - Cl. A	77,558
1,233	CBOE Holding, Inc.	70,780
1,745	Charles Schwab Corp.	53,118
878	CME Group, Inc.	83,155
1,269	Discover Financial Services	71,508
1,719	E*TRADE Financial Corp. *	49,086
1,465	Franklin Resources, Inc.	75,184
2,103	Interactive Brokers Group, Inc.	71,544
1,816	Invesco Ltd.	72,077
1,202	Legg Mason, Inc.	66,350
1,649	NASDAQ OMX Group, Inc.	84,000
1,237	Raymond James Financial, Inc.	70,237
2,165	Santander Consumer USA Holdings, Inc.	50,098
1,128	T. Rowe Price Group, Inc.	91,345
1,799	TD Ameritrade Holding Corp.	67,031
1,089	Visa, Inc. ^	71,231
		1,393,107
	ELECTRIC - 5.1%
1,361	Alliant Energy Corp.	85,743
1,790	Ameren Corp.	75,538
1,458	American Electric Power Co., Inc.	82,013

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	ELECTRIC (Continued) - 5.1%
2,408	CMS Energy Corp.	$ 84,063
1,494	Consolidated Edison, Inc. ^	91,134
1,113	Dominion Resources, Inc.	78,878
1,005	DTE Energy Co.	81,093
1,261	Edison International	78,775
987	Entergy Corp.	76,483
1,610	Eversource Energy	81,337
2,061	Exelon Corp.	69,270
927	Integrys Energy Group, Inc.	66,763
2,106	ITC Holdings Corp.	78,828
838	NextEra Energy, Inc.	87,194
2,479	OGE Energy Corp.	78,361
1,544	PG&E Corp.	81,940
1,312	Pinnacle West Capital Corp.	83,640
1,587	Public Service Enterprise Group, Inc. ^	66,527
1,472	SCANA Corp.	80,945
2,057	Southern Co.	91,084
2,303	Westar Energy, Inc.	89,264
1,526	Wisconsin Energy Corp. ^	75,537
2,379	Xcel Energy, Inc.	82,813
		1,847,223
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
294	Acuity Brands, Inc.	49,439
1,368	AMETEK, Inc. ^	71,875
1,331	Emerson Electric Co.	75,361
678	Energizer Holdings, Inc.	93,598
545	Hubbell, Inc. - Cl. B	59,743
		350,016
	ELECTRONICS - 2.6%
1,654	Agilent Technologies, Inc.	68,724
1,326	Amphenol Corp. - Cl. A	78,141
1,050	Arrow Electrionics, Inc. *	64,208
1,461	Avnet, Inc.	65,015
2,870	Corning, Inc.	65,092
4,517	Flextronics International Ltd. *	57,253
3,680	Gentex Corp.	67,344
850	Honeywell International, Inc.	88,664
255	Mettler-Toledo International, Inc. *	83,806
1,680	PerkinElmer, Inc.	85,915
603	Thermo Fisher Scientific, Inc.	81,007
1,938	Trimble Navigation Ltd. *	48,838
603	Waters Corp. *	74,965
		928,972
	ENERGY-ALTERNATE SOURCES - 0.1%
558	First Solar, Inc. *	33,363

	ENGINEERING & CONSTRUCTION - 0.3%
945	Fluor Corp.	54,016
1,420	Jacobs Engineering Group, Inc. * ^	64,127
		118,143
	ENTERTAINMENT - 0.2%
885	Madison Square Garden Co. *	74,915

	ENVIRONMENTAL CONTROL - 0.9%
2,755	Republic Services, Inc.	111,743
900	Stericycle, Inc. *	126,387
1,985	Waste Connections, Inc.	95,558
		333,688
	FOOD - 3.5%
2,134	Campbell Soup Co.	99,338
1,875	General Mills, Inc.	106,125
947	Hain Celestial Group, Inc. *	60,655
936	Hershey Co. ^	94,452
1,496	Hormel Foods Corp.	85,048
1,170	Ingredion, Inc.	91,049

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	FOOD (Continued) - 3.5%
843	JM Smucker Co.	$ 97,560
1,272	Kroger Co.	97,512
1,398	McCormick & Co., Inc. ^	107,800
2,510	Mondelez International, Inc. - Cl. A	90,586
1,216	Pilgrim's Pride Corp. * ^	27,469
1,569	Sprouts Farmers Market, Inc. *	55,276
2,327	Sysco Corp.	87,798
1,610	Tyson Foods, Inc. - Cl. A	61,663
1,198	WhiteWave Foods Co. *	53,119
1,080	Whole Foods Market, Inc.	56,246
		1,271,696
	GAS - 1.0%
1,526	Atmos Energy Corp.	84,388
3,390	CenterPoint Energy, Inc.	69,190
1,192	National Fuel Gas Co.	71,913
1,642	NiSource, Inc.	72,511
748	Sempra Energy	81,547
		379,549
	HAND & MACHINE TOOLS - 0.6%
1,074	Lincoln Electric Holdings, Inc.	70,229
557	Snap-on, Inc.	81,912
832	Stanley Black & Decker, Inc.	79,340
		231,481
	HEALTHCARE-PRODUCTS - 3.6%
1,433	Baxter International, Inc.	98,161
566	Becton Dickinson and Co.	81,272
386	Cooper Cos., Inc.	72,344
1,798	DENTSPLY International, Inc.	91,500
404	Edwards Lifesciences Corp. *	57,554
721	Henry Schein, Inc. * ^	100,666
466	IDEXX Laboratories, Inc. *	71,988
103	Intuitive Surgical, Inc. * ^	52,018
2,026	Patterson Cos., Inc.	98,849
1,003	ResMed, Inc. ^	71,995
1,072	Sirona Dental Systems, Inc. *	96,469
1,052	St. Jude Medical, Inc. ^	68,801
1,082	Stryker Corp.	99,815
864	Teleflex, Inc.	104,397
843	Varian Medical Systems, Inc. *	79,318
648	Zimmer Holdings, Inc.	76,153
		1,321,300
	HEALTHCARE SERVICES - 2.2%
668	Aetna, Inc.	71,162
467	Anthem, Inc.	72,109
871	Centene Corp. *	61,571
606	Cigna Corp.	78,441
1,172	DaVita HealthCare Partners, Inc. *	95,260
730	HCA Holdings, Inc. *	54,918
601	Laboratory Corp. of America Holdings *	75,780
1,076	MEDNAX, Inc. *	78,021
1,067	Quest Diagnostics, Inc. ^	81,999
632	UnitedHealth Group, Inc.	74,759
498	Universal Health Services, Inc. - Cl. B	58,620
		802,640
	HOME BUILDERS - 0.8%
1,786	DR Horton, Inc.	50,865
1,130	Lennar Corp. - Cl. A ^	58,546
55	NVR, Inc. *	73,076
2,520	PulteGroup, Inc. ^	56,020
1,621	Toll Brothers, Inc. * ^	63,770
		302,277

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	HOME FURNISHINGS - 0.3%
274	Harman International Industries, Inc.	$ 36,615
304	Whirlpool Corp.	61,426
		98,041
	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,336	Church & Dwight Co., Inc.	114,121
867	Clorox Co. ^	95,708
		209,829
	HOUSEWARES - 0.2%
2,050	Newell Rubbermaid, Inc.	80,094

	INSURANCE - 5.8%
1,667	Aflac, Inc.	106,705
200	Alleghany Corp. *	97,400
1,578	Allstate Corp.	112,306
1,799	American Financial Group, Inc.	115,406
1,595	American International Group, Inc.	87,390
2,414	Arthur J Gallagher & Co. - Cl. B	112,855
1,088	Chubb Corp.	109,997
2,131	Cincinnati Financial Corp.	113,540
2,241	CNA Financial Corp.	92,845
2,098	HCC Insurance Holdings, Inc.	118,894
1,093	Lincoln National Corp.	62,804
152	Markel Corp. *	116,882
1,938	Marsh & McLennan Cos., Inc.	108,702
1,349	MetLife, Inc.	68,192
1,427	Principal Financial Group, Inc.	73,305
3,941	Progressive Corp.	107,195
1,013	Reinsurance Group of America, Inc.	94,401
1,843	Torchmark Corp.	101,218
1,044	Travelers Cos., Inc.	112,888
1,783	Voya Financial, Inc.	76,865
2,088	WR Berkley Corp.	105,465
		2,095,255
	INTERNET - 1.6%
2,017	CDW Corp.	75,113
477	F5 Networks, Inc. * ^	54,826
732	Facebook, Inc. *	60,181
130	Google, Inc. - Cl. A *	72,111
77	Netflix, Inc. *	32,085
46	Priceline Group, Inc. *	53,551
2,967	Symantec Corp.	69,324
393	TripAdvisor, Inc. *	32,686
988	Verisign, Inc. * ^	66,166
1,169	Yahoo!, Inc. *	51,945
		567,988
	INVESTMENT COMPANIES - 0.3%
5,532	Ares Capital Corp. ^	94,984

	IRON/STEEL - 0.2%
1,419	Nucor Corp.	67,445

	LEISURE TIME - 0.7%
959	Harley-Davidson, Inc.	58,250
1,353	Jarden Corp. *	71,574
413	Polaris Industries, Inc.	58,274
612	Royal Caribbean Cruises Ltd.	50,092
		238,190
	LODGING - 1.2%
2,393	Hilton Worldwide Holding, Inc. *	70,881
1,289	Hyatt Hotels Corp. - Cl. A *	76,335
954	Las Vegas Sands Corp.	52,508
907	Marriott International, Inc. - Cl. A ^	72,850
695	Starwood Hotels & Resorts Worldwide, Inc.	58,032

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	LODGING (Continued) - 1.2%
771	Wyndham Worldwide Corp.	$ 69,752
376	Wynn Resorts Ltd.	47,331
		447,689
	MACHINERY-CONSTRUCTION & MINING - 0.2%
790	Caterpillar, Inc.	63,224

	MACHINERY DIVERSIFIED - 1.7%
459	Cummins, Inc.	63,636
984	Deere & Co. ^	86,287
874	Flowserve Corp.	49,372
1,156	IDEX Corp. ^	87,659
480	Middleby Corp. *	49,272
575	Rockwell Automation, Inc. ^	66,694
498	Roper Industries, Inc. ^	85,656
708	Wabtec Corp.	67,267
1,941	Xylem, Inc.	67,974
		623,817
	MEDIA - 3.4%
868	AMC Networks, Inc. *	66,524
3,051	Cablevision Systems Corp.	55,833
1,040	CBS Corp. - Cl. B	63,055
1,347	Comcast Corp. - Cl. A ^	76,065
1,486	Discovery Communications, Inc. - Cl. A *	45,709
774	DISH Network Corp. *	54,226
603	FactSet Research Systems, Inc.	95,998
1,580	Gannett Co., Inc.	58,586
1,826	Liberty Media Corp. *	70,392
4,474	News Corp. *	71,629
1,714	Nielsen NV	76,393
977	Scripps Networks Interactive, Inc. Cl. A ^	66,983
20,039	Sirius XM Holdings, Inc. *	76,549
426	Time Warner Cable, Inc. - Cl. A	63,849
540	Time Warner, Inc.	45,598
693	Tribune Media Co.	42,141
1,856	Twenty-First Century Fox, Inc.	62,807
945	Viacom, Inc. - Cl. B	64,544
808	Walt Disney Co. ^	84,751
		1,241,632
	METAL FABRICATE/HARDWARE - 0.2%
313	Precision Castparts Corp.	65,730

	MINING - 0.1%
1,759	Southern Copper Corp. ^	51,328

	MISCELLANEOUS MANUFACTURING - 3.0%
593	3M Co.	97,815
1,114	AO Smith Corp.	73,145
737	Carlisle Cos., Inc.	68,268
1,042	Colfax Corp. * ^	49,735
1,060	Danaher Corp.	89,994
2,078	Donaldson Co., Inc.	78,361
940	Dover Corp.	64,973
857	Eaton Corp. PLC	58,225
3,851	General Electric Co.	95,543
1,025	Illinois Tool Works, Inc.	99,569
1,141	Ingersoll-Rand PLC	77,679
840	Pall Corp.	84,328
537	Parker Hannifin Corp.	63,785
1,353	Textron, Inc.	59,978
1,018	Trinity Industries, Inc.	36,149
		1,097,547
	OFFICE/BUSINESS EQUIPMENT - 0.2%
4,681	Xerox Corp.	60,151

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	OIL & GAS - 1.9%
636	Chevron Corp.	$ 66,767
343	Cimarex Energy Co.	39,476
290	Concho Resources, Inc. *	33,617
574	Continental Resources, Inc. *	25,067
483	EOG Resources, Inc.	44,286
913	Exxon Mobil Corp.	77,605
521	Helmerich & Payne, Inc.	35,464
1,661	Marathon Oil Corp.	43,369
493	Marathon Petroleum Corp.	50,478
988	Murphy Oil Corp.	46,041
871	Noble Energy, Inc.	42,592
626	Phillips 66	49,204
816	Range Resources Corp.	42,465
1,818	Southwestern Energy Co. * ^	42,159
844	Valero Energy Corp.	53,695
		692,285
	OIL & GAS SERVICES - 1.1%
692	Baker Hughes, Inc.	43,997
1,020	Cameron International Corp. *	46,022
697	Dresser-Rand Group, Inc. * ^	56,004
1,187	FMC Technologies, Inc. *	43,931
957	Halliburton Co.	41,993
1,006	National Oilwell Varco, Inc. ^	50,290
936	Oceaneering International, Inc.	50,478
636	Schlumberger Ltd.	53,068
		385,783
	PACKAGING & CONTAINERS - 1.0%
977	Ball Corp.	69,015
1,281	Crown Holdings, Inc. *	69,200
1,229	MeadWestvaco Corp.	61,290
781	Packaging Corp. of America	61,066
914	Rock Tenn Co. - Cl. A	58,953
1,242	Sealed Air Corp.	56,586
		376,110
	PHARMACEUTICALS - 2.9%
1,876	Abbott Laboratories	86,915
1,128	Bristol-Myers Squibb Co.	72,756
1,019	Cardinal Health, Inc.	91,985
1,289	Eli Lilly & Co.	93,646
940	Express Scripts Holding Co. *	81,564
930	Johnson & Johnson	93,558
362	McKesson Corp.	81,884
657	Mead Johnson Nutrition Co.	66,048
1,408	Merck & Co., Inc.	80,932
915	Mylan *	54,305
2,885	Pfizer, Inc.	100,369
1,080	Quintiles Transnational Holdings, Inc. *	72,328
1,410	Zoetis, Inc. *	65,269
		1,041,559
	PIPELINES - 0.5%
1,458	Kinder Morgan, Inc.	61,323
944	ONEOK, Inc. ^	45,539
2,003	Spectra Energy Corp. ^	72,449
		179,311
	REAL ESTATE - 0.4%
2,247	CBRE Group, Inc. - Cl. A *	86,981
442	Jones Lang LaSalle, Inc.	75,317
		162,298
	RETAIL - 6.7%
439	Advanced Auto Parts, Inc.	65,714
884	AutoNation, Inc. *	56,868
148	AutoZone, Inc. *	100,960
868	Bed Bath & Beyond, Inc. *	66,641
981	Best Buy Co., Inc. ^	37,072
688	CarMax, Inc. *	47,479

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	RETAIL (Continued) - 6.7%
88	Chipotle Mexican Grill, Inc. - Cl. A * ^	$ 57,248
1,257	Coach, Inc.	52,078
675	Costco Wholesale Corp. ^	102,259
1,001	CVS Health Corp.	103,313
967	Dick's Sporting Goods, Inc.	55,109
392	Dillard's, Inc. - Cl. A	53,512
822	Dollar General Corp. *	61,962
1,023	Dollar Tree, Inc. *	83,011
736	Domino's Pizza, Inc.	74,005
969	Foot Locker, Inc.	61,047
1,353	Gap, Inc.	58,625
662	Home Depot, Inc.	75,210
849	Kohl's Corp.	66,434
806	L Brands, Inc.	75,998
1,092	Lowe's Cos., Inc.	81,234
1,029	Macy's, Inc.	66,792
999	McDonald's Corp.	97,343
945	Nordstrom, Inc.	75,902
351	O'Reilly Automotive, Inc. * ^	75,900
4,404	Rite Aid Corp. *	38,271
624	Ross Stores, Inc.	65,745
2,326	Sally Beauty Holdings, Inc. *	79,945
2,669	Staples, Inc. ^	43,465
889	Starbucks Corp.	84,188
1,053	TJX Cos., Inc.	73,763
606	Tractor Supply Co. ^	51,546
366	Ulta Salon Cosmetics & Fragrance, Inc. *	55,211
1,005	Urban Outfitters, Inc. *	45,878
1,144	Wal-Mart Stores, Inc.	94,094
710	Williams-Sonoma, Inc.	56,594
		2,440,416
	SAVINGS & LOANS - 0.5%
7,271	Hudson City Bancorp, Inc.	76,200
6,076	New York Community Bancorp, Inc. ^	101,651
		177,851
	SEMICONDUCTORS - 2.5%
2,032	Altera Corp.	87,193
1,161	Analog Devices, Inc.	73,143
2,391	Applied Materials, Inc. ^	53,941
1,836	Intel Corp.	57,412
521	IPG Photonics Corp. * ^	48,297
948	KLA-Tencor Corp.	55,259
757	Lam Research Corp. ^	53,168
1,521	Linear Technology Corp. ^	71,183
1,090	Microchip Technology, Inc. ^	53,301
1,401	Micron Technology, Inc. *	38,009
2,333	NVIDIA Corp.	48,818
3,298	ON Semiconductor Corp. *	39,939
790	QUALCOMM, Inc.	54,779
422	Skyworks Solutions, Inc.	41,478
1,280	Texas Instruments, Inc.	73,197
1,221	Xilinx, Inc. ^	51,648
		900,765
	SHIPBUILDING - 0.2%
465	Huntington Ingalls Industries, Inc.	65,170

	SOFTWARE - 3.8%
764	Adobe Systems, Inc. *	56,490
827	Akamai Technologies, Inc. *	58,754
1,063	ANSYS, Inc. *	93,746
962	Autodesk, Inc. *	56,412
1,843	Broadridge Financial Solutions Services, Inc.	101,383
2,468	CA, Inc. ^	80,481
1,139	Cerner Corp. *	83,443
1,184	Citrix Systems, Inc. *	75,622

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	SOFTWARE (Continued) - 3.8%
1,555	Fidelity National Information Services, Inc.	$ 105,833
1,343	Fiserv, Inc. *	106,634
1,573	Microsoft Corp. ^	63,950
1,417	MSCI, Inc. - Cl. A	86,876
1,733	Oracle Corp.	74,779
2,149	Paychex, Inc.	106,623
718	Rackspace Hosting, Inc. *	37,042
909	Red Hat, Inc. *	68,857
890	SS&C Technologies Holdings, Inc.	55,447
678	VMware, Inc. - Cl. A *	55,603
		1,367,975
	TELECOMMUNICATIONS - 1.4%
1,972	CenturyLink, Inc. ^	68,133
2,557	Cisco Systems, Inc.	70,381
1,287	EchoStar Corp. *	66,564
1,694	Fortinet, Inc. *	59,205
6,340	Frontier Communications Corp.	44,697
986	Harris Corp.	77,657
1,079	Level 3 Communications, Inc. *	58,093
1,241	Motorola Solutions, Inc.	82,737
		527,467
	TEXTILES - 0.2%
356	Mohawk Industries, Inc. * ^	66,127

	TOYS & GAMES - 0.2%
1,107	Hasbro, Inc.	70,007

	TRANSPORTATION - 2.0%
914	CH Robinson Worldwide, Inc. ^	66,923
1,942	CSX Corp.	64,319
1,499	Expeditors International of Washington, Inc.	72,222
439	FedEx Corp.	72,633
560	Genesee & Wyoming, Inc. *	54,006
987	JB Hunt Transport Services, Inc. ^	84,285
535	Kansas City Southern	54,613
616	Norfolk Southern Corp.	63,399
948	Old Dominion Freight Line, Inc. * ^	73,280
564	Union Pacific Corp.	61,087
780	United Parcel Service, Inc.	75,613
		742,380
	TRUCKING & LEASING - 0.2%
194	AMERCO	64,098

	WATER - 0.2%
1,697	American Water Works Co., Inc.	91,994

	TOTAL COMMON STOCK - (Cost - $31,037,751)	35,609,142

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
496,473	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **	496,473
	TOTAL SHORT-TERM INVESTMENTS (Cost - $496,473)

	COLLATERAL FOR SECURITIES LOANED - 12.3%
4,444,751	Mount Vernon Securities Lending Prime Portfolio	4,444,751
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,444,751)

	TOTAL INVESTMENTS - 111.9% (Cost - $35,978,975) (a)	$ 40,550,366
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9) %	(4,296,238)
	NET ASSETS - 100.0%	$ 36,254,128

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,978,143 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 5,214,737
	Unrealized depreciation		(642,514)
	Net unrealized appreciation		$ 4,572,223

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
6	S&P Mini Future, Jun 2015	$ 618,225	$ 2,688
	TOTAL LONG FUTURES CONTRACTS	$ 618,225	$ 2,688

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	COMMON STOCK - 96.8%
	AEROSPACE/DEFENSE - 0.3%
789	AAR Corp.	$ 24,222
274	Astronics Corp. *	20,194
		44,416
	AGRICULTURE - 0.1%
547	Andersons, Inc.	22,629

	AIRLINES - 0.1%
1,753	Republic Airways Holdings, Inc. *	24,104

	APPAREL - 0.8%
254	G-III Apparel Group Ltd. *	28,613
1,227	Iconix Brand Group, Inc. * ^	41,313
827	Steven Madden Ltd. *	31,426
739	Unifi, Inc. *	26,671
		128,023
	AUTO MANUFACTERER - 0.1%
1,425	Wabash National Corp. * ^	20,092

	AUTO PARTS & EQUIPMENT - 1.1%
1,527	American Axle & Manufacturing Holdings, Inc. *	39,442
1,017	Cooper Tire & Rubber Co.	43,568
647	Dorman Products, Inc. * ^	32,188
418	Gentherm, Inc. *	21,113
1,652	Meritor, Inc.*	20,832
734	Standard Motor Products, Inc.	31,019
		188,162
	BANKS - 12.3%
2,354	Associated Banc-Corp.	43,784
771	BancFirst Corp.	47,016
1,382	BancorpSouth, Inc.	32,090
830	Bank of Hawaii Corp. ^	50,804
867	Banner Corp.	39,795
2,414	BBCN Bancorp, Inc.	34,931
2,599	Boston Private Financial Holdings, Inc.	31,578
1,648	Capital Bank Financial Corp. - Cl. A *	45,501
511	Cass InformationSystems, Inc.	28,688
1,355	Cathay General Bancorp ^	38,550
1,411	Chemical Financial Corp.	44,249
1,382	Columbia Banking System, Inc.	40,037
1,247	Community Bank System, Inc. ^	44,131
2,386	CVB Financial Corp. ^	38,033
1,228	Eagle Bancorp, Inc. *	47,155
2,214	First Financial Bancorp	39,431
1,335	First Financial Bankshares, Inc. ^	36,899
1,631	First Interstate Bancsystem, Inc.	45,374
1,799	First Merchants Corp.	42,348
2,326	First Midwest Bancorp, Inc. ^	40,403
3,223	FNB Corp.	42,350
3,842	Fulton Financial Corp.	47,410
1,349	Glacier Bancorp, Inc.	33,927
1,094	Hancock Holding Co.	32,667
1,787	Hilltop Holdings, Inc. *	34,739
1,016	Home BancShares, Inc.	34,432
587	Iberiabank Corp.	36,999
1,074	Independent Bank Corp. ^	47,116
1,193	International Bancshares Corp.	31,054
1,185	Legacy Texas Financial Group, Inc.	26,935
1,147	MB Financial, Inc.	35,913
3,873	National Penn Bancshares, Inc.	41,712
1,686	NBT Bancorp, Inc.	42,251
2,756	Old National Bancorp	39,108
494	Park National Corp. ^	42,267
820	Pinnacle Financial Partners, Inc. ^	36,457
994	PrivateBancorp, Inc. ^	34,959

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	BANKS (Continued) - 12.3%
1,504	Renasant Corp. ^	$ 45,195
580	South State Corp.	39,666
1,705	Susquehanna Bancshares, Inc.	23,376
3,245	Talmer Bancorp, Inc.	49,697
2,617	TCF Financial Corp.	41,139
640	Texas Capital Bancshares, Inc. *	31,136
1,743	Trustmark Corp.	42,320
689	UMB Financial Corp.	36,441
1,695	Union Bankshares Corp.	37,646
1,009	United Bankshares, Inc. ^	37,918
1,769	United Community Banks, Inc. *	33,399
5,400	Valley National Bancorp ^	50,976
1,255	WesBanco, Inc. ^	40,888
987	Westamerica Bancorporation	42,648
1,204	Western Alliance Bancorp *	35,687
925	Wintrust Financial Corp. ^	44,104
		2,083,329
	BIOTECHNOLOGY - 0.8%
537	Acorda Therapeutics, Inc. * ^	17,871
555	Cambrex Corp. *	21,995
269	Ligand Pharmaceuticals, Inc. - Cl. B * ^	20,743
700	Myriad Genetics, Inc. * ^	24,780
3,712	PDL BioPharma, Inc. ^	26,114
719	Repligen Corp. *	21,829
		133,332
	BUILDING MATERIALS - 1.5%
1,390	AAON, Inc.	34,097
696	Apogee Enterprises, Inc.	30,067
747	Boise Cascade Co. *	27,983
586	Drew Industries, Inc.	36,062
451	Patrick Industries, Inc. *	28,084
992	Simpson Manufacturing Co., Inc.	37,071
472	Trex Co., Inc. * ^	25,738
641	Universal Forest Products, Inc.	35,563
		254,665
	CHEMICALS - 2.8%
614	A Schulman, Inc.	29,595
1,409	Aceto Corp.	30,998
475	Balchem Corp.	26,305
724	Cabot Corp.	32,580
1,828	Calgon Carbon Corp.	38,516
2,152	Ferro Corp. *	27,008
727	HB Fuller Co.	31,166
671	Innophos Holdings, Inc.	37,818
827	Innospec, Inc.	38,365
399	Minerals Technologies, Inc.	29,167
1,139	Olin Corp. ^	36,494
951	OM Group, Inc.	28,559
448	Quaker Chemical Corp. ^	38,367
1,063	Stepan Co.	44,285
		469,223
	COMMERCIAL SERVICES - 5.3%
1,103	Aaron's, Inc.	31,226
1,673	ABM Industries, Inc.	53,302
848	American Public Education, Inc. *	25,423
1,411	AMN Healthcare Services, Inc. *	32,552
1,047	Apollo Education Group, Inc. *	19,809
437	Capella Education Co.	28,353
872	Cardtronics, Inc. *	32,787
1,542	Carriage Services, Inc.	36,808
1,022	CorVel Corp. *	35,167
747	DeVry Education Group, Inc.	24,920
512	Euronet Worldwide, Inc. *	30,080
852	Grand Canyon Education, Inc. *	36,892
502	Huron Consulting Group, Inc. *	33,207

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	COMMERCIAL SERVICES (Continued) - 5.3%
1,039	ICF International, Inc. *	$ 42,443
648	Insperity, Inc.	33,884
1,755	Kelly Services, Inc. - Cl. A	30,607
1,196	Korn/Ferry International	39,313
1,004	Matthews International Corp. - Cl. A	51,716
1,407	McGrath RentCorp.	46,304
664	Monro Muffler Brake, Inc. ^	43,193
484	Multi-Color Corp.	33,556
611	On Assignment, Inc. *	23,444
481	Providence Service Corp. *	25,551
882	Rent-A-Center, Inc.	24,202
1,669	Resources Connection, Inc.	29,207
2,126	RPX Corp. *	30,593
1,228	TrueBlue, Inc. *	29,902
		904,441
	COMPUTERS - 2.6%
595	CACI International, Inc. - Cl. A *	53,502
819	Electronics for Imaging, Inc. *	34,193
912	Engility Holdings, Inc. ^	27,396
442	EPAM Systems, Inc. *	27,090
1,116	ExlService Holdings, Inc. *	41,515
945	Insight Enterprises, Inc. *	26,951
593	MTS Systems Corp.	44,860
619	Netscout Systems, Inc. * ^	27,143
757	Science Applications International Corp.	38,872
500	Super Micro Computer, Inc. *	16,605
1,357	Sykes Enterprises, Inc. *	33,721
1,368	TeleTech Holdings, Inc.	34,816
963	Virtusa Corp. *	39,849
		446,513
	DISTRIBUTION/WHOLESALE - 0.7%
526	Core-Mark Holding Co., Inc.	33,832
725	H&E Equipment Services, Inc.	18,118
811	ScanSource, Inc. *	32,967
907	United Stationers, Inc. ^	37,178
		122,095
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
1,638	Aircastle Ltd.	36,789
930	Cohen & Steers, Inc.	38,083
527	Ellie Mae, Inc. * ^	29,148
1,075	Encore Capital Group, Inc. * ^	44,709
627	Evercore Partners, Inc. - Cl. A	32,391
427	Financial Engines, Inc. ^	17,861
746	Greenhill & Co., Inc. ^	29,579
2,482	Manning & Napier, Inc.	32,291
401	MarketAxess Holdings, Inc.	33,243
996	Nelnet, Inc. - Cl. A	47,131
551	Piper Jaffray Cos. * ^	28,905
708	PRA Group, Inc. * ^	38,459
197	Virtus Investment Partners, Inc.	25,762
406	WageWorks, Inc. *	21,652
853	WisdomTree Investments, Inc.	18,305
		474,308
	ELECTRIC - 3.2%
961	ALLETE, Inc.	50,702
1,360	Avista Corp. ^	46,485
854	Black Hills Corp.	43,076
1,339	El Paso Electric Co. ^	51,739
1,697	Empire District Electric Co.	42,120
1,047	MGE Energy, Inc.	46,403
923	NorthWestern Corp. ^	49,648
826	Ormat Technologies, Inc.	31,405
1,531	Otter Tail Corp.	49,252
1,535	PNM Resources, Inc.	44,822

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	ELECTRIC (Continued) - 3.2%
1,432	Portland General Electric Co.	$ 53,113
570	UIL Holdings Corp.	29,309
		538,074
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,066	Advanced Energy Industries, Inc. *	27,354
786	Encore Wire Corp.	29,774
587	EnerSys	37,709
367	Littelfuse, Inc.	36,476
586	Universal Display Corp. * ^	27,395
		158,708
	ELECTRONICS - 3.0%
2,500	AVX Corp.	35,675
650	Badger Meter, Inc.	38,961
1,712	Benchmark Electronics, Inc. *	41,139
452	Coherent, Inc. *	29,362
484	FARO Technologies, Inc. *	30,071
1,550	II-VI, Inc. *	28,613
482	Methode Electronics, Inc. - Cl. A	22,673
1,605	Newport Corp. *	30,591
547	OSI Systems, Inc. *	40,620
949	Plexus Corp. *	38,691
1,245	Rofin-Sinar Technologies, Inc. *	30,166
378	Rogers Corp. *	31,075
908	Sanmina Corp. *	21,965
719	Taser International, Inc. * ^	17,335
687	Tech Data Corp. *	39,688
2,745	Vishay Intertechnology, Inc. ^	37,936
		514,561
	ENERGY-ALTERNATE SOURCES - 0.2%
2,035	FutureFuel Corp.	20,900
602	Green Plains, Inc.	17,187
		38,087
	ENGINEERING & CONSTRUCTION - 1.4%
1,609	Comfort Systems USA, Inc.	33,853
875	EMCOR Group, Inc.	40,661
453	Exponent, Inc.	40,272
870	MasTec, Inc. *	16,791
1,554	Mistras Croup, Inc. *	29,930
1,374	MYR Group, Inc. *	43,061
1,067	Tutor Perini Corp. *	24,914
		229,482
	ENTERTAINMENT - 0.5%
529	Marriott Vacations Worldwide Corp. ^	42,875
1,990	Speedway Motorsports, Inc.	45,272
		88,147
	ENVIRONMENTAL CONTROL - 0.6%
592	MSA Safety, Inc.	29,529
1,680	Tetra Tech, Inc.	40,354
629	US Ecology, Inc. ^	31,431
		101,314
	FOOD - 2.0%
688	Cal-Maine Foods, Inc. ^	26,873
938	Chefs' Warehouse, Inc. *	21,039
714	Fresh Market, Inc. * ^	29,017
526	Ingles Markets, Inc.	26,026
382	J&J Snack Foods Corp.	40,759
338	Sanderson Farms, Inc. ^	26,922
1,346	Snyders-Lance, Inc.	43,018
1,344	SpartanNash Co.	42,417
2,864	SUPERVALU, Inc. *	33,308
1,430	Tootsie Roll Industries, Inc. ^	48,503
		337,882

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	FOREST PRODUCTS & PAPER - 0.7%
652	Deltic Timber Corp. ^	$ 43,195
655	Neenah Paper, Inc.	40,964
1,445	PH Glatfelter Co.	39,781
		123,940
	GAS - 0.6%
835	Chesapeake Utlities Corp.	42,259
904	Southwest Gas Corp.	52,586
		94,845
	HAND/MACHINE TOOLS - 0.2%
988	Franklin Electric Co., Inc. ^	37,682

	HEALTHCARE PRODUCTS - 2.9%
521	Abaxis, Inc. * ^	33,401
741	Cantel Medical Corp.	35,197
763	CONMED Corp.	38,524
402	Cyberonics, Inc. *	26,098
853	Cynosure, Inc. *	26,162
1,115	Globus Medical, Inc. *	28,143
808	Greatbatch, Inc. *	46,743
681	Hanger, Inc. * ^	15,452
367	ICU Medical, Inc. *	34,182
694	Integra LifeSciences Holdings Corp. * ^	42,785
1,562	Luminex Corp. *	24,992
860	Masimo Corp. *	28,363
1,921	Meridian Bioscience, Inc.	36,653
1,320	Merit Medical Systems, Inc. *	25,410
892	Natus Medical, Inc. *	35,207
463	Thoratec Corp. *	19,395
		496,707
	HEALTHCARE SERVICES - 1.7%
443	Air Methods Corp. *	20,639
443	Chemed Corp. ^	52,894
755	Ensign Group, Inc.	35,379
556	IPC The Hospitalist Co., Inc. *	25,932
924	LHC Group, Inc. *	30,520
762	Magellan Health, Inc. *	53,965
1,932	Select Medical Holdings Corp.	28,652
794	US Physical Therapy, Inc.	37,715
		285,696
	HOME BUILDERS - 2.1%
371	Cavco Industries, Inc. *	27,847
1,577	KB Home	24,633
1,367	M/I Homes, Inc. * ^	32,589
1,323	MDC Holdings, Inc. ^	37,705
601	Meritage Homes Corp. * ^	29,233
596	Ryland Group, Inc. ^	29,049
3,422	Standard Pacific Corp. * ^	30,798
1,212	Taylor Morrison Home Corp. *	25,270
2,005	TRI Pointe Homes, Inc. *	30,937
1,402	WCI Communities, Inc. *	33,578
956	William Lyon Homes *	24,684
1,178	Winnebago Industries, Inc. ^	25,044
		351,367
	HOME FURNISHINGS - 1.4%
522	American Woodmark Corp. *	28,569
781	DTS, Inc. *	26,609
1,193	Ethan Allen Interiors, Inc. ^	32,975
699	iRobot Corp. * ^	22,808
1,127	La-Z-Boy, Inc.	31,680
887	Select Comfort Corp. *	30,575
3,140	TiVo, Inc. *	33,315
534	Universal Electronics, Inc. *	30,139
		236,670

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	HOUSEHOLD PRODUCTS - 0.5%
1,547	Tumi Holdings, Inc. *	$ 37,840
517	WD-40 Co.	45,775
		83,615
	INSURANCE - 4.5%
462	American National Insurance Co.	45,456
692	FBL Financial Group, Inc. - Cl. A ^	42,911
1,666	Fidelity & Guaranty Life	35,319
1,458	Horace Mann Educators Corp.	49,864
587	Infinity Property & Casualty Corp.	48,163
1,216	Kemper Corp.	47,375
3,409	MBIA, Inc. *	31,704
2,282	National General Holdings Corp.	42,673
642	Navigators Group, Inc. * ^	49,973
826	Primerica, Inc.	42,043
1,391	ProAssurance Corp.	63,861
1,035	RLI Corp. ^	54,244
822	Safety Insurance Group, Inc.	49,114
1,723	Selective Insurance Group, Inc.	50,053
701	StanCorp Financial Group, Inc. ^	48,089
1,858	Symetra Financial Corp.	43,589
875	Universal Insurance Holdings, Inc.	22,391
		766,822
	INTERNET - 1.4%
305	ePlus, Inc. *	26,514
766	HealthStream, Inc. *	19,303
1,263	NIC, Inc.	22,317
889	Overstock.com, Inc. *	21,532
1,483	Perficient, Inc. *	30,683
762	RetailMeNot, Inc. *	13,724
352	Shutterstock, Inc. * ^	24,172
417	Stamps.com, Inc. *	28,060
700	VASCO Data Security International, Inc. * ^	15,078
680	WebMD Health Corp. * ^	29,808
		231,191
	INVESTMENT COMPANIES - 1.8%
6,071	FS Investment Corp.	61,560
2,874	Hercules Technology Growth Capital, Inc. ^	38,742
1,409	Main Street Capital Corp. ^	43,538
4,461	New Mountain Finance Corp.	65,131
3,155	Solar Capital Ltd.	63,857
1,438	TPG Specialty Lending, Inc.	24,748
		297,576
	IRON/STEEL - 0.5%
751	Carpenter Technology Corp. ^	29,199
1,974	Commercial Metals Co. ^	31,959
945	Worthington Industries, Inc.	25,146
		86,304
	LEISURE TIME - 0.6%
2,143	Fox Factory Holding Corp. *	32,874
1,295	Interval Leisure Group, Inc.	33,942
415	Life Time Fitness, Inc. *	29,448
		96,264
	MACHINERY-CONSTRUCTION & MINING - 0.5%
760	Astec Industries, Inc. ^	32,589
436	Hyster-Yale Materials Handling, Inc. - Cl. A	31,954
860	Terex Corp.	22,867
		87,410
	MACHINERY-DIVERSIFIED - 1.7%
411	Alamo Group, Inc.	25,946
1,070	Albany International Corp.	42,532
1,223	Altra Industrial Motion Corp. ^	33,804
904	Applied Industrial Technologies, Inc. ^	40,987
504	Chart Industries, Inc. *	17,678
1,054	Columbus McKinnon Corp.	28,395

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	MACHINERY-DIVERSIFIED (Continued) - 1.7%
478	DXP Enterprises, Inc. *	$ 21,075
526	Lindsay Corp. ^	40,107
534	Tennant Co.	34,908
		285,432
	MEDIA - 0.8%
3,039	Entravision Communications Corp.	19,237
1,785	Gray Television, Inc. *	24,669
1,608	Journal Communications, Inc. *	23,831
774	Meredith Corp. ^	43,166
936	Sinclair Broadcast Group, Inc. ^	29,400
		140,303
	METAL FABRICATE & HARDWARE - 1.6%
497	CIRCOR International, Inc.	27,186
698	LB Foster Co.	33,141
1,216	Mueller Industries, Inc.	43,934
664	RBC Bearings, Inc.	50,823
1,396	Rexnord Corp. *	37,259
762	Sun Hydraulics Corp.	31,516
376	Valmont Industries, Inc.	46,203
		270,062
	MINING - 0.7%
1,398	Globe Specialty Metals, Inc.	26,450
729	Kaiser Aluminum Corp. ^	56,053
588	Materion Corp.	22,597
404	US Silica Holdings, Inc. ^	14,386
		119,486
	MISCELLANEOUS MANUFACTURING - 3.0%
1,635	Actuant Corp.	38,815
409	American Railcar Industries, Inc. ^	20,340
719	AZZ, Inc.	33,498
908	Barnes Group, Inc.	36,765
652	EnPro Industries, Inc.	42,999
2,069	Federal Signal Corp.	32,670
719	GP Strategies Corp. *	26,603
1,265	Hillenbrand, Inc.	39,051
950	Lydall, Inc. *	30,134
513	Park-Ohio Holdings Corp.	27,020
337	Proto Labs, Inc. * ^	23,590
1,484	Raven Industries, Inc. ^	30,363
1,617	Smith & Wesson Holding Corp. *	20,584
522	Standex International Corp.	42,872
1,383	Tredegar Corp.	27,812
877	TriMas Corp. *	27,003
		500,119
	OFFICE FURNISHINGS - 0.7%
671	HNI Corp.	37,019
1,917	Knoll, Inc.	44,915
1,873	Steelcase, Inc. ^	35,475
		117,409
	OIL & GAS - 0.8%
804	Atwood Oceanics, Inc.	22,600
684	Matador Resources Co. * ^	14,993
840	Oasis Petroleum, Inc. *	11,945
4,268	Pacific Drilling SA *	16,603
996	Patterson-UTI Energy, Inc.	18,700
785	Rosetta Resources, Inc. *	13,361
1,161	Synergy Resources Corp. *	13,758
1,119	Ultra Petroleum Corp. * ^	17,490
		129,450
	OIL & GAS SERVICES - 1.6%
1,145	C&J Energy Services Ltd. * ^	12,744
406	CARBO Ceramics, Inc. ^	12,387
399	Dril-Quip, Inc. *	27,288
804	Exterran Holdings, Inc.	26,990
1,255	Flotek Industries, Inc. *	18,499

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	OIL & GAS SERVICES (Continued) - 1.6%
1,047	Forum Energy Technologies, Inc. *	$ 20,521
1,442	Helix Energy Solutions Group, Inc. *	21,572
1,681	MRC Global, Inc. *	19,920
2,014	Newpark Resources, Inc. *	18,348
1,472	RPC, Inc.	18,856
552	SEACOR Holdings, Inc. *	38,458
1,245	Thermon Group Holdings, Inc. *	29,967
		265,550
	PACKAGING & CONTAINERS - 0.3%
1,073	Greif, Inc. - Cl. A ^	42,137

	PHARMACEUTICALS - 1.7%
589	Anika Therapeutics, Inc. *	24,249
803	Depomed, Inc. *	17,995
367	Herbalife Ltd. *	15,693
271	Insys Therapeutics, Inc. *	15,753
251	Lannett Co., Inc. *	16,995
747	Natural Grocers by Vitamin Cottage, Inc. *	20,625
561	Neogen Corp. * ^	26,216
1,520	Owens & Minor, Inc. ^	51,437
668	Prestige Brands Holdings, Inc. *	28,651
856	Sagent Pharmaceuticals, Inc. *	19,902
1,063	Sucampo Pharmacueeticals, Inc. *	16,540
225	USANA Health Sciences, Inc. - Cl. A * ^	25,002
		279,058
	PIPELINES - 0.1%
1,292	Primoris Services Corp.	22,209

	REAL ESTATE - 0.4%
862	Alexander & Baldwin, Inc.	37,221
741	HFF, Inc. - Cl. A ^	27,817
		65,038
	RETAIL - 6.6%
1,294	American Eagle Outfitters, Inc. ^	22,102
772	ANN, Inc. * ^	31,675
432	Asbury Automotive Group, Inc. *	35,899
1,795	Ascena Retail Group, Inc. *	26,045
393	BJ's Restaurants, Inc. *	19,827
924	Brown Shoe, Co., Inc.	30,307
773	Buckle, Inc. ^	39,493
896	Cato Corp. - Cl. A	35,482
925	Cheesecake Factory, Inc. ^	45,630
2,699	Denny's Corp. *	30,769
1,537	Express, Inc. *	25,407
932	Finish Line, Inc.	22,853
794	First Cash Financial Services, Inc. *	36,937
694	Five Below, Inc. * ^	24,686
1,276	Francesca's Holdings Corp. * ^	22,713
416	Genesco, Inc. *	29,632
394	Group 1 Automotive, Inc. ^	34,014
612	Hibbett Sports, Inc. * ^	30,025
1,502	Krispy Kreme Doughnuts, Inc. *	30,025
222	Lithia Motors, Inc. - Cl. A	22,069
412	Lumber Liquidators Holdings, Inc. *	12,681
422	Mattress Firm Holding Corp. * ^	29,388
672	Movado Group, Inc.	19,165
829	Noodles & Co. * ^	14,458
302	Outerwall, Inc. ^	19,968
560	Papa John's International, Inc. ^	34,614
1,300	Pier 1 Imports, Inc. ^	18,174
577	Popeyes Louisiana Kitchen, Inc. *	34,516
452	PriceSmart, Inc.	38,411
292	Red Robin Gourmet Burgers, Inc. * ^	25,404
1,200	Rush Enterprises, Inc. - Cl. A *	32,832
1,289	Sonic Automotive, Inc. - Cl. A	32,096

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	RETAIL (Continued) - 6.6%
1,018	Sonic Corp.	$ 32,271
1,145	Texas Roadhouse, Inc. - Cl. A	41,712
1,339	Tile Shop Holdings, Inc. *	16,215
1,616	TravelCenters of America LLC *	28,183
1,738	Vera Bradley, Inc. *	28,208
698	Vitamin Shoppe, Inc. *	28,751
679	Zumiez, Inc. * ^	27,330
		1,109,967
	SAVINGS & LOANS - 2.4%
3,659	Astoria Financial Corp.	47,384
4,924	Beneficial Mutual Bancorp, Inc. *	55,592
382	BofI Holding, Inc. *	35,541
5,092	Capitol Federal Financial, Inc.	63,650
2,767	EverBank Financial Corp.	49,889
4,719	Northwest Bancshares, Inc.	55,920
2,565	Provident Financial Services, Inc.	47,837
2,135	Washington Federal, Inc.	46,554
		402,367
	SEMICONDUCTORS - 2.4%
229	Ambarella, Inc. * ^	17,338
1,710	Amkor Technology, Inc. *	15,108
766	Cabot Microelectronics Corp. *	38,277
648	Cirrus Logic, Inc. *	21,552
973	Diodes, Inc. *	27,789
1,741	Integrated Silicon Solution, Inc.	31,146
1,634	Intersil Corp.	23,399
3,563	Lattice Semiconductor Corp. *	22,589
2,202	Mircel, Inc.	33,206
1,239	MKS Instruments, Inc.	41,891
506	Monolithic Power Systems, Inc.	26,641
955	OmniVision Technologies, Inc. *	25,183
4,525	Photronics, Inc. *	38,463
446	Power Integrations, Inc.	23,228
514	Silicon Laboratories, Inc. *	26,096
		411,906
	SOFTWARE - 2.9%
888	Blackbaud, Inc.	42,073
737	CommVault Systems, Inc. *	32,207
588	Computer Programs & Systems, Inc. ^	31,905
703	Constant Contact, Inc. *	26,862
1,481	CSG Systems International, Inc.	45,008
1,028	Ebix, Inc.	31,231
448	Envestnet, Inc. *	25,124
349	Fair Isaac Corp.	30,963
1,343	Monotype Imaging Holdings, Inc.	43,836
1,197	Omnicell, Inc. * ^	42,015
836	PDF Solutions, Inc. *	14,981
1,201	Pegasystems, Inc.	26,122
1,503	Progress Software Corp. *	40,837
416	SPS Commerce, Inc. *	27,914
488	Synchronoss Technologies, Inc. * ^	23,160
		484,238
	STORAGE/WAREHOUSING - 0.3%
634	Mobile Mini, Inc. ^	27,034
1,788	Wesco Aircraft Holdings, Inc. *	27,392
		54,426
	TELECOMMUNICATIONS - 2.2%
1,514	ADTRAN, Inc.	28,266
483	Anixter International, Inc. * ^	36,771
572	Atlantic Tele-Network, Inc.	39,594
986	CalAmp Corp. *	15,963
983	Comtech Telecommunications Corp.	28,458
3,037	Iridium Communications, Inc. *	29,489
1,500	NeuStar, Inc. - Cl. A * ^	36,930
714	Plantronics, Inc.	37,806

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value
	TELECOMMUNICATIONS (Continued) - 2.2%
648	RigNet, Inc. *	$ 18,526
899	Shenandoah Telecommunications Co.	28,013
584	Ubiquiti Networks, Inc.	17,257
4,888	Vonage Holdings Corp. *	24,000
1,007	West Corp.	33,966
		375,039
	TEXTILES - 0.5%
598	G&K Services, Inc. - Cl. A	43,373
388	UniFirst Corp.	45,664
		89,037
	TRANSPORTATION - 2.7%
644	Atlas Air Worldwide Holdings, Inc. *	27,705
1,258	CAI International, Inc. *	30,909
1,076	Celadon Group, Inc.	29,289
756	Con-way, Inc.	33,362
980	Echo Global Logistics, Inc. * ^	26,715
725	Forward Air Corp.	39,367
1,493	Heartland Express, Inc. ^	35,474
824	Hornbeck Offshore Services, Inc. *	15,499
688	Hub Group, Inc. - Cl. A * ^	27,032
1,041	Knight Transportation, Inc. ^	33,572
1,469	Marten Transport Ltd.	34,081
661	Matson, Inc.	27,868
942	Roadrunner Transportation Systems, Inc. *	23,804
642	Saia, Inc. *	28,441
1,465	Werner Enterprises, Inc.	46,016
		459,134

	TRUCKING & LEASING - 0.5%
598	GATX Corp.	34,672
300	Greenbrier Cos, Inc. ^	17,400
939	TAL International Group, Inc. ^	38,245
		90,317
	WATER - 0.4%
946	American States Water Co.	37,736
1,087	SJW Corp.	33,599
		71,335

	TOTAL COMMON STOCK (Cost - $15,185,045)	16,381,695

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
398,347	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **	398,347
	TOTAL SHORT-TERM INVESTMENTS (Cost - $398,347)

	COLLATERAL FOR SECURITIES LOANED - 19.2%
3,252,662	Mount Vernon Securities Lending Prime Portfolio	3,252,662
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,252,662)

	TOTAL INVESTMENTS - 118.4% (Cost- $18,836,054) (a)	$ 20,032,704
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.4) %	(3,110,494)
	NET ASSETS - 100.0%	$ 16,922,210

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,838,201 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,768,644
	Unrealized depreciation	(574,141)
	Net unrealized appreciation	$ 1,194,503

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.1%
Equity Futures - 0.1%
4	Russell Mini Future, Jun 2015	$ 499,560	$ 16,230
	TOTAL LONG FUTURES CONTRACTS	$ 499,560	$ 16,230

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 97.9%
	ADVERTISING - 0.6%
1,236	JCDecaux SA		$ 41,668
560	Publicis Groupe SA		43,193
2,287	WPP PLC		51,947
			136,808
	AEROSPACE/DEFENSE - 1.1%
489	Airbus Group		31,736
6,930	BAE Systems PLC		53,823
8,000	Kawasaki Heavy Industries Ltd.		40,470
4,648	Meggitt PLC		37,823
754	Thales SA		41,859
1,090	Zodiac Aerospace		36,085
			241,796
	AGRICULTURE - 0.6%
1,071	British American Tobacco PLC		55,430
1,018	Imperial Tobacco Group PLC		44,750
1,135	Japan Tabacco, Inc.		35,949
			136,129
	AIRLINES - 0.7%
22,000	Cathay Pacific Ariways Ltd.		50,907
1,100	Japan Airlines Co. Ltd.		34,286
7,100	Singapore Airlines Ltd.		61,840
			147,033
	APPAREL - 1.1%
1,847	Burberry Group PLC		47,488
245	Christian Dior SE		46,236
121	Hermes International		42,669
236	LVMH Moet Hennessy Louis Vuitton SE		41,598
461	Michael Kors Holdings Ltd. *		30,311
6,552	Prada SpA		39,720
			248,022
	AUTO MANUFACTURERS - 2.3%
306	Bayerische Motoren Werke AG		38,263
14,000	Brilliance China Automotive Holdings Ltd.		26,978
424	Daimler AG		40,853
863	Fuji Heavy Industries Ltd.		28,704
2,136	Hino Motors Ltd.		30,530
1,302	Honda Motor Co. Ltd.		42,351
2,459	Isuzu Motors Ltd.		32,738
1,500	Mazda Motor Corp.		30,490
4,000	Mitsubishi Motors Corp.		36,170
4,443	Nissan Motor Co. Ltd.		45,322
311	Renault SA		28,309
1,071	Suzuki Motor Corp.		32,244
661	Toyota Motor Corp.		46,180
167	Volkswagen AG		43,047
			502,179
	AUTO PARTS & EQUIPMENT - 2.2%
1,090	Aisin Seiki Co. Ltd.		39,607
428	Autoliv, Inc. ^		50,406
987	Bridgestone Corp.		39,615
447	Cie Generale des Etablissements Michelin		44,452
149	Continental AG		35,247
604	Delphi Automotive PLC		48,163
961	Denso Corp.		43,913
600	Magna International, Inc.		32,102
2,441	Pirelli & C. SpA		40,523
3,204	Sumitomo Electric Industries Ltd.		42,056
705	Toyota Industries Corp.		40,423
223	Valeo		33,297
			489,804
	BANKS - 9.3%
2,356	Australia & New Zealand Banking Group Ltd.		65,908
3,742	Banco Bilbao Vizcaya Argentaria SA		37,803
10,012	Banco de Sabadell SA		24,501

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	BANKS (Continued) - 9.3%
5,947	Banco Popular Espanol SA		$ 29,107
4,461	Banco Santander SA		33,613
18,400	Bank of East Asia Ltd.		73,216
66,741	Bank of Ireland *		25,262
1,100	Bank of Montreal		65,892
1,400	Bank of Nova Scotia		70,188
19,996	Bankia SA *		27,870
16,500	BOC Hong Kong Holdings Ltd.		58,846
6,852	CaixaBank SA		32,484
900	Canadian Imperial Bank of Commerce		65,217
2,494	Commerzbank AG *		34,413
982	Commonwealth Bank of Australia		70,027
2,102	Credit Agricole SA		30,866
4,916	DBS Group Holdings Ltd.		72,952
2,378	DNB ASA		38,259
4,300	Hang Seng Bank Ltd.		77,926
6,385	HSBC Holdings PLC		54,374
8,097	Intesa Sanpaolo SpA		27,527
569	KBC Groep NV *		35,169
6,797	Mitsubishi UFJ Financial Group, Inc.		42,128
34,645	Mizuho Financial Group, Inc.		60,951
2,232	National Australia Bank Ltd.		65,694
1,400	National Bank of Canada		51,078
4,551	Natixis SA		34,017
2,873	Nordea Bank AB		35,062
9,169	Oversea-Chinese Banking Corp. Ltd.		70,639
6,990	Resona Holdings, Inc.		34,755
1,200	Royal Bank of Canada		72,318
3,739	Skandinaviska Enskilda Banken AB		43,724
685	Societe Generale SA		33,078
2,340	Standard Chartered PLC		37,962
1,139	Sumitomo Mitsui Financial Group, Inc.		43,680
10,024	Sumitomo Mitsui Trust Holdings, Inc.		41,394
1,048	Svenska Handelsbanken AB		47,285
2,136	Swedbank AB		51,022
1,400	Toronto-Dominion Bank		59,937
2,000	UBS AG		37,703
3,774	UniCredit SpA		25,652
3,653	United Overseas Bank Ltd.		61,238
2,125	Westpac Banking Corp.		63,892
			2,064,629
	BEVERAGES - 1.9%
376	Anheuser-Busch InBev NV		45,947
1,400	Asahi Group Holdings Ltd.		44,495
1,992	Diageo PLC		54,954
740	Heineken Holding NV		50,935
560	Heineken NV		42,712
3,500	Kirin Holdings Co. Ltd.		46,000
433	Pernod Ricard SA		51,215
710	SABMiller PLC		37,289
1,000	Suntory Beverage & Food Ltd.		42,920
			416,467
	BIOTECHNOLOGY - 0.2%
653	CSL Ltd.		45,928

	BUILDING MATERIALS - 1.1%
742	Cie de St-Gobain		32,583
1,274	CRH PLC		33,077
500	Daikin Industries Ltd.		33,528
112	Geberit AG		42,066
464	Holcim Ltd.		34,688
1,500	LIXIL Group Corp.		35,590
7	Sika AG		25,060
			236,592

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	CHEMICALS - 4.2%
400	Agrium, Inc.		$ 41,673
371	Air Liquide SA		47,726
597	Akzo Nobel NV		45,143
4,390	Asahi Kasei Corp.		42,038
442	BASF SE		43,926
776	Brenntag AG		46,463
75	EMS-Chemie Holding AG		30,581
1,415	Evonik Industries AG		50,445
23	Givaudan SA		41,702
6,497	Israel Chemicals Ltd.		46,223
881	Johnson Matthey PLC		44,257
262	Linde AG		53,355
800	Nippon Paint Holdings Co. Ltd.		29,336
571	Nitto Denko Corp.		38,213
810	Novozymes A/S - Cl. B		37,022
925	OCI NV *		28,646
1,500	Potash Corp of Saskatchewan, Inc.		48,335
594	Shin-Etsu Chemical Co. Ltd.		38,861
8,000	Sumitomo Chemical Co. Ltd.		41,203
756	Symrise AG		47,766
124	Syngenta AG		42,197
729	Yara International ASA		37,076
			922,187
	COMMERCIAL SERVICES - 2.7%
501	Adecco SA		41,759
1,746	Aggreko PLC		39,555
1,850	Ashtead Group PLC		29,752
1,343	Atlantia SpA		35,260
3,082	Babcock International Group PLC		45,016
6,385	Brambles Ltd.		56,159
2,062	Bunzl PLC		56,014
1,785	Bureau Veritas SA		38,315
2,372	Capita PLC		39,273
2,792	Experian PLC		46,269
566	Randstad Holding NV		34,327
3,374	Reed Elsevier PLC		58,016
700	Secom Co. Ltd.		46,816
20	SGS SA		38,279
			604,810
	COMPUTERS - 1.8%
678	Accenture PLC		63,522
517	AtoS		35,680
444	Cap Gemini SA		36,411
1,000	CGI Group, Inc. *		42,378
5,000	Fujitsu Ltd.		34,132
418	Gemalto NV		33,291
324	Ingenico		35,591
1,200	Nomura Research Institute Ltd.		45,204
1,000	NTT Data Corp.		43,587
400	TDK Corp.		28,469
			398,265
	COSMETICS/ PERSONAL CARE - 1.0%
574	Beiersdorf AG		49,864
862	Kao Corp.		43,104
291	L'Oreal SA		53,543
1,796	Svenska Cellulosa AB SCA		41,360
1,400	Unicharm Corp.		36,776
			224,647
	DISTRIBUTION/WHOLESALE - 1.6%
10,000	Goldin Financial Holdings Ltd.		31,601
4,085	ITOCHU Corp.		44,309
1,723	Jardine Cycle & Carriage Ltd.		51,564
38,000	Li & Fung Ltd.		37,104
2,240	Mitsubishi Corp.		45,186

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	DISTRIBUTION/WHOLESALE (Continued) - 1.6%
3,373	Mitsui & Co. Ltd.		$ 45,314
1,509	Toyota Tsusho Corp.		40,055
835	Wolseley PLC		49,466
			344,599
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
5,915	Aberdeen Asset Management PLC		40,332
831	AerCap Holdings NV		36,273
4,000	Daiwa Securities Group, Inc.		31,536
654	Deutsche Boerse AG		53,414
1,871	Hong Kong Exchanges and Clearing Ltd.		45,853
1,500	IGM Financial, Inc.		53,270
580	Julius Baer Group Ltd.		29,101
1,153	London Stock Exchange Group PLC		42,063
891	Macquarie Group Ltd.		52,157
6,750	Nomura Holdings, Inc.		39,727
2,069	ORIX Corp. *		29,115
892	Schroders PLC		42,348
			495,189
	ELECTRIC - 3.0%
4,921	AGL Energy Ltd.		57,109
12,000	China Resources Power Holdings Co. Ltd.		30,120
9,500	CLP Holdings Ltd.		83,017
9,563	EDP - Energias de Portugal SA		35,787
1,610	Electricite de France SA		38,622
2,140	Endesa SA		41,363
18,722	Enel Green Power SpA		34,960
6,399	Enel SpA		28,942
2,300	Fortis, Inc.		70,013
1,972	Fortum OYJ		41,419
9,014	Iberdrola SA		58,095
5,500	Power Assets Holdings Ltd.		56,256
533	Red Electrica Corp. SA		43,349
10,652	Terna Rete Elettrica Nazionale SpA		46,896
			665,948
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
733	Legrand SA		39,622
600	Nidec Corp.		39,938
472	Schneider Electric SE		36,669
			116,229
	ELECTRONICS - 1.3%
861	Hoya Corp.		34,568
72	Keyence Corp.		39,363
830	Kyocera Corp.		45,598
300	Murata Manufacturing Co. Ltd.		41,341
700	Omron Corp.		31,619
808	Sensata Technologies Holding NV * ^		46,420
641	TE Connectivity Ltd.		45,908
			284,817
	ENERGY-ALTERNATE SOURCES - 0.1%
506	Vestas Wind Systems A/S		20,938

	ENGINEERING & CONSTRUCTION - 1.7%
952	ACS Actividades de Construccion y Servicios SA		33,735
445	Aeroports de Paris		53,184
1,009	Bouygues SA		39,590
7,000	Cheung Kong Infrastructure Holdings Ltd.		60,177
2,282	Ferrovial SA		48,518
27,741	Singapore Technologies Engineering Ltd.		70,363
1,997	Skanska AB		44,762
611	Vinci SA		34,924
			385,253
	ENTERTAINMENT - 0.4%
61,846	Genting Singapore PLC		41,471
560	Oriental Land Co. Ltd.		42,447
			83,918

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	FOOD - 4.6%
2,000	Ajinomoto Co., Inc.		$ 43,912
480	Aryzta AG		29,512
842	Associated British Foods PLC		35,202
465	Casino Guichard Perrachon SA		41,209
1	Chocoladefabriken Lindt & Sprungli AG		63,285
1,137	Colruyt SA		49,496
782	Danone SA		52,583
800	Empire Co. Ltd.		55,818
1,247	ICA Gruppen AB		41,782
2,026	Jeronimo Martins SGPS SA		25,454
2,925	Koninklijke Ahold NV		57,635
300	MEIJI Holdings Co. Ltd.		36,628
1,800	Metro, Inc.		48,742
694	Nestle SA		52,418
1,700	Saputo, Inc.		46,692
1,226	Seven & I Holdings Co. Ltd.		51,629
7,143	Tesco PLC		25,630
1,356	Unilever PLC		56,631
1,753	Wesfarmers Ltd.		58,851
29,122	Wilmar International Ltd.		69,197
1,882	Woolworths Ltd.		42,374
517	Yakult Honsha Co. Ltd.		36,064
			1,020,744
	FOOD SERVICE - 0.6%
3,542	Compass Group PLC		61,588
652	Sodexo SA		63,564
			125,152
	FOREST PRODUCTS & PAPER - 0.1%
1,675	UPM-Kymmene OYJ		32,591

	GAS - 2.0%
5,000	Beijing Enterprises Holdings Ltd.		39,340
2,000	Canadian Utilities Ltd.		62,758
16,000	China Gas Holdings Ltd.		26,210
1,660	Enagas SA		47,468
1,990	Gas Natural SDG SA		44,693
28,300	Hong Kong & China Gas Co. Ltd.		65,485
5,254	National Grid PLC		67,402
12,000	Osaka Gas Co. Ltd.		50,274
7,175	Snam SpA		34,824
			438,454
	HAND/MACHINE TOOLS - 0.5%
3,743	Sandvik AB		41,840
278	Schindler Holding AG		46,286
98	SMC Corp.		29,276
			117,402
	HEALTHCARE PRODUCTS - 1.0%
365	Essilor International SA		41,859
601	Medtronic PLC		46,872
900	Olympus Corp. *		33,490
2,316	Smith & Nephew PLC		39,308
260	Sonova Holding AG		36,199
600	Sysmex Corp.		33,353
			231,081
	HEALTHCARE SERVICES - 0.7%
611	Fresenius Medical Care AG & Co. KGaA		50,821
822	Fresenius SE & Co. KGaA		49,067
958	Ramsay Health Care Ltd.		49,182
			149,070
	HOLDINGS COMPANIES - 2.1%
5,465	Bollore SA		29,089
10,484	China Merchants Holdings International Co. Ltd.		41,041
912	GEA Group AG		44,108
3,000	Hutchison Whampoa Ltd.		41,636
800	Jardine Matheson Holdings Ltd.		50,560
1,500	Jardine Strategic Holdings Ltd.		52,500

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	HOLDINGS COMPANIES (Continued) - 2.1%
8,538	Keppel Corp. Ltd.		$ 56,007
21,000	NWS Holdings Ltd.		34,996
5,500	Swire Pacific Ltd.		74,985
7,000	Wharf Holdings Ltd.		48,891
			473,813
	HOME BUILDERS - 0.8%
4,548	Barratt Developments PLC		35,660
1,800	Daiwa House Industry Co. Ltd.		35,568
1,421	Persimmon PLC		35,059
3,149	Sekisui House Ltd.		45,809
15,767	Taylor Wimpey PLC		36,234
			188,330
	HOME FURNISHINGS - 0.2%
13,000	Haier Electronics Group Co. Ltd.		34,039

	HOUSEHOLD PRODUCTS - 0.5%
619	Reckitt Benckiser Group PLC		53,264
340	Societe BIC SA		48,375
			101,639
	INSURANCE - 7.8%
643	ACE Ltd. ^		71,688
5,278	Aegon NV		41,651
7,400	AIA Group Ltd.		46,579
344	Allianz SE		59,785
8,791	AMP Ltd.		43,225
616	Aon PLC		59,210
2,151	Assicurazioni Generali SpA		42,291
5,336	Aviva PLC		42,749
1,689	AXA SA		42,539
6,600	China Taiping Insurance Holdings Co. Ltd. *		22,517
2,735	CNP Assurances		47,900
2,200	Dai-ichi Life Insurance Co. Ltd.		32,004
100	Fairfax Financial Holdings Ltd.		56,020
2,600	Great-West Lifeco, Inc.		75,124
609	Hannover Rueck SE		62,909
10,375	Insurance Australia Group Ltd.		48,320
900	Intact Financial Corp.		67,759
14,648	Legal & General Group PLC		60,545
2,800	Manulife Financial Corp.		47,499
12,695	Mapfre SA		46,335
277	Muenchener Rueckversicherungs-Gesellschaft AG		59,712
13,938	Old Mutual PLC		45,927
2,300	Power Corp. of Canada		60,830
2,100	Power Financial Corp.		62,119
2,076	Prudential PLC		51,497
3,211	QBE Incurance Group Ltd.		31,969
1,205	Sampo Oyj		60,841
3,915	Standard Life PLC		27,626
1,500	Sun Life Financial, Inc.		46,193
5,913	Suncorp Group Ltd.		60,947
661	Swiss Re AG		64,005
2,600	T&D Holdings, Inc.		35,850
1,100	Tokio Marine Holdings, Inc.		41,606
166	Zurich Insurance Group AG		56,250
			1,722,021
	INTERNET - 0.6%
122	Iliad SA		28,467
1,700	Rakuten, Inc.		30,015
799	United Internet AG		36,382
9,000	Yahoo Japan Corp.		37,203
			132,067

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	INVESTMENT COMPANIES - 0.8%
2,000	CK Hutchinson Holdings Ltd.		$ 40,965
669	Groupe Bruxelles Lambert SA		55,422
822	Investment AB Kinnevik		27,447
1,237	Investor AB		49,275
			173,109
	IRON/STEEL - 0.7%
25,000	CITIC Ltd.		42,823
1,500	JFE Holdings, Inc.		33,178
15,000	Nippon Steel & Sumitomo Metal Corp.		37,816
1,096	Voestalpine AG		40,126
			153,943
	LEISURE TIME - 0.3%
253	Shimano, Inc.		37,700
1,200	Yamaha Motor Co. Ltd.		29,022
			66,722
	LODGING - 1.0%
795	Accor SA		41,471
3,399	Crown Resorts Ltd.		34,697
5,000	Galaxy Entertainment Group Ltd.		22,766
1,150	Intercontinental Hotels Group PLC		44,940
22,000	SJM Holdings Ltd.		28,774
684	Whitbread PLC		53,225
			225,873
	MACHINERY CONSTRUCTION & MINING - 1.0%
2,123	ABB Ltd.		45,068
1,387	Atlas Copco AB - Cl. A		44,897
5,739	Hitachi Ltd.		39,373
1,970	Komatsu Ltd.		38,788
3,679	Mitsubishi Electric Corp.		43,799
			211,925
	MACHINERY DIVERSIFIED - 1.9%
1,549	Alstom SA *		47,787
4,154	CNH Industrial NV		33,897
197	FANUC Corp.		43,097
1,073	Hexagon AB - Cl. B		38,128
1,039	Kone OYJ - Cl. B		46,055
1,558	Kubota Corp.		24,709
1,317	MAN SE		138,591
7,000	Mitsubishi Heavy Industries Ltd.		38,637
			410,901
	MEDIA - 1.6%
10,819	ITV PLC		40,593
2,232	Pearson PLC		48,048
806	ProSiebenSat.1 Media AG		39,557
2,800	Shaw Communications, Inc. - Cl. B		62,787
3,378	Sky PLC		49,765
2,330	Vivendi SA		57,858
1,684	Wolters Kluwer NV		54,972
			353,580
	METAL FABRICATE/HARDWARE - 0.6%
804	Assa Abloy AB		47,895
2,000	NSK Ltd.		29,302
1,794	SKF AB		46,325
			123,522
	MINING - 1.2%
3,177	Antofagasta PLC		34,526
1,557	BHP Billiton Ltd.		36,888
1,500	First Quantum Minerals Ltd.		18,167
7,044	Glencore PLC		29,878
14,108	Polyus Gold International Ltd.		39,140
856	Rio Tinto PLC		35,203
1,200	Silver Wheaton Corp.		22,780
1,908	Sumitomo Metal Mining Co. Ltd.		27,962
1,500	Teck Resources Ltd.		20,570
			265,114

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	MISCELLANEOUS MANUFACTURING - 1.1%
2,215	Alfa Laval AB		$ 43,513
1,076	FUJIFILM Holdings Corp.		38,349
446	Siemens AG		48,227
2,346	Smiths Group PLC		38,912
11,000	Toshiba Corp.		46,222
851	Wartsila OYJ Abp		37,667
			252,890
	OFFICE/BUSINESS EQUIPMENT - 0.6%
1,583	Canon, Inc.		56,043
4,100	Ricoh Co. Ltd.		44,694
1,400	Seiko Epson Corp.		24,864
			125,601
	OIL & GAS - 1.2%
900	Canadian Natural Resources Ltd.		27,574
2,300	Encana Corp.		25,660
1,000	Imperial Oil Ltd.		39,885
2,600	Inpex Corp.		28,722
38,000	Kunlun Energy Co. Ltd.		36,907
5,103	Oil Search Ltd.		28,052
1,100	Suncor Energy, Inc.		32,122
1,472	Woodside Petroleum Ltd.		38,796
			257,718
	OIL & GAS SERVICES - 0.1%
465	Technip SA		28,147

	PACKAGING - 0.2%
4,081	Amcor Ltd.		43,746

	PHARMACEUTICALS - 3.5%
230	Actelion Ltd.		26,650
2,600	Astellas Pharma, Inc.		42,633
262	Bayer AG		39,373
771	Chugai Pharmaceutical Co. Ltd.		24,321
2,900	Daiichi Sankyo Co. Ltd.		46,090
696	Eisai Co. Ltd.		49,507
2,195	GlaxoSmithKline PLC		50,345
906	Hikma Pharmaceuticals PLC		28,630
426	Merck KGaA		47,825
2,573	Mitsubishi Tanabe Pharma Corp.		44,216
422	Novartis AG		41,753
917	Novo Nordisk A/S - Cl. B		49,030
250	Ono Pharmaceutical Co. Ltd.		28,294
1,259	Otsuka Holdings Co. Ltd.		39,447
223	Perrigo Co. PLC		36,918
159	Roche Holding AG		43,865
376	Sanofi		37,117
267	Shire PLC		21,252
752	Teva Pharmaceutical Industries Ltd.		47,187
554	UCB SA		40,066
			784,519
	PIPELINES - 0.6%
1,300	Inter Pipeline Ltd.		33,521
596	Koninklijke Vopak NV		32,895
1,000	Pembina Pipeline Corp.		31,608
1,000	TransCanada Corp.		42,709
			140,733
	REAL ESTATE - 3.8%
1,100	Brookfield Asset Management, Inc.		58,906
20,776	CapitaLand Ltd.		54,211
10,000	China Overseas Land & Investment Ltd.		32,310
10,000	China Resources Land Ltd.		28,248
378	Daito Trust Construction Co. Ltd.		42,292
1,352	Deutsche Annington Immobilien SE		45,586
29,799	Global Logistic Properties Ltd.		57,556
17,000	Hang Lung Properties Ltd.		47,801
6,300	Henderson Land Development Co. Ltd.		44,246

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	REAL ESTATE (Continued) - 3.8%
6,600	Hongkong Land Holdings Ltd.		$ 49,830
1,572	Mitsubishi Estate Co. Ltd.		36,513
1,571	Mitsui Fudosan Co. Ltd.		46,211
51,000	New World Development Co. Ltd.		59,138
28,000	Sino Land Co. Ltd.		45,650
1,417	Sumitomo Realty & Development Co. Ltd.		51,069
4,000	Sun Hung Kai Properties Ltd.		61,706
15,000	Swire Properties Ltd.		48,853
7,000	Wheelock & Co. Ltd.		35,800
			845,926
	RETAIL - 3.4%
3,800	Aeon Co. Ltd.		41,772
900	Alimentation Couche Tard, Inc. - Cl. B		35,840
35,000	Belle International Holdings Ltd.		40,765
500	Canadian Tire Corp. Ltd. - Cl. A		50,903
35,400	Chow Tai Fook Jewellery Group Ltd.		38,081
375	Cie Financiere Richemont SA		30,215
1,338	Hennes & Mauritz AB		54,197
340	Hugo Boss AG		41,347
1,331	Inditex SA		42,705
217	Kering		42,362
6,941	Kingfisher PLC		39,193
441	Lululemon Athletica, Inc. * ^		28,233
604	Luxottica Group SpA		38,331
4,942	Marks & Spencer Group PLC		39,226
512	Next PLC		53,362
600	Nitori Holdings Co. Ltd.		40,703
288	Pandora A/S		26,224
77	Swatch Group AG		32,653
1,566	Travis Perkins PLC		45,305
			761,417
	SEMICONDUCTORS - 0.8%
1,931	ARM Holdings PLC		31,657
298	ASML Holding NV		30,332
26,000	Hanergy Thin Film Power Group Ltd.		23,408
2,874	Infineon Technologies AG		34,348
244	NXP Semiconductor NV *		24,488
400	Tokyo Electron Ltd.		27,942
			172,175
	SOFTWARE - 1.4%
1,208	Amadeus IT Holding SA - Cl. A		51,834
673	Check Point Software Technologies Ltd. * ^		55,166
100	Constellation Software, Inc.		34,540
698	Dassault Systemes		47,324
600	Open Text Corp.		31,728
7,643	Sage Group PLC		52,920
631	SAP SE		45,756
			319,268
	TELECOMMUNICATIONS - 5.0%
1,600	BCE, Inc.		67,691
1,306	Belgacom SA		45,683
7,149	BT Group PLC		46,455
3,000	China Mobile Ltd.		39,160
22,000	China Unicom Hong Kong Ltd.		33,484
1,801	Eutelsat Communications SA		59,632
1,842	KDDI Corp.		41,763
649	Nippon Telegraph & Telephone Corp.		40,009
2,500	NTT DOCOMO, Inc.		43,452
1,954	Orange SA		31,400
1,900	Rogers Communications, Inc. - Cl. B		63,563
22,009	Singapore Telecommunications Ltd.		70,262
579	SoftBank Corp.		33,681
91	Swisscom AG		52,860
24,934	Telecom Italia SpA		29,237
3,386	Telefonaktiebolaget LM Ericsson		42,539
3,329	Telefonica SA		47,400

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	TELECOMMUNICATIONS (Continued) - 5.0%
828	Telenet Group Holding NV *		$ 45,496
2,228	Telenor ASA		45,022
8,698	TeliaSonera AB		55,243
14,939	Telstra Corp. Ltd.		71,971
1,700	TELUS Corp.		56,430
12,939	Vodafone Group PLC		42,318
			1,104,751
	TEXTILES - 0.2%
4,842	Toray Industries, Inc.		40,636

	TRANSPORTATION - 2.8%
15	AP Moeller - Maersk A/S		31,348
13,180	Aurizon Holdings Ltd.		48,805
700	Canadian National Railway Co.		46,847
200	Canadian Pacific Railway Ltd.		36,595
214	Central Japan Railway Co.		38,782
1,467	Deutsche Post AG		45,832
500	East Japan Railway Co.		40,170
13,000	Kintetsu Group Holdings Co. Ltd.		47,779
338	Kuehne + Nagel International AG		50,258
13,000	MTR Corp. Ltd.		61,874
4,000	Odakyu Electric Railway Co. Ltd.		40,837
6,664	Tokyu Corp.		41,320
900	West Japan Railway Co.		47,276
1,600	Yamato Holdings Co. Ltd.		36,963
			614,686
	WATER - 1.0%
26,000	Guangdong Investment Ltd.		34,072
1,806	Severn Trent PLC		55,169
1,849	Suez Environnement Co.		31,817
3,534	United Utilities Group PLC		48,918
2,245	Veolia Environment SA		42,464
			212,440

	TOTAL COMMON STOCK (Cost - $21,240,633)		21,667,932

	RIGHTS - 0.0%
10,012	Banco de Sabadell SA, Expiration April 17, 2015, Exercise Price $1.48 EUR		2,537
3,329	Telefonica SA, Expiration April 12, 2015 , Exercise Price $10.84 EUR		536
	TOTAL RIGHTS (Cost - $3,014)		3,073

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
248,974	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		248,974
	TOTAL SHORT-TERM INVESTMENTS (Cost - $248,974)

	COLLATERAL FOR SECURITIES LOANED - 1.0%
209,363	Mount Vernon Securities Lending Prime Portfolio		209,363
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $209,363)

	TOTAL INVESTMENTS - 100.0% (Cost - $21,701,984) (a)		$ 22,129,342
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(4,269)
	NET ASSETS - 100.0%		$ 22,125,073

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan.
+ Less than 1 share.
EUR - Euro
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,786,982 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,560,178
	Unrealized depreciation		(1,217,818)
	Net unrealized appreciation		$ 342,360

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.0)%
	Equity Futures - (0.0)%
4	MSCI EAFE Index Mini, Jun 2015	$ 365,980	$ (9,088)
	TOTAL LONG FUTURES CONTRACTS	$ 365,980	$ (9,088)

	Portfolio Composition (Unaudited) *
	Japan	20.0%
	Britain	12.2%
	Canada	9.9%
	Hong Kong	9.6%
	France	9.0%
	Germany	6.5%
	Switzerland	5.6%
	Australia	5.1%
	Sweden	3.9%
	Singapore	3.4%
	Other Countries	14.8%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 79.1%
	AEROSPACE/DEFENSE - 0.3%
28,000	AviChina Industry & Technology Co. Ltd. - H Shares		$ 20,116
606	Korea Aerospace Industries Ltd.		30,800
			50,916
	AGRICULTURE - 1.4%
11,664	Astra Agro Lestari Tbk PT		21,679
1,670	British American Tobacco Malaysia Bhd		30,960
87,977	Charoen Pokphand Indonesia Tbk PT		23,855
6,693	Gudang Garam Tbk PT		26,109
32,253	IOI Corp. Bhd		39,973
342	KT&G Corp.		27,337
4,808	Kuala Lumpur Kepong Bhd		29,574
2,766	Souza Cruz SA		21,887
			221,374
	APPAREL - 0.7%
1,000	Eclat Textile Co. Ltd.		13,143
44,258	Far Eastern New Century Corp.		45,659
17,317	Pou Chen Corp.		24,226
7,000	Shenzhou International Group Holdings Ltd.		31,601
			114,629
	AUTO MANUFACTURERS - 1.8%
2,500	Byd Co. Ltd.		12,866
16,000	Dongfeng Motor Group Co., Ltd.		25,673
2,108	Ford Otomotiv Sanayi AS		27,239
40,000	Geely Automobile Holdings Ltd.		20,586
3,294	Great Wall Motor Co. Ltd. - H Shares		23,283
28,000	Guangzhou Automobile Group Co., Ltd.		26,798
141	Hyundai Motor Co.		21,410
613	Kia Motors Corp.		24,969
4,077	Tofas Turk Otomobil Fabrikasi AS		24,731
14,315	UMW Holdings Bhd		41,899
2,651	Yulon Nissan Motor Co. Ltd.		25,656
			275,110
	AUTO PARTS & EQUIPMENT - 1.0%
18,152	Cheng Shin Rubber Industry Co. Ltd.		41,685
496	Halla Visteon Climate Control Corp.		17,164
648	Hankook Tire Co. Ltd.		26,482
95	Hyundai Mobis Co. Ltd.		21,103
132	Hyundai Wia Corp.		16,832
7,306	Weichai Power Co. Ltd.		28,176
			151,442
	BANKS - 10.8%
7,594	Akbank TAS		22,375
29,664	AMMB Holdings Bhd		50,942
596,100	Banco de Chile		66,957
947	Banco de Credito e Inversiones		42,426
2,003	Banco do Brasil SA		14,421
832,245	Banco Santander Chile		45,385
4,155	Bancolombia SA		39,179
7,524	Bangkok Bank PCL		42,648
34,201	Bank Central Asia Tbk PT		38,782
39,689	Bank Mandiri Persero Tbk PT		37,871
54,608	Bank Negara Indonesia Persero Tbk PT		30,178
60,857	Bank of China Ltd. - H Shares		35,166
31,599	Bank of Communications Co. Ltd.		27,104
17,625	Bank of the Philippine Islands		39,627
635	Bank Pekao SA		30,778
29,977	Bank Rakyat Indonesia Persero Tbk PT		30,438
331	Bank Zachodni WBK SA		30,114
2,157	Barclays Africa Group Ltd.		32,919
13,898	BDO Unibank, Inc.		38,460
76,963	Chang Hwa Commercial Bank Ltd.		44,493
41,103	China Citic Bank Corp. Ltd.		30,962
44,952	China Construction Bank Corp.		37,340
39,894	Chongqing Rural Commercial Bank Co. Ltd.		25,883

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	BANKS (Continued) - 10.8%
16,206	CIMB Group Holdings Bhd		$ 27,218
4,228	Commercial International Bank Egypt SAE		31,394
4,065,100	Corpbanca SA		43,084
6,921	FirstRand Ltd.		31,882
5,336	Grupo Financiero Banorte SAB de CV - O Shares		30,990
11,152	Grupo Financiero Inbursa SAB de CV		28,151
12,141	Grupo Financiero Santander Mexico SAB de CV		26,558
15,572	Hong Leong Bank Bhd		59,959
1,947	Industrial Bank of Korea		23,423
4,518	Kasikornbank PCL		31,786
159	Komercni Banka AS		34,314
47,435	Krung Thai Bank PCL		33,226
20,294	Malayan Banking Bhd		51,125
245	Mbank		28,450
17,529	Metropolitan Bank & Trust Co.		38,254
6,530	National Bank of Greece SA *		7,713
1,589	Nedbank Group Ltd.		31,169
3,612	Powszechna Kasa Oszczednosci Bank Polski SA		32,385
16,045	RHB Capital Bhd		34,313
7,232	Siam Commercial Bank PCL		39,548
2,517	Standard Bank Group Ltd.		34,884
308,200	TMB Bank PCL		28,216
6,394	Turkiye Garanti Bankasi AS		21,006
4,707	Turkiye Halk Bankasi AS		23,296
9,844	Turkiye Is Bankasi - C Shares		22,256
12,700	Turkiye Vakiflar Bankasi Tao		20,837
16,761	Yapi ve Kredi Bankasi AS		25,822
			1,675,707
	BEVERAGES - 1.2%
5,100	Ambev SA		29,426
6,573	Arca Continental SAB de CV *		40,488
4,464	Cia Cervecerias Unidas SA		46,490
4,979	Coca-Cola Femsa SAB de CV		39,733
70,783	LT Group, Inc.		25,811
			181,948
	BUILDING MATERIALS - 2.1%
9,073	Anhui Conch Cement Co. Ltd.		34,347
40,969	Asia Cement Corp.		51,491
24,500	BBMG Corp.		22,595
8,227	Cementos Argos SA		27,009
39,632	China National Building Material Co. Ltd.		39,464
4,215	Grupo Argos SA		26,994
14,748	Indocement Tunggal Prakarsa Tbk PT		24,732
25,577	Semen Indonesia Persero Tbk PT		26,704
3,486	Siam City Cement PLC		40,911
28,555	Taiwan Cement Corp.		40,221
			334,468
	CHEMICALS - 1.0%
17,000	Formosa Plastics Corp.		41,212
85	LG Chem Ltd.		17,311
15,000	Nan Ya Plastics Corp.		33,297
17,463	Petronas Chemicals Group Bhd		26,594
1,396	Ultrapar Participacoes SA		28,361
5,180	Uralkali PJSC		13,941
			160,716
	COAL - 0.6%
12,004	China Shenhua Energy Co. Ltd.		30,657
8,670	Semirara Mining and Power Corp.		32,391
30,000	Yanzhou Coal Mining Co. Ltd.		25,655
			88,703
	COMMERCIAL SERVICES - 2.3%
3,908	CCR SA		20,188
13,000	China Conch Venture Holdings Ltd.		27,835
1,640	Cielo SA		23,445
38,000	Dalian Port PDA Co. Ltd.		15,979

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMERCIAL SERVICES (Continued) - 2.3%
17,348	International Container Terminal Services, Inc.		$ 41,915
77,725	Jasa Marga Persero Tbk PT		42,804
28,838	Jiangsu Expressway Co. Ltd. - H Shares		38,759
4,700	Kroton Educacional SA		15,132
2,065	Localiza Rent a Car SA		23,635
11,385	OHL Mexico SAB de CV *		21,554
374	S-1 Corp.		28,277
30,300	Westports Holdings Bhd		32,889
20,589	Zhejiang Expressway Co. Ltd.		27,300
			359,712
	COMPUTERS - 1.3%
3,098	Advantech Co. Ltd.		23,599
2,635	Asustek Computer, Inc.		26,511
13,050	Foxconn Technology Co. Ltd.		35,012
39,000	Innolux Corp.		19,494
27,000	Inventec Corp.		19,533
16,822	Lenovo Group Ltd.		24,562
24,517	Lite-On Technology Corp.		31,753
11,944	Quanta Computer, Inc.		28,840
			209,304
	COSMETICS - 0.6%
7	Amorepacific Corp.		21,164
16	AMOREPACIFIC Group		21,628
33	LG Household & Health Care Ltd.		25,010
2,618	Natura Cosmeticos SA		22,224
			90,026
	DISTRIBUTION/WHOLESALE - 0.1%
843	Daewoo International Corp.		20,169

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
5,218	BM&F Bovespa SA		18,172
730	Capitec Bank Holdings Ltd.		31,617
49,000	China Cinda Asset Management Co. Ltd. *		24,270
113,000	China Development Financial Holding Corp.		39,160
15,000	China Galaxy Securities Co. Ltd. - H Shares		17,161
58,649	CTBC Financial Holding Co. Ltd.		38,963
77,311	E.Sun Financial Holding Co. Ltd.		47,287
90,050	First Financial Holding Co. Ltd.		53,497
17,000	Fubon Financial Holding Co. Ltd.		30,515
1,154	Hana Financial Group, Inc.		29,898
6,400	Hong Leong Financial Group Bhd.		29,308
86,743	Hua Nan Financial Holdings Co. Ltd.		49,593
3,657	Investec Ltd.		30,322
833	KB Financial Group, Inc.		29,501
60,773	Mega Financial Holding Co. Ltd.		50,371
5,375	RMB Holdings Ltd.		30,986
708	Shinhan Financial Group Co. Ltd.		26,765
142,235	Taiwan Cooperative Financial Holding Co. Ltd.		72,006
80,191	Yuanta Financial Holding Co. Ltd.		40,340
			689,732
	ELECTRIC - 3.8%
42,744	Aboitiz Power Corp.		42,553
80,133	AES Gener SA		43,741
1,703	CEZ AS		41,628
3,200	CPFL Energia SA		20,395
484,000	E.ON Russia JSC		24,553
7,400	Electricity Generating PCL		34,442
29,090	Empresa Nacional de Electricidad SA		43,579
135,649	Enersis SA		44,480
9,377	Glow Energy PCL		24,703
40,000	Huadian Fuxin Energy Corp. Ltd. - H Shares		19,606
18,000	Huaneng Power International, Inc. - H Shares		21,313
56,000	Huaneng Renewables Corp. Ltd.		20,297
524	Korea Electric Power Corp.		21,721
5,614	PGE SA		30,852
25,400	Ratchaburi Electricity Generating Holding PCL		47,796

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	ELECTRIC (Continued) - 3.8%
1,735,000	RusHydro JSC		$ 15,709
9,700	Tenaga Nasional Bhd		37,611
2,136	Tractebel Energia SA		23,753
85,136	YTL Power International Bhd		34,482
			593,214
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
3,837	Delta Electronics, Inc.		24,204
2,500	Zhuzhou CSR Times Electric Co. Ltd. - H Shares		16,413
			40,617
	ELECTRONICS - 0.7%
2,827	AAC Technologies Holdings, Inc.		17,448
37,000	AU Optronics Corp.		18,613
9,700	Delta Electronics Thailand PCL		22,425
10,822	Hon Hai Precision Industry Co. Ltd.		31,662
6,962	Pegatron Corp.		18,834
			108,982
	ENERGY-ALTERNATE SOURCES - 0.1%
50,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares		21,153
25,844	China Longyuan Power Group Corp. Ltd.		28,101
22,900	Energy Absolute PCL		17,764
			67,018
	ENGINEERING & CONSTRUCTION - 2.7%
2,848	Airports of Thailand PCL		24,499
22,000	Beijing Capital International Airport Co. Ltd. - H Shares		21,453
14,619	China Communications Construction Co. Ltd.		20,591
18,000	China Machinery Engineering Corp.		18,202
16,889	China Railway Construction Corp. Ltd. - H Shares		25,226
28,031	China Railway Group Ltd.		28,707
87,840	DMCI Holdings, Inc.		30,459
16,122	Enka Insaat ve Sanayi AS		32,288
31,620	Gamuda Bhd		43,543
4,750	Grupo Aeroportuario del Pacifico SAB de CV		31,264
2,470	Grupo Aeroportuario del Sureste SAB de CV - B Shares *		33,273
435	Hyundai Engineering & Construction Co. Ltd.		19,757
282	KEPCO Plant Service & Engineerining Co. Ltd.		24,803
2,876	Promotora y Operadora de Infraestructura SAB de CV *		30,747
3,792	TAV Havalimanlari Holding AS		31,765
			416,577
	ENTERTAINMENT - 0.1%
1,270	OPAP SA		11,905

	ENVIRONMENTAL CONTROL - 0.2%
294	Paradise Co. Ltd.		24,242

	FOOD - 5.6%
1,154	Bidvest Group Ltd.		31,290
1,861	BIM Birlesik Magazalar AS		33,043
1,427	BRF SA		28,201
12,551	Cencosud SA		29,805
40,388	Charoen Pokphand Foods PCL		27,918
6,000	China Mengniu Dairy Co. Ltd.		31,885
654	Donsuh Co., Inc.		18,034
2,100	Gruma SAB de CV - Cl. B		26,766
18,000	Grupo Lala SAB de CV		36,478
4,525	Grupo Nutresa SA		39,881
24,534	Indofood CBP Sukses Makmur Tbk PT		27,538
60,354	Indofood Sukses Makmur Tbk PT		34,392
8,300	Industrias Bachoco SAB de CV *		34,551
3,700	JBS SA		16,428
17,133	JG Summit Holdings, Inc.		27,788
1,114	M Dias Branco SA		30,161
114	Magnit PJSC		22,251
28	Orion Corp.		29,219
2,262	Pioneer Foods Ltd.		33,188
7,657	PPB Group Bhd		31,798
2,008	Shoprite Holdings Ltd.		27,211
1,946	SPAR Group Ltd.		30,293
47,400	Thai Union Frozen Products PCL		29,270

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	FOOD (Continued) - 5.6%
1,094	Tiger Brands Ltd.		$ 27,561
13,013	Tingyi Cayman Islands Holding Corp.		27,997
4,240	Ulker Biskuvi Sanayi AS		31,844
32,000	Uni-President China Holdings Ltd.		21,174
17,021	Uni-President Enterprises Corp.		28,487
6,478	Universal Robina Corp.		32,752
29,000	Want Want China Holdings Ltd.		30,785
			877,989
	FOREST PRODUCTS & PAPER - 0.2%
1,490	Mondi Ltd.		28,500

	GAS - 0.6%
4,000	ENN Energy Holdings Ltd.		24,533
85,627	Perusahaan Gas Negara Persero Tbk PT		31,437
5,265	Petronas Gas Bhd		32,726
			88,696
	HEALTHCARE PRODUCTS - 0.6%
855	Aspen Pharmacare Holdings Ltd.		27,085
12,000	China Medical System Holdings Ltd.		18,450
3,500	Hengan International Group Co. Ltd.		42,029
			87,564
	HEALTHCARE SERVICES - 1.2%
50,520	Bangkok Dusit Medical Services PCL		30,576
5,400	Bumrungrad Hospital PCL		25,217
32,400	IHH Healthcare Bhd		52,578
7,744	Life Healthcare Group Holdings Ltd.		27,029
2,613	Mediclinic International Ltd.		26,296
8,233	Netcare Ltd.		28,322
			190,018
	HOLDINGS COMPANIES - 3.3%
25,328	Aboitiz Equity Ventures, Inc.		32,864
45,620	Alliance Global Group, Inc.		27,045
8,344	AVI Ltd.		56,823
137	CJ Corp.		21,729
4,891	Empresas COPEC SA		56,987
6,701	Grupo Carso SAB de CV		28,005
7,545	Haci Omer Sabanci Holding AS		26,677
27,200	IJM Corp. Bhd		52,880
1,632	Imperial Holdings Ltd.		25,972
7,848	KOC Holding AS		35,818
1,413	Remgro Ltd.		30,983
2,270	Siam Cement PCL		35,706
19,370	Sime Darby Bhd		48,484
85,631	YTL Corp. Bhd		38,613
			518,586
	HOME FURNISHING - 0.7%
5,686	Arcelik AS		32,849
90	Hanssem Co. Ltd.		14,964
519	LG Corp.		28,670
5,510	Steinhoff International Holdings Ltd.		34,559
			111,042
	HOUSEHOLD PRODUCTS - 0.4%
14,705	Kimberly-Clark de Mexico SAB de CV		30,776
10,855	Unilever Indonesia Tbk PT		32,920
			63,696
	INSURANCE - 2.5%
2,500	BB Seguridade Participacoes SA		25,587
22,185	Cathay Financial Holding Co. Ltd.		35,429
6,000	China Life Insurance Co. Ltd.		26,274
2,939	Discovery Ltd.		30,258
4,774	Hanwha Life Insurance Co. Ltd.		31,707
14,124	MMI Holdings Ltd.		38,241
49,000	People's Insurance Co. Group of China Ltd. - H Shares		24,902

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	INSURANCE (Continued) - 2.5%
12,000	PICC Property & Casualty Co. Ltd.		$ 23,712
2,507	Ping An Insurance Group Co. of China Ltd.		30,137
326	Powszechny Zaklad Ubezpieczen SA		42,039
116	Samsung Fire & Marine Insurance Co. Ltd.		27,963
299	Samsung Life Insurance Co. Ltd.		26,055
4,523	Sanlam Ltd.		29,242
			391,546
	INTERNET - 0.3%
39	NAVER Corp.		23,582
1,555	Tencent Holdings Ltd.		29,524
			53,106
	INVESTMENT COMPANIES - 0.5%
1,110	GT Capital Holdings, Inc.		33,225
10,306	Rand Merchant Insurance Holdings Ltd.		39,330
			72,555
	IRON/STEEL - 1.2%
75,380	China Steel Corp.		62,598
15,511	Eregli Demir ve Celik Fabrikalari TAS		24,135
16,500	Fosun International Ltd.		31,966
395	Hyundai Steel Co.		25,985
1,427	Kumba Iron Ore Ltd.		18,364
102	POSCO		22,474
			185,522
	LEISURE TIME - 0.2%
3,000	Giant Manufacturing Co. Ltd.		28,937

	LODGING - 1.0%
16,495	Genting Bhd		40,085
28,296	Genting Malaysia BHD		32,318
196	Hotel Shilla Co. Ltd.		17,292
893	Kangwon Land, Inc.		27,884
13,740	Tsogo Sun Holdings Ltd.		31,284
			148,863
	MACHINERY CONSTRUCTION & MINING - 0.2%
14,852	United Tractors Tbk PT		24,765

	MACHINERY DIVERSIFIED - 0.4%
10,000	Haitian International Holdings Ltd.		22,959
3,664	WEG SA		36,651
			59,610
	MEDIA - 0.9%
28,800	Astro Malaysia Holdings Bhd		24,885
18,034	BEC World PCL		22,716
3,695	Cyfrowy Polsat SA		24,311
89,743	Media Nusantara Citra Tbk PT		19,666
136	Naspers Ltd.		20,980
76,700	Surya Citra Media Tbk PT		19,917
			132,475
	METAL FABRICATE - 0.2%
2,170	Catcher Technology Co. Ltd.		22,733

	MINING - 1.7%
780	Anglo American Platinum Ltd. *		19,144
32,000	China Hongqiao Group Ltd.		19,193
29,056	China Molybdenum Co. Ltd.		20,538
10,328	Grupo Mexico SAB de CV Series B		30,507
1,283	Industrias Penoles SAB de CV		22,317
14,906	Jiangxi Copper Co. Ltd.		27,724
872	KGHM Polska Miedz SA		27,594
78	Korea Zinc Co. Ltd.		29,803
103	MMC Norilsk Nickel OJSC		18,419
89,400	Vale Indonesia Tbk PT		22,121
81,550	Zijin Mining Group Co. Ltd.		25,876
			263,236
	MISCELLANEOUS MANUFACTURING - 0.1%
208	Largan Precision Co. Ltd.		17,904

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	OIL & GAS - 1.5%
409	Bashneft OAO		$ 13,342
35,504	China Petroleum & Chemical Corp.		28,255
19,000	CNOOC Ltd.		26,860
2,100	Cosan SA Industria e Comercio		18,214
27,755	Ecopetrol SA		21,097
25,075	PetroChina Co. Ltd.		27,750
4,648	Petronas Dagangan BHD		25,101
600	Sasol Ltd.		20,401
3,630	Tatneft OAO		17,916
1,487	Tupras Turkiye Petrol Rafinerileri AS		35,308
			234,244
	OIL & GAS SERVICE - 0.4%
11,305	China Oilfield Services Ltd.		18,810
28,400	Sapurakencana Petroleum Bhd		18,097
30,000	Sinopec Engineering Group Co. Ltd. - H Shares		26,003
			62,910
	PHARMACEUTICALS - 1.0%
28,000	CSPC Pharmaceutical Group Ltd.		23,692
5,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares		18,921
4,300	Hypermarcas SA *		26,518
248,664	Kalbe Farma Tbk PT		35,472
34,000	Sihuan Pharmaceutical Holdings Group Ltd.		19,340
6,400	Sinopharm Group Co. Ltd.		26,127
			150,070
	REAL ESTATE - 1.7%
2,207	Ayala Corp.		39,252
32,825	Ayala Land, Inc.		28,272
24,266	Central Pattana PCL		31,870
8,200	China Vanke Co. Ltd. *		19,461
62,000	Country Garden Holdings Co. Ltd.		25,031
73,000	Evergrande Real Estate Group Ltd.		36,816
20,000	Longfor Properties Co. Ltd.		28,325
41,500	Sino-Ocean Land Holdings Ltd.		25,105
64,781	SM Prime Holdings, Inc.		28,956
			263,088
	RETAIL - 5.0%
3,251	Almacenes Exito SA		31,280
9,900	Alsea SAB de CV *		29,034
8,000	ANTA Sports Products Ltd.		14,632
48,041	Astra International Tbk PT		31,509
3,809	Big C Supercenter PCL		26,915
31,387	CP ALL PCL		39,535
126	E-Mart Co. Ltd.		26,456
1,841	Foschini Group Ltd.		27,424
7,876	Grupo Comercial Chedraui SA de CV		23,890
135,542	Home Product Center PCL		33,938
1,824	Hotai Motor Co. Ltd.		28,168
194	Hyundai Department Store Co. Ltd.		26,049
5,907	Jollibee Foods Corp.		29,072
962	Lojas Renner SA		27,093
123	Lotte Shopping Co. Ltd.		26,325
2,007	Massmart Holdings Ltd.		24,835
14,000	Matahari Department Store Tbk PT		21,095
20,549	Minor International PCL		22,096
1,219	Mr. Price Group Ltd.		26,147
4,094	President Chain Store Corp.		30,794
2,883	Raia Drogasil SA		25,754
13,420	Robinsons Retail Holdings, Inc.		25,219
5,053	SACI Falabella		38,740
1,855	SM Investments Corp.		37,328
38,000	Sun Art Retail Group Ltd.		33,084
3,083	Truworths International Ltd.		22,447
11,567	Wal-Mart de Mexico SAB de CV		28,872
3,681	Woolworths Holdings Ltd.		26,161
			783,892

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	SEMICONDUCTORS - 1.8%
17,414	Advanced Semiconductor Engineering, Inc.		$ 23,499
11,000	Inotera Memories, Inc. *		14,668
1,819	MediaTek, Inc.		24,605
6,000	Nanya Tachnology Corp. *		15,140
4,427	Novatek Microelectronics Corp.		22,906
22	Samsung Electronics Co. Ltd.		28,568
238,000	Semiconductor Manufacturing International Corp. *		23,024
14,000	Siliconware Precision Industries Co. Ltd.		23,297
552	SK Hynix, Inc.		22,658
6,681	Taiwan Semiconductor Manufacturing Co. Ltd.		31,048
52,242	United Microelectronics Corp.		25,863
13,000	Vanguard International Semiconductor Corp.		22,090
			277,366
	SHIPBUILDING - 0.1%
842	Daewoo Shipbuilding & Marine Engineering Co. Ltd.		13,734

	SOFTWARE - 0.3%
9,000	Kingsoft Corp. Ltd.		26,409
20,000	TravelSky Technology Ltd.		23,037
			49,446
	TELECOMMUNICATIONS - 7.0%
4,593	Advanced Info Service PCL		33,442
32,750	America Movil SAB de CV Series L		33,572
34,663	Axiata Group Bhd		66,265
14,000	BYD Elecronic International Co. Ltd.		17,697
80,000	China Communications Services Corp. Ltd. - H Shares		35,496
38,000	China Telecom Corp. Ltd.		24,360
33,828	Chunghwa Telecom Co. Ltd.		107,505
28,398	DiGi.Com Bhd		48,308
15,465	Far EasTone Telecommunications Co. Ltd.		37,293
61,000	FIH Mobile Ltd. *		32,338
664	Globe Telecom, Inc.		29,917
1,425	Hellenic Telecummnications Organization SA		12,624
18,876	Intouch Holdings PCL		44,798
2,194	LG Uplus Corp.		21,748
22,934	Maxis Bhd		44,524
3,870	Mobile Telesystems OJSC		16,438
1,539	MTN Group Ltd.		26,027
2,790	O2 Czech Republic AS		22,291
10,324	Orange Polska SA		25,945
502	Philippine Long Distance Telephone Co.		32,074
22,700	Sistema JSFC		6,988
106	SK Telecom Co. Ltd.		26,030
12,491	Taiwan Mobile Co. Ltd.		43,686
21,260	Telecom Egypt Co.		31,353
24,259	Telekom Malaysia Bhd		47,621
155,065	Telekomunikasi Indonesia Persero Tbk PT		34,277
3,516	Telkom SA SOC Ltd. *		22,972
4,770	Tim Participacoes SA		15,865
11,171	Total Access Communication PCL		28,142
34,375	Tower Bersama Infrastructure Tbk PT		24,912
11,322	Turk Telekomunikasyon AS		30,089
6,403	Turkcell Iletism Hizmetleri AS		32,923
3,247	Vodacom Group Ltd.		35,543
			1,093,063
	TRANSPORTATION - 0.6%
124,701	BTS Group Holdings PCL		35,054
78	Hyundai Glovis Co. Ltd.		15,886
13,700	MISC Bhd		31,406
22,000	Sinotrans Ltd. - H Shares		12,628
			94,974

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	WATER - 0.4%
81,364	Aguas Andinas SA - A Shares		$ 47,722
3,899	Cia de Saneamento Basico do Estado de Sao Paulo		21,435
			69,157

	TOTAL COMMON STOCK (Cost - $12,537,192)		12,345,798

	EXCHANGE TRADED FUNDS - 11.5%
	EQUITY FUND - 11.5%
14,243	iShares MSCI Qatar Capped ETF ^		328,159
6,937	iShares MSCI UAE Capped ETF		125,421
58,488	WisdomTree India Earnings Fund		1,333,526
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,588,428)		1,787,106

	RIGHTS - 0.0%
360	Discovery Ltd., Expiration April 2, 2015, Exercise Price $90.00 ZAR		910
	TOTAL RIGHTS (Cost - $735)

	WARRANTS - 0.0%
10,540	Land & Houses PCL, Expiration May 5, 2017, Exercise Price $3.50		1,943
1,522	Minor International PCL, Expiration Nov. 3, 2017, Exercise Price $36.36		200
	TOTAL WARRANTS (Cost - $2,077)		2,143

	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUND - 7.5%
1,169,907	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		1,169,907
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,169,907)

	COLLATERAL FOR SECURITIES LOANED - 1.1%
172,500	Mount Vernon Securities Lending Prime Portfolio		172,500
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $172,500)

	TOTAL INVESTMENTS - 99.2% (Cost - $15,470,839) (a)		$ 15,478,364
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.8%		119,199
	NET ASSETS - 100.0%		$ 15,597,563

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan.
+ Amount of shares is less than 1.
PCL - Public Company Limited.
ZAR - South African Rand
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,498,199 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,028,519
	Unrealized depreciation		(1,048,354)
	Net unrealized depreciation		$ (19,835)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - (0.0) %
	Equity Futures - (0.0) %
26	Emerging Market Future, Jun 2015	$ 1,264,120	$ 6,877
	TOTAL LONG FUTURES CONTRACTS	$ 1,264,120	$ 6,877

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

	Portfolio Composition (Unaudited) *
	United States	19.3%
	China	13.1%
	Taiwan	11.2%
	Malaysia	7.9%
	South Africa	7.2%
	South Korea	7.0%
	Thailand	5.6%
	Philippines	4.5%
	Indonesia	4.3%
	Mexico	4.0%
	Other Countries	15.9%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	REITS - 98.6%
	APARTMENTS - 10.2%
6,005	Apartment Investment & Management Co.		$ 236,357
9,115	Associated Estates Realty Corp.		224,958
1,539	AvalonBay Communities, Inc.		268,171
3,357	Camden Property Trust		262,282
3,188	Equity Residential		248,218
1,259	Essex Property Trust, Inc. ^		289,444
3,911	Home Properties, Inc. ^		270,993
4,651	Post Properties, Inc.		264,781
8,129	UDR, Inc.		276,630
			2,341,834
	DIVERSIFIED - 18.1%
6,341	American Assets Trust, Inc.		274,438
2,559	American Tower Corp.		240,930
25,995	Armada Hoffler Properties, Inc.		277,107
4,244	CoreSite Realty Corp.		206,598
20,724	CorEnergy Infrastructure Trust, Inc.		143,617
6,603	Corrections Corp. of America		265,837
6,077	DuPont Fabros Technology, Inc.		198,596
3,268	EPR Properties		196,178
5,151	Geo Group, Inc.		225,305
7,585	Liberty Property Trust		270,785
3,280	PS Business Parks, Inc.		272,371
8,121	Plum Creek Timber Co., Inc.		352,857
7,147	Potlatch Corp.		286,166
5,758	Rayonier, Inc.		155,236
9,439	Washington Real Estate Investment Trust ^		260,800
8,278	Weyerhaeuser Co.		274,416
16,742	Whitestone Real Estate Investment Trust		265,863
			4,167,100
	ENTERTAINMENT - 1.0%
6,070	Gaming and Leisure Properties, Inc.		223,801

	HEALTHCARE - 12.3%
5,163	Aviv Real Estate Investment Trust, Inc.		188,450
6,258	HCP, Inc.		270,408
10,327	Healthcare Realty Trust, Inc.		286,884
3,346	Health Care REIT, Inc.		258,847
8,972	Healthcare Trust of America, Inc.		249,960
5,864	LTC Properties, Inc.		269,744
3,836	National Health Investors, Inc.		272,394
5,732	Omega Healthcare Investors, Inc. ^		232,547
11,466	Senior Housing Properties Trust		254,431
4,967	Universal Health Realty Income Trust		279,394
3,656	Ventas, Inc. ^		266,961
			2,830,020
	HOTELS - 5.7%
14,808	DiamondRock Hospitality Co.		209,237
7,715	Hospitality Properties Trust		254,518
10,584	Host Hotels & Resorts, Inc. ^		213,585
7,184	RLJ Lodging Trust		224,931
3,192	Ryman Hospitality Properties, Inc. ^		194,425
16,315	Strategic Hotels & Resorts, Inc. * ^		202,795
			1,299,491
	MANUFACTURED HOMES - 1.9%
4,767	Equity Lifestyle Properties, Inc.		261,947
9,975	United Development Funding		174,762
	.		436,709
	OFFICE PROPERTIES - 14.8%
12,611	BioMed Realty Trust, Inc. ^		285,765
2,003	Boston Properties, Inc.		281,381
10,497	Columbia Property Trust, Inc.		283,629
8,438	Corporate Office Properties Trust		247,908
9,766	Douglas Emmett, Inc.		291,124
16,598	Empire State Realty Trust, Inc. ^		312,208
21,907	Franklin Street Properties Corp. ^		280,848
COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	OFFICE PROPERTIES (Continued) - 14.8%
11,913	Government Properties Income Trust		$ 272,212
6,491	Highwoods Properties, Inc.		297,158
3,664	Kilroy Realty Corp.		279,087
15,629	Piedmont Office Realty Trust, Inc. - Cl. A ^		290,856
2,136	SL Green Realty Corp.		274,220
			3,396,396
	REAL ESTATE - 1.3%
4,263	WP Carey, Inc.		289,884

	REGIONAL MALLS - 5.8%
9,335	General Growth Properties, Inc. ^		275,849
2,510	Macerich Co.		211,668
1,502	Simon Property Group, Inc.		293,851
8,515	Tanger Factory Outlet Centers		299,473
3,114	Taubman Centers, Inc.		240,183
			1,321,024
	SHOPPING CENTERS - 9.9%
7,993	Acadia Realty Trust		278,796
406	Alexander's, Inc. ^		185,371
2,000	Federal Realty Investment Trust ^		294,420
9,967	Kimco Realty Corp.		267,614
4,002	Regency Centers Corp. ^		272,296
14,328	Retail Opportunity Investments Corp.		262,202
3,936	Saul Centers, Inc.		225,139
10,624	Urstadt Biddle Properties, Inc.		244,989
6,841	Weingarten Realty Investors ^		246,139
			2,276,966
	SINGLE TENANT - 5.7%
8,003	Agree Realty Corp.		263,859
16,238	Getty Realty Corp.		295,532
6,212	National Retail Properties, Inc. ^		254,506
4,981	Realty Income Corp. ^		257,020
9,212	Select Income REIT		230,208
			1,301,125
	STORAGE - 4.8%
10,435	CubeSmart		252,005
3,957	Extra Space Storage, Inc. ^		267,374
1,655	Public Storage		326,267
2,855	Sovran Self Storage, Inc.		268,199
			1,113,845
	WAREHOUSE/INDUSTRIAL - 7.1%
7,229	DCT Industrial Trust, Inc.		250,557
4,379	EastGroup Properties, Inc.		263,353
10,749	First Industrial Realty Trust, Inc.		230,351
21,092	Monmouth Real Estate Investment Corp. - Cl. A ^		234,332
6,394	Prologis, Inc. ^		278,523
4,540	QTS Realty Trust, Inc.		165,301
9,621	Terreno Realty Corp.		219,359
			1,641,776

	TOTAL REITS (Cost - $20,239,704)		22,639,971

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
65,965	INVESCO STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		65,965
	TOTAL SHORT TERM INVESTMENTS (Cost - $65,965)

	COLLATERAL FOR SECURITIES LOANED - 19.6%
4,509,722	Mount Vernon Securities Lending Prime Portfolio, 0.22%		4,509,722
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,509,722)

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

	TOTAL INVESTMENTS - 118.5% (Cost - $24,815,391) (a)		$ 27,215,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.5) %		(4,261,429)
	NET ASSETS - 100.0%		$ 22,954,229
* Non-income producing security.
* * Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $4,325,840.
REITS - Real Estate Investment Trusts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,984,867 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,632,841
	Unrealized depreciation		(402,050)
	Net unrealized appreciation		$ 2,230,791

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
8	Dow Jones US Real Estate Index, June 2015	$ 247,360	$ 4,620
	TOTAL LONG FUTURES CONTRACTS	$ 247,360	$ 4,620

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 97.3%
	ADVERTISING - 0.4%
1,302	Alliance Data Systems Corp. *		$ 385,718
7,061	Omnicom Group, Inc. ^		550,617
			936,335
	AEROSPACE/DEFENSE - 1.8%
2,790	Boeing Co.		418,723
3,720	General Dynamics Corp.		504,916
2,578	L-3 Communications Holdings, Inc.		324,287
2,643	Lockheed Martin Corp.		536,423
2,808	Northrop Grumman Corp.		451,976
4,360	Raytheon Co.		476,330
6,546	Rockwell Collins, Inc.		632,016
4,643	United Technologies Corp.		544,160
			3,888,831
	AGRICULTURE - 1.1%
11,384	Altria Group, Inc.		569,428
8,115	Archer-Daniels-Midland Co.		384,651
6,400	Lorillard, Inc.		418,240
7,429	Philip Morris International, Inc.		559,627
6,604	Reynolds American, Inc. ^		455,082
			2,387,028
	AIRLINES - 0.5%
4,114	Alaska Air Group, Inc.		272,265
12,369	JetBlue Airways Corp. * ^		238,103
6,288	Southwest Airlines Co.		278,558
2,816	Spirit Airlines Inc. *		217,846
			1,006,772
	APPAREL - 0.9%
10,984	Hanesbrands, Inc.		368,074
3,934	NIKE, Inc.		394,698
2,253	Ralph Lauren Corp.		296,270
3,736	Under Armour, Inc. - Cl. A * ^		301,682
6,355	VF Corp.		478,595
			1,839,319
	AUTO MANUFACTURERS - 0.5%
23,761	Ford Motor Co.		383,503
9,348	General Motors Co.		350,550
6,519	PACCAR, Inc.		411,610
			1,145,663
	AUTO PARTS & EQUIPMENT - 0.9%
12,515	Allison Transmission Holdings, Inc.		399,729
5,280	BorgWarner, Inc.		319,334
8,488	Johnson Controls, Inc.		428,135
3,285	Lear Corp.		364,044
3,136	WABCO Holdings, Inc. * ^		385,352
			1,896,594
	BANKS - 4.9%
11,331	Bank of New York Mellon Corp.		455,959
12,393	BB&T Corp.		483,203
6,381	Capital One Financial Corp.		502,950
9,223	CIT Group, Inc.		416,142
7,794	Citigroup, Inc.		401,547
3,415	City National Corp. ^		304,208
7,702	Comerica, Inc. ^		347,591
9,153	East West Bancorp, Inc.		370,330
20,672	Fifth Third Bancorp		389,667
5,184	First Republic Bank		295,955
2,481	Goldman Sachs Group, Inc.		466,354
38,945	Huntington Bancshares, Inc.		430,342
7,037	JPMorgan Chase & Co.		426,301
25,961	KeyCorp		367,608
3,960	M&T Bank Corp. ^		502,920
11,625	Morgan Stanley		414,896
6,177	Northern Trust Corp.		430,228
5,094	PNC Financial Services Group, Inc.		474,965
38,964	Regions Financial Corp.		368,210

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	BANKS (Continued) - 4.9%
2,877	Signature Bank *		$ 372,802
5,514	State Street Corp.		405,444
10,020	SunTrust Banks, Inc.		411,722
2,495	SVB Financial Group *		316,965
12,168	US Bancorp		531,377
9,899	Wells Fargo & Co.		538,506
			10,426,192
	BEVERAGES - 1.7%
5,838	Brown-Forman Corp.		527,463
13,140	Coca-Cola Co.		532,827
10,053	Coca-Cola Enterprises, Inc.		444,343
4,018	Constellation Brands, Inc. *		466,932
6,378	Dr Pepper Snapple Group, Inc.		500,545
2,177	Keurig Green Mountain, Inc.		243,236
1,427	Monster Beverage Corp. *		197,490
6,568	PepsiCo, Inc.		628,032
			3,540,868
	BIOTECHNOLOGY - 0.8%
2,302	Amgen, Inc.		367,975
572	Biogen Idec, Inc. *		241,521
2,489	Celgene Corp. * ^		286,932
2,444	Gilead Sciences, Inc. *		239,830
1,396	Illumina, Inc. *		259,153
635	Regeneron Pharmaceuticals, Inc. * ^		286,690
			1,682,101
	BUILDING MATERIALS - 0.4%
13,394	Masco Corp.		357,620
4,737	Vulcan Materials Co.		399,329
			756,949
	CHEMICALS - 3.7%
2,522	Air Products & Chemicals, Inc.		381,528
4,767	Airgas, Inc.		505,826
1,262	CF Industries Holdings, Inc.		358,004
6,804	Dow Chemical Co. ^		326,456
4,452	Eastman Chemical Co.		308,346
3,852	Ecolab, Inc.		440,592
6,034	EI du Pont de Nemours & Co.		431,250
6,505	FMC Corp.		372,411
3,558	International Flavors & Fragrances, Inc.		417,709
2,660	LyondellBasell Industries NV		233,548
9,742	Mosaic Co.		448,717
1,053	NewMarket Corp.		503,123
1,950	PPG Industries, Inc.		439,803
4,502	Praxair, Inc.		543,571
8,548	RPM International, Inc.		410,219
1,723	Sherwin-Williams Co.		490,194
6,023	Valspar Corp.		506,113
3,592	Westlake Chemical Corp. ^		258,408
3,506	WR Grace & Co. *		346,638
			7,722,456
	COMMERCIAL SERVICES - 4.6%
8,071	ADT Corp. ^		335,108
13,503	Aramark Holdings Corp.		427,100
6,905	Automatic Data Processing, Inc.		591,344
5,562	Cintas Corp. ^		454,026
1,539	CoStar Group, Inc. *		304,460
5,627	Equifax, Inc.		523,311
2,081	FleetCor Technologies, Inc. *		314,065
5,278	Gartner, Inc. *		442,560
4,519	Global Payments, Inc. ^		414,302
371	Graham Holdings Co.		389,413
4,618	Macquarie Infrastructure Co.		380,015
3,647	Manpowergroup, Inc.		314,189
4,347	MasterCard, Inc. - Cl. A		375,537
4,465	Moody's Corp. ^		463,467
10,026	Quanta Services, Inc. *		286,042

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMERCIAL SERVICES (Continued) - 4.6%
6,952	Robert Half International, Inc.		$ 420,735
11,145	SEI Investments Co.		491,383
19,850	Services Corp. International		517,093
12,014	Total System Services, Inc.		458,334
3,667	Towers Watson & Co.		484,722
2,692	United Rentals, Inc. *		245,403
8,538	Verisk Analytics, Inc. - Cl. A *		609,613
22,120	Western Union Co. ^		460,317
			9,702,539
	COMPUTERS - 2.8%
11,824	Amdocs Ltd.		643,226
3,116	Apple, Inc.		387,724
22,291	Cadence Design System, Inc. *		411,046
5,185	Cognizant Technology Solutions Corp. - Cl. A *		323,492
16,776	EMC Corp.		428,795
9,537	Hewlett-Packard Co.		297,173
3,593	IHS, Inc. - Cl. A *		408,740
2,874	International Business Machines Corp.		461,277
8,493	Jack Henry & Associates, Inc.		593,576
9,885	NetApp, Inc.		350,522
2,850	SanDisk Corp. ^		181,317
6,136	Seagate Technology PLC		319,256
10,672	Synopsys, Inc. *		494,327
7,259	Teradata Corp. * ^		320,412
3,572	Western Digital Corp.		325,088
			5,945,971
	COSMETICS/PERSONAL CARE - 0.8%
8,268	Colgate-Palmolive Co.		573,303
5,705	Estee Lauder Cos, Inc. ^		474,428
8,197	Procter & Gamble Co.		671,662
			1,719,393
	DISTRIBUTION/WHOLESALE - 0.8%
9,646	Fastenal Co. ^		399,682
5,371	Genuine Parts Co.		500,523
13,189	LKQ Corp. *		337,111
2,029	WW Grainger, Inc. ^		478,458
			1,715,774
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
1,730	Affiliated Managers Group, Inc. *		371,569
16,521	Ally Financial, Inc. *		346,611
5,274	American Express Co.		412,005
3,102	Ameriprise Financial, Inc.		405,866
1,209	BlackRock, Inc. - Cl. A		442,301
7,205	CBOE Holdings, Inc.		413,603
9,919	Charles Schwab Corp.		301,934
5,101	CME Group, Inc. - Cl. A		483,116
7,276	Discover Financial Services		410,003
9,805	E*Trade Financial Corp. * ^		279,982
8,400	Franklin Resources, Inc.		431,088
12,099	Interactive Brokers Group, Inc. - Cl. A		411,608
10,365	Invesco Ltd.		411,387
6,862	Legg Mason, Inc.		378,782
9,579	NASDAQ OMX Group, Inc. ^		487,954
7,100	Raymond James Financial, Inc.		403,138
12,594	Santander Consumer USA Holding		291,425
6,492	T Rowe Price Group, Inc.		525,722
10,389	TD Ameritrade Holding Corp.		387,094
6,266	Visa, Inc. - Cl. A ^		409,859
			8,005,047
	ELECTRIC - 5.0%
7,850	Alliant Energy Corp.		494,550
10,309	Ameren Corp.		435,040
8,371	American Electric Power Co., Inc.		470,869
13,805	CMS Energy Corp.		481,933
8,573	Consolidated Edison, Inc. ^		522,953
6,421	Dominion Resources, Inc. ^		455,056
5,721	DTE Energy Co.		461,627

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	ELECTRIC (Continued) - 5.0%
7,406	Edison International		$ 462,653
5,659	Entergy Corp. ^		438,516
9,313	Eversource Energy		470,493
11,948	Exelon Corp.		401,572
5,334	Integrys Energy Group, Inc.		384,155
12,118	ITC Holdings Corp.		453,577
4,865	NextEra Energy, Inc.		506,203
14,164	OGE Energy Corp.		447,724
8,941	PG&E Corp. ^		474,499
7,564	Pinnacle West Capital Corp.		482,205
9,205	Public Service Enterprise Group, Inc. ^		385,874
8,467	SCANA Corp.		465,600
11,877	Southern Co.		525,914
13,315	Westar Energy, Inc.		516,089
8,769	Wisconsin Energy Corp. ^		434,066
13,739	Xcel Energy, Inc.		478,255
			10,649,423
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
1,689	Acuity Brands, Inc.		284,022
7,869	AMETEK, Inc. ^		413,437
7,677	Emerson Electric Co.		434,672
3,956	Energizer Holdings, Inc.		546,126
3,143	Hubbell, Inc.		344,536
			2,022,793
	ELECTRONICS - 2.5%
9,577	Agilent Technologies, Inc.		397,924
7,655	Amphenol Corp.		451,109
6,020	Arrow Electronics, Inc. *		368,123
8,352	Avnet Inc.		371,664
16,428	Corning, Inc.		372,587
25,820	Flextronics International Ltd. *		327,269
21,330	Gentex Corp.		390,339
4,808	Honeywell International, Inc.		501,522
1,480	Mettler-Toledo International, Inc. *		486,402
9,715	PerkinElmer, Inc.		496,825
3,482	Thermo Fisher Scientific, Inc.		467,772
11,190	Trimble Navigation Ltd. *		281,988
3,484	Waters Corp. *		433,131
			5,346,655
	ENERGY-ALTERNATE SOURCES - 0.1%
3,235	First Solar, Inc. *		193,421

	ENGINEERING & CONSTRUCTION - 0.3%
5,436	Fluor Corp.		310,722
8,173	Jacobs Engineering Group, Inc. * ^		369,093
			679,815
	ENTERTAINMENT - 0.2%
5,116	Madison Square Garden Co. *		433,069

	ENVIRONMENTAL CONTROL - 0.9%
16,037	Republic Services, Inc. - Cl. A		650,461
5,231	Stericycle, Inc. * ^		734,589
11,502	Waste Connections, Inc.		553,706
			1,938,756
	FOOD - 3.5%
12,254	Campbell Soup Co. ^		570,424
10,675	General Mills, Inc.		604,205
5,444	Hain Celestial Group, Inc. *		348,688
5,355	Hershey Co. ^		540,373
8,597	Hormel Foods Corp. ^		488,739
6,765	Ingredion, Inc.		526,452
4,825	JM Smucker Co.		558,397
7,359	Kroger Co.		564,141
8,097	McCormick & Co., Inc. ^		624,360
14,410	Mondelez International, Inc. - Cl. A		520,057
7,095	Pilgrim's Pride Corp. ^		160,276

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	FOOD (Continued) - 3.5%
9,125	Sprout Farmers Markets, Inc. *		$ 321,474
13,370	Sysco Corp. ^		504,450
9,273	Tyson Foods, Inc.		355,156
6,966	WhiteWave Foods Co. - Cl. A *		308,872
6,280	Whole Foods Market, Inc.		327,062
			7,323,126
	GAS - 1.0%
8,829	Atmos Energy Corp.		488,244
19,377	Centerpoint Energy, Inc.		395,485
6,835	National Fuel Gas Co. ^		412,356
9,380	NiSource, Inc.		414,221
4,298	Sempra Energy ^		468,568
			2,178,874
	HAND/MACHINE TOOLS - 0.6%
6,326	Lincoln Electric Holdings, Inc.		413,657
3,231	Snap-on, Inc.		475,151
4,788	Stanley Black & Decker, Inc.		456,584
			1,345,392
	HEALTHCARE-PRODUCTS - 3.6%
8,345	Baxter International, Inc.		571,633
3,289	Becton Dickinson and Co.		472,268
2,240	Cooper Cos, Inc.		419,821
10,544	DENTSPLY International, Inc.		536,584
2,370	Edwards Lifesciences Corp. *		337,630
4,140	Henry Schein, Inc. * ^		578,027
2,773	IDEXX Laboratories, Inc. * ^		428,373
594	Intuitive Surgical, Inc. *		299,988
11,705	Patterson Cos, Inc.		571,087
5,833	ResMed, Inc. ^		418,693
6,253	Sirona Dental Systems, Inc. *		562,707
6,082	St Jude Medical, Inc.		397,763
6,281	Stryker Corp.		579,422
5,025	Teleflex, Inc.		607,171
4,925	Varian Medical Systems, Inc. * ^		463,393
3,758	Zimmer Holdings, Inc.		441,640
			7,686,200
	HEALTHCARE-SERVICES - 2.2%
3,867	Aetna, Inc.		411,952
2,700	Anthem, Inc.		416,907
3,508	Cigna Corp.		454,075
5,078	Centene Corp. *		358,964
6,791	DaVita HealthCare Partners, Inc. *		551,972
4,206	HCA Holdings, Inc. *		316,417
3,510	Laboratory Corp. of America Holdings *		442,576
6,232	MEDNAX, Inc. *		451,882
6,225	Quest Diagnostics, Inc. ^		478,391
3,708	UnitedHealth Group, Inc.		438,619
2,901	Universal Health Services, Inc.		341,477
			4,663,232
	HOME BUILDERS - 0.8%
10,178	DR Horton, Inc. ^		289,869
6,374	Lennar Corp. ^		330,237
313	NVR, Inc. *		415,871
14,267	PulteGroup, Inc. ^		317,155
9,144	Toll Brothers, Inc. * ^		359,725
			1,712,857
	HOME FURNISHINGS - 0.3%
1,594	Harman International Industries, Inc.		213,006
1,744	Whirlpool Corp.		352,393
			565,399
	HOUSEHOLD PRODUCTS/WARES - 0.6%
7,723	Church & Dwight Co., Inc.		659,699
4,977	Clorox Co. ^		549,411
			1,209,110

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	HOUSEWARES - 0.2%
11,751	Newell Rubbermaid, Inc.		$ 459,112

	INSURANCE - 5.7%
9,564	Aflac, Inc.		612,192
1,154	Alleghany Corp. *		561,998
9,093	Allstate Corp.		647,149
10,374	American Financial Group, Inc.		665,492
9,197	American International Group, Inc.		503,904
14,002	Arthur J Gallagher & Co.		654,593
6,267	Chubb Corp.		633,594
12,289	Cincinnati Financial Corp.		654,758
12,895	CNA Financial Corp. ^		534,240
12,122	HCC Insurance Holdings, Inc.		686,954
6,260	Lincoln National Corp.		359,700
876	Markel Corp. * ^		673,609
11,179	Marsh & McLennan Cos, Inc.		627,030
7,725	MetLife, Inc.		390,499
8,157	Principal Financial Group, Inc.		419,025
22,817	Progressive Corp.		620,622
5,825	Reinsurance Group of America		542,832
10,585	Torchmark Corp.		581,328
6,027	Travelers Cos, Inc.		651,699
10,269	Voya Financial, Inc.		442,697
12,113	WR Berkley Corp.		611,828
			12,075,743
	INTERNET - 1.5%
11,547	CDW Corp.		430,010
2,762	F5 Networks, Inc. * ^		317,464
4,189	Facebook, Inc. - Cl. A *		344,399
752	Google, Inc. - Cl. A *		417,134
441	Netflix, Inc. *		183,760
264	Priceline.com, Inc. *		307,336
16,917	Symantec Corp.		395,266
2,225	TripAdvisor, Inc. *		185,053
5,633	VeriSign, Inc. * ^		377,242
6,776	Yahoo!, Inc. *		301,092
			3,258,756
	INVESTMENT COMPANIES - 0.3%
31,995	Ares Capital Corp. ^		549,354

	IRON/STEEL - 0.2%
8,069	Nucor Corp. ^		383,520

	LEISURE TIME - 0.7%
5,532	Harley-Davidson, Inc.		336,014
7,788	Jarden Corp. * ^		411,985
2,455	Polaris Industries, Inc. ^		346,400
3,560	Royal Caribbean Cruises Ltd. ^		291,386
			1,385,785
	LODGING - 1.2%
13,998	Hilton Worldwide Holdings, Inc. *		414,621
7,518	Hyatt Hotels Corp. - Cl. A *		445,216
5,550	Las Vegas Sands Corp.		305,472
5,303	Marriott International, Inc. ^		425,937
4,028	Starwood Hotels & Resorts Worldwide, Inc.		336,338
4,468	Wyndham Worldwide Corp. ^		404,220
2,169	Wynn Resorts Ltd.		273,034
			2,604,838
	MACHINERY-CONSTRUCTION & MINING - 0.2%
4547	Caterpillar, Inc. ^		363,896

	MACHINERY-DIVERSIFIED - 1.7%
2,649	Cummins, Inc.		367,257
5,678	Deere & Co. ^		497,904
5,056	Flowserve Corp.		285,613

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	MACHINERY-DIVERSIFIED (Continued) - 1.7%
6,732	IDEX Corp.		$ 510,487
2,805	Middleby Corp. *		287,933
3,302	Rockwell Automation, Inc. ^		382,999
2,868	Roper Industries, Inc. ^		493,296
4,079	Wabtec Corp.		387,546
11,191	Xylem, Inc.		391,909
			3,604,944
	MEDIA - 3.4%
5,036	AMC Networks, Inc. *		385,959
17,179	Cablevision Systems Corp.		314,376
6,004	CBS Corp.		364,022
7,743	Comcast Corp. ^		437,247
8,509	Discovery Communications, Inc. *		261,737
4,563	DISH Network Corp. *		319,684
3,529	FactSet Research Systems, Inc. ^		561,817
9,109	Gannett Co., Inc.		337,762
10,604	Liberty Media Corp. *		408,784
25,606	News Corp. *		409,952
9,834	Nielsen Holdings NV		438,301
5,608	Scripps Networks Interactive, Inc. ^		384,484
116,327	Sirius XM Holdings, Inc. *		444,369
2,454	Time Warner Cable, Inc.		367,805
3,111	Time Warner, Inc.		262,693
4,040	Tribune Media Co.		245,672
10,496	Twenty-First Century Fox, Inc. ^		355,185
5,421	Viacom, Inc.		370,254
4,650	Walt Disney Co. ^		487,739
			7,157,842
	METAL FABRICATE/HARDWARE - 0.2%
1,796	Precision Castparts Corp.		377,160

	MINING - 0.1%
9,891	Southern Copper Corp. ^		288,619

	MISCELLANEOUS MANUFACTURING - 3.0%
3,426	3M Co.		565,119
6,445	AO Smith Corp.		423,179
4,238	Carlisle Cos., Inc.		392,566
6,025	Colfax Corp. * ^		287,573
6,155	Danaher Corp.		522,559
12,018	Donaldson Co., Inc.		453,199
5,426	Dover Corp.		375,045
4,933	Eaton Corp. PLC		335,148
22,266	General Electric Co.		552,419
5,984	Illinois Tool Works, Inc. ^		581,286
6,559	Ingersoll-Rand PLC		446,537
4,900	Pall Corp.		491,911
3,095	Parker Hannifin Corp.		367,624
7,775	Textron, Inc.		344,666
5,718	Trinity Industries, Inc.		203,046
			6,341,877
	OFFICE/BUSINESS EQUIPMENT - 0.2%
26,704	Xerox Corp. ^		343,146

	OIL & GAS - 1.9%
3,616	Chevron Corp.		379,608
1,924	Cimarex Energy Co.		221,433
1,639	Concho Resources, Inc. *		189,993
3,251	Continental Resources, Inc. *		141,971
2,740	EOG Resources, Inc.		251,231
5,264	Exxon Mobil Corp.		447,440
2,948	Helmerich & Payne, Inc. ^		200,670
9,416	Marathon Oil Corp.		245,852
2,812	Marathon Petroleum Corp.		287,921
5,607	Murphy Oil Corp.		261,286

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	OIL & GAS (Continued) - 1.9%
4,979	Noble Energy, Inc.		$ 243,473
3,593	Phillips 66		282,410
4,643	Range Resources Corp. ^		241,622
10,420	Southwestern Energy Co. * ^		241,640
4,825	Valero Energy Corp.		306,967
			3,943,517
	OIL & GAS SERVICES - 1.0%
3,933	Baker Hughes, Inc.		250,060
5,799	Cameron International Corp. *		261,651
4,043	Dresser-Rand Group, Inc. * ^		324,855
6,631	FMC Technologies, Inc. *		245,413
5,416	Halliburton Co.		237,654
5,643	National Oilwell Varco, Inc. ^		282,093
5,423	Oceaneering International, Inc.		292,462
3,607	Schlumberger Ltd.		300,968
			2,195,156
	PACKAGING & CONTAINERS - 1.0%
5,641	Ball Corp.		398,480
7,448	Crown Holdings, Inc. *		402,341
7,146	MeadWestvaco Corp.		356,371
4,473	Packaging Corp. of America		349,744
5,314	Rock-Tenn Co.		342,753
7,200	Sealed Air Corp.		328,032
			2,177,721
	PHARMACEUTICALS - 2.9%
10,888	Abbott Laboratories		504,441
6,561	Bristol-Myers Squibb Co.		423,184
5,840	Cardinal Health, Inc.		527,177
7,373	Eli Lilly & Co.		535,648
5,363	Express Scripts Holding Co. *		465,348
5,378	Johnson & Johnson		541,027
2,073	McKesson Corp.		468,913
3,751	Mead Johnson Nutrition Co. - Cl. A		377,088
8,189	Merck & Co., Inc.		470,704
5,356	Mylan, Inc. *		317,879
16,751	Pfizer, Inc.		582,767
6,240	Quintiles Transnational Holdings, Inc. *		417,893
8,156	Zoetis, Inc. - Cl. A		377,541
			6,009,610
	PIPELINES - 0.5%
8,409	Kinder Morgan, Inc. ^		353,683
5,345	ONEOK, Inc. ^		257,843
11,421	Spectra Energy Corp. ^		413,097
			1,024,623
	REAL ESTATE - 0.4%
12,798	CBRE Group, Inc. - Cl. A *		495,410
2,521	Jones Lang LaSalle, Inc.		429,578
			924,988
	RETAIL - 6.7%
2,523	Advance Auto Parts, Inc.		377,668
5,165	AutoNation, Inc. *		332,264
862	AutoZone, Inc. * ^		588,022
5,077	Bed Bath & Beyond, Inc. *		389,787
5,727	Best Buy Co., Inc. ^		216,423
3,961	CarMax, Inc. *		273,349
505	Chipotle Mexican Grill, Inc. - Cl. A * ^		328,523
7,230	Coach, Inc.		299,539
3,888	Costco Wholesale Corp. ^		589,013
5,772	CVS Caremark Corp.		595,728
5,507	Dick's Sporting Goods, Inc.		313,844
2,266	Dillards Inc - Cl. A		309,332
4,708	Dollar General Corp.		354,889
5,901	Dollar Tree, Inc. *		478,837
4,257	Domino's Pizza, Inc.		428,041
5,554	Foot Locker, Inc.		349,902
7,761	Gap, Inc.		336,284

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	RETAIL (Continued) - 6.7%
3,775	Home Depot, Inc.		$ 428,878
4,915	Kohl's Corp. ^		384,599
4,698	L Brands, Inc.		442,974
6,303	Lowe's Cos, Inc.		468,880
5,904	Macy's, Inc. ^		383,229
5,727	McDonald's Corp.		558,039
5,430	Nordstrom, Inc.		436,138
2,019	O'Reilly Automotive, Inc. * ^		436,589
25,993	Rite Aid Corp. *		225,879
3,586	Ross Stores, Inc.		377,821
13,513	Sally Beauty Holdings, Inc. *		464,442
15,408	Staples, Inc. ^		250,919
5,178	Starbucks Corp.		490,357
6,030	TJX Cos, Inc.		422,401
3,472	Tractor Supply Co. ^		295,328
2,139	Ulta Salon Cosmetics & Fragrance, Inc. *		322,668
5,787	Urban Outfitters, Inc. * ^		264,176
6,539	Wal-Mart Stores, Inc.		537,833
4,120	Williams-Sonoma, Inc.		328,405
			14,081,000
	SAVINGS & LOANS - 0.5%
41,907	Hudson City Bancorp, Inc.		439,185
35,059	New York Community Bancorp, Inc. ^		586,537
			1,025,722
	SEMICONDUCTORS - 2.5%
11,725	Altera Corp.		503,120
6,664	Analog Devices, Inc.		419,832
13,831	Applied Materials, Inc.		312,027
10,389	Intel Corp.		324,864
3,027	IPG Photonics Corp. * ^		280,603
5,422	KLA-Tencor Corp.		316,048
4,418	Lam Research Corp. ^		310,298
8,728	Linear Technology Corp. ^		408,470
6,254	Microchip Technology, Inc. ^		305,821
7,992	Micron Technology, Inc. * ^		216,823
13,466	NVIDIA Corp.		281,776
19,017	ON Semiconductor Corp. *		230,296
4,560	QUALCOMM, Inc.		316,190
2,403	Skyworks Solutions, Inc.		236,191
7,362	Texas Instruments, Inc.		420,996
7,050	Xilinx, Inc. ^		298,215
			5,181,570
	SHIPBUILDING - 0.2%
2,670	Huntington Ingalls Industries, Inc.		374,201

	SOFTWARE - 3.8%
4,419	Adobe Systems, Inc. *		326,741
4,775	Akamai Technologies, Inc. *		339,240
6,126	ANSYS, Inc. *		540,252
5,582	Autodesk, Inc. *		327,328
10,716	Broadridge Financial Solutions, Inc.		589,487
14,106	CA, Inc. ^		459,997
6,632	Cerner Corp. *		485,860
6,802	Citrix Systems, Inc. *		434,444
8,924	Fidelity National Information Services, Inc. ^		607,367
7,776	Fiserv, Inc. *		617,414
9,031	Microsoft Corp. ^		367,155
8,140	MSCI, Inc. - Cl. A		499,063
9,998	Oracle Corp.		431,414
12,421	Paychex, Inc.		616,268
4,214	Rackspace Hosting, Inc. *		217,400
5,270	Red Hat, Inc. * ^		399,202
5,164	SS&C Technologies Holdings, Inc.		321,717
3,879	Vmware, Inc. - Cl. A *		318,117
			7,898,466

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	TELECOMMUNICATIONS - 1.4%
11,346	CenturyLink, Inc. ^		$ 392,004
14,722	Cisco Systems, Inc.		405,223
7,377	EchoStar Holding Corp. *		381,538
9,829	Fortinet, Inc. *		343,523
36,576	Frontier Communications Corp.		257,861
5,673	Harris Corp.		446,805
6,188	Level 3 Communications, Inc. *		333,162
7,132	Motorola Solutions, Inc.		475,490
			3,035,606
	TEXTILES - 0.2%
2,046	Mohawk Industries, Inc. * ^		380,044

	TOYS/GAMES/HOBBIES - 0.2%
6,442	Hasbro, Inc. ^		407,392

	TRANSPORTATION - 2.0%
5,261	CH Robinson Worldwide, Inc. ^		385,210
11,149	CSX Corp.		369,255
8,624	Expeditors International of Washington, Inc.		415,504
2,575	FedEx Corp.		426,034
3,231	Genesee & Wyoming, Inc. *		311,598
5,646	JB Hunt Transport Services, Inc. ^		482,140
3,084	Kansas City Southern		314,815
3,553	Norfolk Southern Corp.		365,675
5,528	Old Dominion Freight Line, Inc. * ^		427,314
3,269	Union Pacific Corp.		354,065
4,518	United Parcel Service, Inc. Cl. B		437,975
			4,289,585
	TRUCKING & LEASING - 0.2%
1,126	AMERCO		372,030

	WATER - 0.3%
9,778	American Water Works Co., Inc.		530,065

	TOTAL COMMON STOCK (Cost - $184,350,276)		205,311,842

	EXCHNAGE TRADED FUND - 1.5%
	EQUITY FUND - 1.5%
81,733	Compass EMP US 500 Enhanced Volatility Weighted Index ^		3,046,189
	TOTAL EXCHANGE TRADED FUND (Cost - $2,705,226)

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
2,178,659	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		2,178,659
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,178,659)

	COLLATERAL FOR SECURITIES LOANED - 16.5%
34,879,364	Mount Vernon Securities Lending Prime Portfolio, 0.22%		34,879,364
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $34,879,364)

	TOTAL INVESTMENTS - 116.3% (Cost - $224,113,525) (a)		$ 245,416,054
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.3) %		(34,487,149)
	NET ASSETS - 100.0%		$ 210,928,905

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $33,783,405.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $223,810,481 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 25,485,350
	Unrealized depreciation		(4,170,416)
	Net unrealized appreciation		$ 21,314,934

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
25	S&P E-Mini Future, June 2015	$ 2,575,938	$ (4,375)
	TOTAL LONG FUTURES CONTRACTS	$ 2,575,938	$ (4,375)

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 90.2%
	ADVERSTISING - 0.4%
102	Alliance Data Systems Corp.		$ 30,218
553	Omnicom Group, Inc. ^		43,123
			73,341
	AEROSPACE/DEFENSE - 1.7%
219	Boeing Co.		32,868
292	General Dynamics Corp.		39,632
202	L-3 Communications Holdings, Inc.		25,410
207	Lockheed Martin Corp.		42,013
220	Northrop Grumman Corp.		35,411
342	Raytheon Co.		37,364
513	Rockwell Collins, Inc.		49,530
364	United Technologies Corp.		42,661
			304,889
	AGRICULTURE - 1.0%
892	Altria Group, Inc.		44,618
636	Archer-Daniels-Midland Co.		30,146
502	Lorillard, Inc.		32,806
583	Philip Morris International, Inc.		43,917
517	Reynolds American, Inc.		35,627
			187,114
	AIRLINES - 0.4%
322	Alaska Air Group, Inc.		21,310
972	JetBlue Airways Corp. * ^		18,711
492	Southwest Airlines Co.		21,796
221	Spirit Airlines, Inc. *		17,096
			78,913
	APPAREL - 0.8%
862	Hanesbrands, Inc.		28,887
308	NIKE, Inc.		30,902
176	Ralph Lauren Corp.		23,144
293	Under Armour, Inc. - Cl. A * ^		23,660
498	VF Corp.		37,504
			144,097
	AUTO MANUFACTURERS - 0.5%
1,862	Ford Motor Co.		30,053
732	General Motors Co.		27,450
511	PACCAR, Inc.		32,264
			89,767
	AUTO PARTS & EQUIPMENT - 0.8%
981	Allison Transmission Holdings, Inc.		31,333
414	BorgWarner, Inc.		25,039
666	Johnson Controls, Inc.		33,593
257	Lear Corp.		28,481
245	WABCO Holdings, Inc. * ^		30,106
			148,552
	BANKS - 4.5%
888	Bank of America Corp.		35,733
970	BB&T Corp.		37,820
501	Capital One Financial Corp.		39,489
721	CIT Group, Inc.		32,532
611	Citigroup, Inc.		31,479
268	City National Corp.		23,873
602	Comerica, Inc. ^		27,168
719	East West Bancorp, Inc.		29,091
1,622	Fifth Third Bancorp		30,575
406	First Republic Bank		23,179
194	Goldman Sachs Group, Inc.		36,466
3,055	Huntington Bancshares, Inc.		33,758
551	JP Morgan Chase & Co.		33,380
2,034	KeyCorp		28,801
310	M&T Bank Corp. ^		39,370
909	Morgan Stanley		32,442
485	Northern Trust Corp.		33,780
399	PNC Financial Services Group, Inc.		37,203
3,054	Regions Financial Corp.		28,860

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	BANKS (Continued) - 4.5%
225	Signature Bank *		$ 29,156
432	State Street Corp.		31,765
785	SunTrust Banks, Inc.		32,256
196	SVB Financial Group *		24,899
954	US Bancorp		41,661
775	Wells Fargo & Co.		42,160
			816,896
	BEVERAGES - 1.5%
457	Brown-Forman Corp.		41,290
1,031	Coca-Cola Co.		41,807
788	Coca-Cola Enterprises, Inc.		34,830
315	Constellation Brands, Inc. *		36,606
500	Dr Pepper Snapple Group, Inc.		39,240
171	Keurig Green Mountain, Inc.		19,106
112	Monster Beverage Corp. *		15,500
515	PepsiCo, Inc.		49,244
			277,623
	BIOTECHNOLOGY - 0.7%
180	Amgen, Inc.		28,773
45	Biogen Idec, Inc. *		19,001
194	Celgene Corp. * ^		22,364
191	Gilead Sciences, Inc. *		18,743
110	Illumina, Inc. *		20,420
50	Regeneron Pharmaceuticals, Inc. * ^		22,574
			131,875
	BUILDING MATERIALS - 0.3%
1,050	Masco Corp.		28,035
371	Vulcan Materials Co.		31,275
			59,310
	CHEMICALS - 3.4%
198	Air Products & Chemicals, Inc.		29,954
373	Airgas, Inc.		39,579
99	CF Industries Holdings, Inc.		28,084
533	Dow Chemical Co. ^		25,573
349	Eastman Chemical Co.		24,172
302	Ecolab, Inc.		34,543
473	EI du Pont de Nemours & Co.		33,805
510	FMC Corp.		29,198
279	International Flavors & Fragrances, Inc.		32,755
209	LyondellBasell Industries NV		18,350
763	Mosaic Co.		35,144
83	NewMarket Corp.		39,657
153	PPG Industries, Inc.		34,508
353	Praxair, Inc.		42,621
669	RPM International, Inc.		32,105
135	Sherwin-Williams Co.		38,408
472	Valspar Corp.		39,662
275	W.R. Grace & Co. *		27,189
282	Westlake Chemical Corp.		20,287
			605,594
	COMMERCIAL SERVICES - 4.3%
632	ADT Corp. ^		26,241
1,059	Aramark Holdings Corp. ^		33,496
541	Automatic Data Processing, Inc.		46,331
437	Cintas Corp. ^		35,672
121	CoStar Group, Inc. *		23,937
441	Equifax, Inc.		41,013
163	FleetCor Technologies, Inc. *		24,600
414	Gartner, Inc. *		34,714
355	Global Payments, Inc.		32,546
29	Graham Holdings Co.		30,439
362	Macquarie Infrastructure Co.		29,789
286	Manpowergroup, Inc.		24,639
341	MasterCard, Inc. - Cl. A		29,459
350	Moody's Corp. ^		36,330
785	Quanta Services, Inc. *		22,396

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	COMMERCIAL SERVICES (Continued) - 4.3%
545	Robert Half International, Inc.		$ 32,983
874	SEI Investments Co.		38,535
1,554	Services Corp. International		40,482
941	Total System Services, Inc.		35,899
287	Towers Watson & Co.		37,937
211	United Rentals, Inc. *		19,235
669	Verisk Analytics, Inc. - Cl. A *		47,767
1,732	Western Union Co. ^		36,043
			760,483
	COMPUTERS- 2.6%
926	Amdocs Limited		50,374
244	Apple, Inc.		30,361
1,750	Cadence Design System, Inc. *		32,270
407	Cognizant Technology Solutions Corp. - Cl. A *		25,393
1,313	EMC Corp.		33,560
748	Hewlett-Packard Co.		23,308
282	IHS, Inc. - Cl. A *		32,080
225	International Business Machines Corp.		36,112
667	Jack Henry & Associates, Inc.		46,617
775	NetApp, Inc.		27,482
223	SanDisk Corp. ^		14,187
482	Seagate Technology PLC		25,078
836	Synopsys, Inc. *		38,724
569	Teradata Corp. *		25,116
280	Western Digital Corp.		25,483
			466,145
	COSMETIC/PERSONAL CARE - 0.8%
648	Colgate-Palmolive Co.		44,932
446	Estee Lauder Cos, Inc. ^		37,089
641	Procter & Gamble Co.		52,524
			134,545
	DISTRIBUTION/WHOLESALE - 0.8%
756	Fastenal Co. ^		31,325
421	Genuine Parts Co.		39,233
1,034	LKQ Corp. *		26,429
159	WW Grainger, Inc. ^		37,494
			134,481
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
136	Affiliated Managers Group, Inc. *		29,210
1,295	Ally Financial, Inc. *		27,169
414	American Express Co.		32,342
243	Ameriprise Financial, Inc.		31,794
95	BlackRock, Inc. - Cl. A		34,755
565	CBOE Holdings, Inc.		32,434
776	Charles Schwab Corp.		23,621
401	CME Group, Inc. - Cl. A		37,979
570	Discover Financial Services		32,120
770	E*Trade Financial Corp. *		21,987
657	Franklin Resources, Inc.		33,717
951	Interactive Brokers Group, Inc.		32,353
812	Invesco Ltd.		32,228
538	Legg Mason, Inc.		29,698
751	NASDAQ OMX Group, Inc.		38,256
555	Raymond James Financial, Inc.		31,513
987	Santander Consumer USA Holdings, Inc.		22,839
508	T Rowe Price Group, Inc.		41,138
812	TD Ameritrade Holding Corp.		30,255
491	Visa, Inc. - Cl. A ^		32,116
			627,524
	ELECTRIC - 4.7%
616	Alliant Energy Corp.		38,808
809	Ameren Corp.		34,140
656	American Electric Power Co., Inc.		36,900
1,082	CMS Energy Corp.		37,773
672	Consolidated Edison, Inc.		40,992
503	Dominion Resources, Inc.		35,648

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	ELECTRIC (Continued) - 4.7%
449	DTE Energy Co.		$ 36,230
580	Edison International		36,233
444	Entergy Corp.		34,405
730	Eversource Energy		36,879
936	Exelon Corp.		31,459
418	Integrys Energy Group, Inc.		30,104
950	ITC Holdings Corp.		35,558
381	NextEra Energy, Inc.		39,643
1,110	OGE Energy Corp.		35,087
702	PG&E Corp.		37,255
593	Pinnacle West Capital Corp.		37,804
722	Public Service Enterprise Group, Inc. ^		30,266
664	SCANA Corp.		36,513
931	Southern Co.		41,225
1,043	Westar Energy, Inc.		40,427
687	Wisconsin Energy Corp. ^		34,006
1,076	Xcel Energy, Inc.		37,455
			834,810
	ELECTRIC COMPONENTS & EQUIPMENT - 0.9%
132	Acuity Brands, Inc.		22,197
617	AMETEK, Inc. ^		32,417
602	Emerson Electric Co.		34,085
310	Energizer Holdings, Inc.		42,796
246	Hubbell, Inc.		26,967
			158,462
	ELECTRONICS - 2.3%
751	Agilent Technologies, Inc.		31,204
601	Amphenol Corp.		35,417
472	Arrow Electronics, Inc. *		28,863
655	Avnet, Inc.		29,148
1,288	Corning, Inc.		29,212
2,027	Flextronics International Ltd. *		25,692
1,672	Gentex Corp.		30,598
378	Honeywell International, Inc.		39,429
116	Mettler-Toledo International, Inc. *		38,123
761	PerkinElmer, Inc.		38,918
273	Thermo Fisher Scientific, Inc.		36,675
877	Trimble Navigation Ltd. *		22,100
273	Waters Corp. *		33,939
			419,318
	ENERGY - ALTERNATIVE SERVICES - 0.1%
253	First Solar, Inc. *		15,127

	ENGINEERING & CONSTRUCTION - 0.3%
426	Fluor Corp.		24,350
640	Jacobs Engineering Group, Inc. * ^		28,902
			53,252
	ENTERTAINMENT - 0.2%
400	Madison Square Garden, Inc. *		33,860

	ENVIRONMENTAL CONTROL - 0.9%
1,255	Republic Services, Inc. - Cl. A		50,903
410	Stericycle, Inc. *		57,576
901	Waste Connections, Inc.		43,374
			151,853
	FOOD - 3.2%
960	Cambell Soup Co.		44,688
837	General Mills, Inc. ^		47,374
427	Hain Celestial Group, Inc. *		27,349
420	Hershey Co. ^		42,382
674	Hormel Foods Corp.		38,317
530	Ingredion, Inc.		41,245
378	JM Smucker Co.		43,746
577	Kroger Co.		44,233
635	McCormick & Co., Inc. ^		48,965
1,130	Mondelez International, Inc. - Cl. A		40,782

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	FOOD (Continued) - 3.2%
555	Pilgrim's Pride Corp. ^		$ 12,537
716	Sprout Farmers Markets, Inc. *		25,225
1,048	Sysco Corp.		39,541
727	Tyson Foods, Inc.		27,844
547	WhiteWave Foods Co. - Cl. A *		24,254
490	Whole Foods Market, Inc.		25,520
			574,002
	GAS - 1.0%
692	Atmos Energy Corp.		38,267
1,521	Centerpoint Energy, Inc.		31,044
537	National Fuel Gas Co.		32,397
736	NiSource, Inc.		32,502
337	Sempra Energy		36,740
			170,950
	HAND/MACHINE TOOLS - 0.6%
497	Lincoln Electric Holdings, Inc.		32,499
253	Snap-on, Inc.		37,206
375	Stanley Black & Decker, Inc.		35,760
			105,465
	HEALTHCARE PRODUCTS - 3.4%
654	Baxter International, Inc.		44,799
258	Becton Dickinson and Co.		37,046
175	Cooper Cos, Inc.		32,799
827	DENTSPLY International, Inc.		42,086
186	Edwards Lifesciences Corp. *		26,498
324	Henry Schein, Inc. * ^		45,237
217	IDEXX Laboratories, Inc. * ^		33,522
47	Intuitive Surgical, Inc.* ^		23,736
918	Patterson Cos, Inc.		44,789
457	ResMed, Inc. ^		32,803
491	Sirona Dental Systems, Inc. *		44,185
477	St Jude Medical, Inc.		31,196
492	Stryker Corp.		45,387
394	Teleflex, Inc.		47,607
385	Varian Medical Systems, Inc. *		36,225
295	Zimmer Holdings, Inc.		34,668
			602,583
	HEALTHCARE SERVICES - 2.0%
303	Aetna, Inc.		32,279
211	Anthem, Inc.		32,580
398	Centene Corp. *		28,135
275	Cigna Corp.		35,596
532	DaVita HealthCare Partners, Inc. *		43,241
330	HCA Holdings, Inc. *		24,826
275	Laboratory Corp. of America Holdings *		34,675
489	MEDNAX, Inc. *		35,457
487	Quest Diagnostics, Inc. ^		37,426
291	UnitedHealth Group, Inc.		34,422
228	Universal Health Services, Inc.		26,838
			365,475
	HOME BUILDERS - 0.8%
798	DR Horton, Inc.		22,727
501	Lennar Corp. - Cl. A ^		25,957
25	NVR, Inc. *		33,217
1,119	PulteGroup, Inc. ^		24,875
718	Toll Brothers, Inc. * ^		28,246
			135,022
	HOME FURNISHINGS - 0.2%
125	Harman International Industries, Inc.		16,704
137	Whirlpool Corp.		27,682
			44,386
	HOUSEHOLD PRODUCTS/WARES - 0.5%
605	Church & Dwight Co., Inc.		51,679
389	Clorox Co. ^		42,942
			94,621
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	HOUSEWARES - 0.2%
922	Newell Rubbermaid, Inc.		$ 36,023

	INSURANCE - 5.3%
750	Aflac, Inc.		48,008
90	Alleghany Corp. *		43,830
712	Allstate Corp.		50,673
813	American Financial Group, Inc.		52,154
721	American International Group, Inc.		39,504
1,097	Arthur J Gallagher & Co.		51,285
491	Chubb Corp.		49,640
962	Cincinnati Financial Corp.		51,255
1,011	CNA Financial Corp. ^		41,886
951	HCC Insurance Holdings, Inc.		53,893
490	Lincoln National Corp.		28,155
69	Markel Corp. *		53,058
877	Marsh & McLennan Cos., Inc.		49,191
606	MetLife, Inc.		30,633
639	Principal Financial Group, Inc.		32,825
1,789	Progressive Corp.		48,661
457	Reinsurance Group of America		42,588
829	Torchmark Corp. ^		45,529
472	Travelers Cos, Inc.		51,037
805	Unum Group		34,704
949	WR Berkley Corp.		47,934
			946,443
	INTERNET - 1.4%
907	CDW Corp.		33,777
216	F5 Networks, Inc. * ^		24,827
328	Facebook, Inc. - Cl. A *		26,967
59	Google, Inc. - Cl. A *		32,727
35	Netflix, Inc. *		14,584
21	Priceline Group, Inc. *		24,447
1,326	Symantec Corp.		30,982
174	TripAdvisor, Inc. *		14,472
443	VeriSign, Inc. * ^		29,668
532	Yahoo!, Inc. *		23,639
			256,090
	INVESTMENT COMPANIES - 0.2%
2,508	Ares Capital Corp. ^		43,062

	IRON/STEEL - 0.2%
633	Nucor Corp.		30,086

	LEISURE TIME - 0.6%
433	Harley-Davidson, Inc.		26,300
610	Jarden Corp. *		32,269
192	Polaris Industries, Inc. ^		27,091
279	Royal Caribbean Cruises Ltd.		22,836
			108,496
	LODGING - 1.1%
1,096	Hilton Worldwide Holdings, Inc. *		32,464
589	Hyatt Hotels Corp. - Cl. A * ^		34,881
435	Las Vegas Sands Corp.		23,942
416	Marriott International, Inc. ^		33,413
316	Starwood Hotels & Resorts Worldwide, Inc.		26,386
350	Wyndham Worldwide Corp.		31,664
170	Wynn Resorts Ltd.		21,400
			204,150
	MACHINERY-CONSTRUCTION & MINING - 0.2%
356	Caterpillar, Inc. ^		28,491

	MACHINERY-DIVERSIFIED - 1.6%
208	Cummins, Inc.		28,837
444	Deere & Co. ^		38,934
396	Flowserve Corp.		22,370

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	MACHINERY-DIVERSIFIED (Continued) - 1.6%
527	IDEX Corp.		$ 39,962
220	Middleby Corp. *		22,583
258	Rockwell Automation, Inc. ^		29,925
225	Roper Industries, Inc. ^		38,700
319	Wabtec Corp.		30,308
877	Xylem, Inc.		30,713
			282,332
	MEDIA - 3.1%
395	AMC Networks, Inc. *		30,273
1,349	Cablevision Systems Corp.		24,687
470	CBS Corp.		28,496
607	Comcast Corp. ^		34,277
666	Discovery Communications, Inc. *		20,486
357	DISH Network Corp. *		25,011
277	FactSet Research Systems, Inc.		44,098
713	Gannett Co., Inc.		26,438
831	Liberty Media Corp. *		32,035
2,010	News Corp. *		32,180
772	Nielsen Holdings NV		34,408
439	Scripps Networks Interactive, Inc. ^		30,098
9,117	Sirius XM Holdings, Inc. *		34,827
192	Time Warner Cable, Inc.		28,777
244	Time Warner, Inc.		20,603
317	Tribune Media Co.		19,277
824	Twenty-First Century Fox, Inc.		27,884
424	Viacom, Inc.		28,959
365	Walt Disney Co. ^		38,285
			561,099
	METAL FABRICATE/HARDWARE - 0.2%
141	Precision Castparts Corp.		29,610

	MINING - 0.1%
777	Southern Copper Corp. ^		22,673

	MISCELLANEOUS MANUFACTURING - 2.8%
268	3M Co.		44,207
505	AO Smith Corp.		33,158
332	Carlisle Cos, Inc.		30,753
472	Colfax Corp. * ^		22,529
482	Danaher Corp.		40,922
941	Donaldson Co., Inc.		35,485
425	Dover Corp.		29,376
387	Eaton Corp.		26,293
1,745	General Electric Co.		43,293
469	Illinois Tool Works, Inc.		45,559
515	Ingersoll-Rand PLC		35,061
384	Pall Corp.		38,550
243	Parker Hannifin Corp.		28,863
610	Textron, Inc.		27,041
450	Trinity Industries, Inc.		15,980
			497,070
	OFFICE/BUSINESS EQUIPMENT - 0.2%
2,084	Xerox Corp.		26,779

	OIL & GAS - 1.7%
284	Chevron Corp.		29,814
151	Cimarex Energy Co.		17,379
129	Concho Resources, Inc. *		14,954
256	Continental Resources, Inc. *		11,180
215	EOG Resources, Inc.		19,713
413	Exxon Mobil Corp.		35,105
231	Helmerich & Payne, Inc.		15,724
737	Marathon Oil Corp.		19,243
220	Marathon Petroleum Corp.		22,526
441	Murphy Oil Corp.		20,551
392	Noble Energy, Inc.		19,168

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	OIL & GAS (Continued) - 1.7%
282	Phillips 66		$ 22,165
365	Range Resources Corp. ^		18,995
818	Southwestern Energy Co. * ^		18,969
378	Valero Energy Corp.		24,048
			309,534
	OIL & GAS SERVICES - 1.0%
309	Baker Hughes, Inc.		19,646
455	Cameron International Corp. *		20,530
317	Dresser-Rand Group, Inc. * ^		25,471
520	FMC Technologies, Inc. *		19,245
425	Halliburton Co.		18,649
443	National Oilwell Varco, Inc. ^		22,145
425	Oceaneering International, Inc.		22,920
283	Schlumberger Ltd.		23,614
			172,220
	PACKAGING & CONTAINERS - 1.0%
443	Ball Corp.		31,294
584	Crown Holdings, Inc. *		31,548
561	MeadWestvaco Corp.		27,977
351	Packaging Corp. of America		27,445
417	Rock-Tenn Co.		26,896
565	Sealed Air Corp.		25,741
			170,901
	PHARMACEUTICALS - 2.6%
852	Abbott Laboratories		39,473
514	Bristol-Myers Squibb Co.		33,153
458	Cardinal Health, Inc.		41,344
577	Eli Lilly & Co.		41,919
420	Express Scripts Holding Co. *		36,443
421	Johnson & Johnson		42,353
162	McKesson Corp.		36,644
294	Mead Johnson Nutrition Co. - Cl. A		29,556
641	Merck & Co., Inc.		36,845
420	Mylan, Inc. *		24,927
1,312	Pfizer, Inc.		45,645
489	Quintiles Transnational Holdings, Inc. *		32,748
639	Zoetis Inc.		29,579
			470,629
	PIPELINES - 0.5%
660	Kinder Morgan, Inc.		27,760
420	ONEOK, Inc. ^		20,261
897	Spectra Energy Corp. ^		32,444
			80,465
	REAL ESTATE - 0.4%
1,002	CBRE Group, Inc. - Cl. A *		38,787
197	Jones Lang LaSalle, Inc.		33,569
			72,356
	RETAIL - 6.2%
197	Advance Auto Parts, Inc.		29,489
405	AutoNation, Inc. *		26,054
68	AutoZone, Inc. *		46,387
398	Bed Bath & Beyond, Inc. *		30,556
450	Best Buy Co., Inc. ^		17,006
310	CarMax, Inc. *		21,393
40	Chipotle Mexican Grill, Inc. - Cl. A * ^		26,022
567	Coach, Inc.		23,491
305	Costco Wholesale Corp. ^		46,206
452	CVS Caremark Corp.		46,651
431	Dick's Sporting Goods, Inc.		24,562
178	Dillards, Inc. - Cl. A		24,299
369	Dollar General Corp.		27,815
462	Dollar Tree, Inc. *		37,489
333	Domino's Pizza, Inc.		33,483
436	Foot Locker, Inc.		27,468
609	Gap, Inc.		26,388
296	Home Depot, Inc.		33,629

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	RETAIL (Continued) - 6.2%
385	Kohl's Corp.^		$ 30,126
368	L Brands, Inc.		34,699
494	Lowe's Cos, Inc.		36,749
464	Macy's, Inc.		30,118
449	McDonald's Corp.		43,751
425	Nordstrom, Inc.		34,136
158	O'Reilly Automotive, Inc. * ^		34,166
2,029	Rite Aid Corp. *		17,632
281	Ross Stores, Inc.		29,606
1,060	Sally Beauty Holdings, Inc. *		36,432
1,208	Staples, Inc. ^		19,672
406	Starbucks Corp.		38,448
472	TJX Cos, Inc.		33,064
272	Tractor Supply Co. ^		23,136
167	Ulta Salon Cosmetics & Fragrance, Inc. *		25,192
454	Urban Outfitters, Inc. *		20,725
512	Wal-Mart Stores, Inc.		42,112
32	Williams-Sonoma, Inc.		25,746
			1,103,898
	SAVINGS & LOANS - 0.4%
3,285	Hudson City Bancorp, Inc.		34,427
2,751	New York Community Bancorp, Inc. ^		46,024
			80,451
	SEMICONDUCTORS - 2.3%
919	Altera Corp. ^		39,434
521	Analog Devices, Inc.		32,823
1,084	Applied Materials, Inc. ^		24,455
815	Intel Corp.		25,485
237	IPG Photonics Corp. * ^		21,970
425	KLA-Tencor Corp.		24,773
346	Lam Research Corp. ^		24,301
684	Linear Technology Corp. ^		32,011
489	Microchip Technology, Inc. ^		23,912
627	Micron Technology, Inc. *		17,009
1,056	NVIDIA Corp.		22,097
1,489	ON Semincoductor Corp. *		18,034
358	QUALCOMM, Inc.		24,824
189	Skyworks Solutions, Inc.		18,577
577	Texas Instruments, Inc.		32,996
553	Xilinx, Inc. ^		23,392
			406,093
	SHIPBUILDING - 0.2%
210	Huntington Ingalls Industries, Inc.		29,432

	SOFTWARE - 3.5%
347	Adobe Systems, Inc. *		25,657
374	Akamai Technologies, Inc. *		26,571
481	ANSYS, Inc. *		42,419
438	Autodesk, Inc. *		25,684
839	Broadridge Financial Solutions, Inc.		46,153
1,105	CA, Inc. ^		36,034
519	Cerner Corp. *		38,022
533	Citrix Systems, Inc. *		34,043
698	Fidelity National Information Services, Inc.		47,506
609	Fiserv, Inc. *		48,355
708	Microsoft Corp. ^		28,784
637	MSCI, Inc. - Cl. A		39,054
782	Oracle Corp.		33,743
974	Paychex, Inc.		48,325
330	Rackspace Hosting, Inc. *		17,025
412	Red Hat, Inc. *		31,209
405	SS&C Technologies Holdings, Inc.		25,232
303	Vmware, Inc. - Cl. A *		24,849
			618,665
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Shares			Value
	TELECOMMUNICATIONS - 1.3%
889	CenturyLink, Inc. ^		$ 30,715
1,154	Cisco Systems, Inc.		31,764
579	EchoStar Holding Corp. *		29,946
772	Fortinet, Inc. *		26,981
2,861	Frontier Comminications Corp.		20,170
445	Harris Corp.		35,048
485	Level 3 Communications, Inc. *		26,112
559	Motorola Solutions, Inc.		37,268
			238,004
	TEXTILES - 0.2%
160	Mohawk Industries, Inc. * ^		29,720

	TOYS/GAMES/HOBBIES - 0.2%
506	Hasbro, Inc. ^		31,999

	TRANSPORTATION - 1.9%
412	CH Robinson Worldwide, Inc. ^		30,167
874	CSX Corp.		28,947
676	Expeditors International of Washington, Inc.		32,570
202	FedEx Corp.		33,421
254	Genesee & Wyoming, Inc. *		24,496
442	JB Hunt Transport Services, Inc. ^		37,744
242	Kansas City Southern		24,703
279	Norfolk Southern Corp.		28,715
433	Old Dominion Freight Line, Inc. * ^		33,471
256	Union Pacific Corp.		27,727
354	United Parcel Service, Inc.		34,317
			336,278
	TRUCKING & LEASING - 0.2%
88	AMERCO		29,075

	WATER - 0.3%
767	American Water Works Co., Inc.		41,579

	TOTAL COMMON STOCK (Cost - $14,824,725)		16,094,038

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
1,109,636	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		1,109,636
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,109,636)

	COLLATERAL FOR SECURITIES LOANED - 13.9%
2,473,515	Mount Vernon Securities Lending Prime Portfolio, 0.22%		2,473,515
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,473,515)

	TOTAL INVESTMENTS - 110.3% (Cost - $18,407,876) (a)		$ 19,677,189
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3) %		(1,827,088)
	NET ASSETS - 100.0%		$ 17,850,101

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $2,390,264.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,406,174 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,712,377
	Unrealized depreciation		(441,362)
	Net unrealized appreciation		$ 1,271,015

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2015

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	SHORT FUTURES CONTRACTS - (0.4) %
	Equity Futures - (0.4) %
62	S&P E-Mini Future, June 2015	6,388,325	(78,445)
	TOTAL SHORT FUTURES CONTRACTS	$ 6,388,325	$ (78,445)

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 93.3%
	ADVERTISING - 0.6%
4,049	JCDecaux SA		$ 136,500
1,835	Publicis Groupe SA		141,535
7,493	WPP PLC		170,195
			448,230
	AEROSPACE/DEFENSE - 1.0%
1,603	Airbus Group NV		104,035
22,704	BAE Systems PLC		176,334
25,000	Kawasaki Heavy Industries Ltd		126,469
15,226	Meggitt PLC		123,902
2,470	Thales SA		137,123
3,570	Zodiac Aerospace		118,186
			786,049
	AGRICULTURE - 0.6%
3,509	British American Tobacco PLC		181,610
3,334	Imperial Tobacco Group PLC		146,560
3,787	Japan Tobacco, Inc.		119,947
			448,117
	AIRLINES - 0.6%
72,000	Cathay Pacific Airways Ltd.		166,606
3,500	Japan Airlines Co., Ltd.		109,092
23,100	Singapore Airlines Ltd.		201,199
			476,897
	APPAREL - 1.1%
6,050	Burberry Group PLC		155,550
802	Christian Dior SA		151,354
395	Hermes International		139,291
774	LVMH Moet Hennessy Louis Vuitton SA		136,429
1,507	Michael Kors Holdings Ltd. *		99,085
21,490	Prada SPA		130,278
			811,987
	AUTO MANUFACTURERS - 2.2%
1,001	Bayerische Motoren Werke AG		125,169
48,000	Brilliance China Automotive Holdings Ltd.		92,497
1,389	Daimler AG		133,833
2,965	Fuji Heavy Industries Ltd.		98,619
7,105	Hino Motors Ltd.		101,551
4,243	Honda Motor Co., Ltd.		138,015
8,065	Isuzu Motors Ltd.		107,374
5,100	Mazda Motor Corp.		103,666
13,000	Mitsubishi Motors Corp.		117,551
14,549	Nissan Motor Co., Ltd.		148,412
1,019	Renault SA		92,756
3,405	Suzuki Motor Corp.		102,513
2,187	Toyota Motor Corp.		152,793
547	Volkswagen AG		140,998
			1,655,747
	AUTO PARTS & EQUIPMENT - 2.1%
3,626	Aisin Seiki Co., Ltd.		131,756
1,401	Autoliv, Inc. ^		164,996
3,258	Bridgestone Corp.		130,765
1,466	Cie Generale des Etablissements Michelin		145,786
487	Continental AG		115,204
1,979	Delphi Automotive PLC		157,805
3,086	Denso Corp.		141,016
2,200	Magna International, Inc.		117,707
7,996	Pirelli & C. SPA		132,741
10,392	Sumitomo Electric Industries Ltd.		136,406
2,381	Toyota Industries Corp.		136,522
732	Valeo SA		109,296
			1,620,000
	BANKS - 8.9%
7,718	Australia & New Zealand Banking Group Ltd.		215,908
12,261	Banco Bilbao Vizcaya Argentaria SA		123,864
32,803	Banco de Sabadell SA		80,275
19,485	Banco Popular Espanol SA		95,367

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	BANKS (Continued) - 8.9%
14,616	Banco Santander SA		$ 110,130
60,400	Bank of East Asia Ltd.		240,341
218,657	Bank of Ireland *		82,765
3,800	Bank of Montreal		227,628
4,400	Bank of Nova Scotia		220,590
65,515	Bankia SA *		91,314
53,500	BOC Hong Kong Holdings Ltd.		190,803
22,457	CaixaBank SA		106,465
2,900	Canadian Imperial Bank of Commerce		210,144
8,171	Commerzbank AG *		112,746
3,217	Commonwealth Bank of Australia		229,407
6,887	Credit Agricole SA		101,130
16,233	DBS Group Holdings Ltd.		240,892
7,795	DNB ASA		125,412
14,000	Hang Seng Bank Ltd.		253,712
20,919	HSBC Holdings PLC		178,143
26,530	Intesa Sanpaolo SpA		90,193
1,865	KBC Groep NV *		115,272
22,384	Mitsubishi UFJ Financial Group, Inc.		138,736
113,452	Mizuho Financial Group, Inc.		199,598
7,311	National Australia Bank Ltd.		215,184
4,600	National Bank of Canada		167,827
14,909	Natixis		111,441
9,414	Nordea Bank AB		114,889
29,889	Oversea-Chinese Banking Corp. Ltd.		230,267
22,931	Resona Holdings, Inc.		114,015
3,800	Royal Bank of Canada		229,007
12,254	Skandinaviska Enskilda Banken AB		143,299
2,245	Societe Generale SA		108,408
7,666	Standard Chartered PLC		124,367
3,594	Sumitomo Mitsui Financial Group, Inc.		137,826
32,084	Sumitomo Mitsui Trust Holdings, Inc.		132,491
3,433	Svenska Handelsbanken AB		154,893
6,998	Swedbank AB		167,158
4,700	Toronto-Dominion Bank		201,217
6,548	UBS AG		123,440
12,364	UniCredit SpA		84,040
11,867	United Overseas Bank Ltd.		198,937
6,960	Westpac Banking Corp.		209,264
			6,748,805
	BEVERAGES - 1.8%
1,232	Anheuser-Busch InBev NV		150,548
4,500	Asahi Group Holdings Ltd.		143,018
6,526	Diageo PLC		180,036
2,423	Heineken Holding NV		166,777
1,836	Heineken NV		140,035
11,400	Kirin Holdings Co. Ltd.		149,827
1,418	Pernod Ricard SA		167,720
2,325	SABMiller PLC		122,108
3,300	Suntory Beverage & Food Ltd.		141,637
			1,361,706
	BIOTECHNOLOGY - 0.2%
2,140	CSL Ltd.		150,514

	BUILDING MATERIALS - 1.0%
2,430	Cie de St-Gobain		106,709
4,173	CRH PLC		108,344
1,700	Daikin Industries Ltd.		113,995
365	Geberit AG		137,091
1,520	Holcim Ltd.		113,632
5,000	LIXIL Group Corp.		118,635
22	Sika AG		78,759
			777,165
	CHEMICALS - 4.0%
1,300	Agrium, Inc.		135,436
1,216	Air Liquide SA		156,428

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	CHEMICALS (Continued) - 4.0%
1,957	Akzo Nobel NV		$ 147,982
14,578	Asahi Kasei Corp.		139,596
1,450	BASF SE		144,101
2,544	Brenntag AG		152,322
245	EMS-Chemie Holding AG		99,898
4,636	Evonik Industries AG		165,274
74	Givaudan SA		134,172
21,269	Israel Chemicals Ltd.		151,318
2,885	Johnson Matthey PLC		144,927
857	Linde AG		174,525
2,500	Nippon Paint Holdings Co. Ltd.		91,674
1,965	Nitto Denko Corp.		131,502
2,654	Novozymes A/S		121,306
3,031	OCI NV *		93,865
4,800	Potash Corp. of Saskatchewan, Inc.		154,673
1,998	Shin-Etsu Chemical Co. Ltd.		130,713
25,000	Sumitomo Chemical Co. Ltd.		128,761
2,476	Symrise AG		156,440
407	Syngenta AG		138,501
2,390	Yara International ASA		121,553
			3,014,967
	COMMERCIAL SERVICES - 2.6%
1,640	Adecco SA		136,695
5,721	Aggreko PLC		129,607
6,061	Ashtead Group PLC		97,474
4,399	Atlantia SPA		115,493
10,096	Babcock International Group PLC		147,463
20,914	Brambles Ltd.		183,950
6,756	Bunzl PLC		183,525
5,848	Bureau Veritas SA		125,529
7,772	Capita PLC		128,681
9,146	Experian PLC		151,566
1,854	Randstad Holding NV		112,442
11,054	Reed Elsevier PLC		190,073
2,300	Secom Co., Ltd.		153,825
67	SGS SA		128,236
			1,984,559
	COMPUTERS - 1.7%
2,220	Accenture PLC		207,992
1,694	AtoS		116,908
1,456	Cap Gemini SA		119,401
3,300	CGI Group, Inc. *		139,848
17,000	Fujitsu Ltd.		116,049
1,369	Gemalto NV		109,032
1,062	Ingenico S. A.		116,660
4,000	Nomura Research Institute Ltd.		150,679
3,300	NTT Data Corp.		143,837
1,400	TDK Corp.		99,642
			1,320,048
	COSMETICS/PERSONAL CARE - 1.0%
1,881	Beiersdorf AG		163,403
2,893	Kao Corp.		144,662
952	L'Oreal SA		175,164
5,884	Svenska Cellulosa AB SCA		135,502
4,600	Unicharm Corp.		120,837
			739,568
	DISTRIBUTION/WHOLESALE - 1.4%
20,000	Goldin Financial Holdings Ltd. *		63,202
13,312	ITOCHU Corp.		144,392
5,471	Jardine Cycle & Carriage Ltd.		163,731
126,000	Li & Fung Ltd.		123,028
7,268	Mitsubishi Corp.		146,614
11,154	Mitsui & Co., Ltd.		149,848
4,958	Toyota Tsusho Corp.		131,605
2,736	Wolseley PLC		162,081
			1,084,501

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
19,376	Aberdeen Asset Management PLC		$ 132,118
2,721	AerCap Holdings NV *		118,772
15,000	Daiwa Securities Group, Inc.		118,260
2,142	Deutsche Boerse AG		174,944
6,210	Hong Kong Exchanges and Clearing Ltd.		152,188
4,800	IGM Financial, Inc.		170,466
1,899	Julius Baer Group Ltd. *		95,282
3,776	London Stock Exchange Group PLC		137,755
2,919	Macquarie Group Ltd.		170,871
22,169	Nomura Holdings, Inc.		130,475
6,740	ORIX Corp.		94,845
2,922	Schroders PLC		138,723
			1,634,699
	ELECTRIC - 2.9%
16,118	AGL Energy Ltd.		187,053
40,000	China Resources Power Holdings Co. Ltd.		100,401
31,000	CLP Holdings Ltd.		270,899
31,331	EDP - Energias de Portugal SA		117,247
5,274	Electricite de France		126,516
7,011	Endesa SA		135,511
61,341	Enel Green Power SpA		114,544
20,965	Enel SPA		94,821
7,600	Fortis, Inc.		231,346
6,461	Fortum OYJ		135,704
29,534	Iberdrola SA		190,345
18,000	Power Assets Holdings Ltd.		184,112
1,746	Red Electrica Corp. SA		142,002
34,898	Terna Rete Elettrica Nazionale SPA		153,641
			2,184,142
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
2,402	Legrand SA		129,840
2,000	Nidec Corp.		133,128
1,548	Schneider Electric SA		120,263
			383,231
	ELECTRONICS - 1.2%
2,802	Hoya Corp.		112,498
197	Keyence Corp.		107,702
2,580	Kyocera Corp.		141,740
900	Murata Manufacturing Co., Ltd.		124,023
2,400	Omron Corp.		108,409
2,646	Sensata Technologies Holding NV * ^		152,013
2,098	TE Connectivity Ltd.		150,259
			896,644
	ENERGY-ALTERNATE SOURCES - 0.1%
1,656	Vestas Wind Systems A/S		68,526

	ENGINEERING & CONSTRUCTION - 1.7%
3,120	ACS Actividades de Construccion y Servicios SA		110,558
1,457	Aeroports de Paris		174,132
3,307	Bouygues SA		129,756
24,000	Cheung Kong Infrastructure Holdings Ltd.		206,323
7,475	Ferrovial SA		158,928
6,544	Skanska AB		146,681
90,885	Singapore Technologies Engineering Ltd.		230,525
2,003	Vinci SA		114,488
			1,271,391
	ENTERTAINMENT - 0.3%
202,442	Genting Singapore PLC		135,748
1,552	Oriental Land Co., Ltd		117,638
			253,386
	FOOD - 4.3%
6,000	Ajinomoto Co., Inc.		131,736
1,571	Aryzta AG		96,591
2,760	Associated British Foods PLC		115,390
1,522	Casino Guichard Perrachon SA		134,881
3	Chocoladefabriken Lindt & Sprungli AG		189,854

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	FOOD (Continued) - 4.3%
3,724	Colruyt SA		$ 162,113
2,563	Danone SA		172,340
2,500	Empire Co. Ltd.		174,432
4,085	ICA Gruppen AB		136,872
6,638	Jeronimo Martins SGPS SA		83,396
9,583	Koninklijke Ahold NV		188,826
900	MEIJI Holdings Co. Ltd.		109,884
5,700	Metro, Inc.		154,351
2,273	Nestle SA		171,680
5,500	Saputo, Inc.		151,061
3,944	Seven & I Holdings Co., Ltd.		166,089
23,400	Tesco PLC		83,961
4,441	Unilever PLC		185,471
5,740	Wesfarmers Ltd.		192,654
95,533	Wilmar International Ltd.		226,995
6,164	Woolworths Ltd.		138,786
1,863	Yakult Honsha Co., Ltd.		129,955
			3,297,318
	FOOD SERVICE - 0.5%
11,605	Compass Group PLC		201,785
2,137	Sodexo SA		208,337
			410,122
	FOREST PRODUCTS & PAPER - 0.1%
5,489	UPM-Kymmene OYJ		106,801

	GAS - 1.9%
17,000	Beijing Enterprises Holdings Ltd.		133,756
6,500	Canadian Utilities Ltd.		203,965
54,000	China Gas Holdings Ltd.		88,457
5,440	Enagas SA		155,558
6,521	Gas Natural SDG SA		146,452
93,400	Hong Kong & China Gas Co. Ltd.		216,125
17,211	National Grid PLC		220,795
40,000	Osaka Gas Co. Ltd.		167,581
23,507	Snam SPA		114,093
			1,446,782
	HAND/MACHINE TOOLS - 0.6%
12,267	Sandvik AB		137,125
909	Schindler Holding AG		151,344
433	SMC Corp.		129,351
			417,820
	HEALTHCARE-PRODUCTS - 1.0%
1,196	Essilor International SA		137,159
1,970	Medtronic PLC		153,640
2,800	Olympus Corp. *		104,192
7,588	Smith & Nephew PLC		128,786
850	Sonova Holding AG		118,342
1,900	Sysmex Corp.		105,617
			747,736
	HEALTHCARE-SERVICES - 0.6%
2,001	Fresenius Medical Care AG & Co.		166,436
2,692	Fresenius SE & Co.		160,692
3,136	Ramsay Health Care Ltd.		160,995
			488,123
	HOLDING COMPANIES-DIVERSIFIED - 2.1%
17,906	Bollore SA		95,311
37,342	China Merchants Holdings International Co., Ltd.		146,181
2,987	GEA Group AG		144,463
10,000	Hutchison Whampoa Ltd.		138,787
2,800	Jardine Matheson Holdings Ltd.		176,960
5,000	Jardine Strategic Holdings Ltd.		175,000
27,833	Keppel Corp., Ltd.		182,578
69,000	NWS Holdings Ltd.		114,987
18,000	Swire Pacific Ltd.		245,405
22,000	Wharf Holdings Ltd.		153,659
			1,573,331

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	HOME BUILDERS - 0.8%
14,898	Barratt Developments PLC		$ 116,813
6,000	Daiwa House Industry Co. Ltd.		118,560
4,654	Persimmon PLC		114,825
10,397	Sekisui House Ltd.		151,246
51,651	Taylor Wimpey PLC		118,699
			620,143
	HOME FURNISHINGS - 0.1%
43,000	Haier Electronics Group Co. Ltd.		112,590

	HOUSEHOLD PRODUCTS/WARES - 0.4%
2,027	Reckitt Benckiser Group PLC		174,421
1,113	Societe BIC SA		158,356
			332,777
	INSURANCE - 7.4%
2,104	ACE Ltd. ^		234,575
17,294	Aegon NV		136,473
24,400	AIA Group Ltd.		153,584
1,126	Allianz SE		195,693
28,796	AMP Ltd.		141,588
2,016	Aon PLC		193,778
7,046	Assicurazioni Generali SPA		138,533
17,480	Aviva PLC		140,040
5,535	AXA SA		139,404
21,400	China Taiping Insurance Holdings Co. Ltd. *		73,009
8,962	CNP Assurances		156,958
7,300	Dai-ichi Life Insurance Co. Ltd.		106,193
300	Fairfax Financial Holdings Ltd.		168,061
8,500	Great-West Lifeco, Inc.		245,597
1,994	Hannover Rueck SE		205,979
33,984	Insurance Australia Group Ltd.		158,275
2,900	Intact Financial Corp.		218,335
47,988	Legal & General Group PLC		198,349
9,300	Manulife Financial Corp.		157,764
41,592	Mapfre SA		151,804
907	Muenchener Rueckversicherungs		195,518
45,662	Old Mutual PLC		150,460
7,700	Power Corp of Canada		203,648
6,900	Power Financial Corp.		204,104
6,802	Prudential PLC		168,729
10,517	QBE Insurance Group Ltd.		104,708
3,947	Sampo Oyj		199,284
12,733	Standard Life PLC		89,842
4,900	Sun Life Financial, Inc.		150,897
19,367	Suncorp Group Ltd.		199,621
2,163	Swiss Re AG		209,445
8,400	T&D Holdings, Inc.		115,825
3,500	Tokio Marine Holdings, Inc.		132,384
543	Zurich Insurance Group AG		183,999
			5,622,456
	INTERNET - 0.6%
399	Iliad SA		93,101
5,600	Rakuten, Inc.		98,872
2,618	United Internet AG		119,209
29,400	Yahoo Japan Corp.		121,530
			432,712
	INVESTMENT COMPANIES - 0.6%
6,000	CK Hutchison Holdings Ltd		122,896
2,191	Groupe Bruxelles Lambert SA		181,510
4,053	Investor AB		161,447
2,694	Investment AB Kinnevik		89,953
			555,806
	IRON/STEEL - 0.7%
83,000	CITIC Ltd.		142,171
5,000	JFE Holdings, Inc.		110,593

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	IRON/STEEL (Continued) - 0.7%
50,000	Nippon Steel & Sumitomo Metal Corp.		$ 126,052
3,592	Voestalpine AG		131,508
			510,324
	LEISURE TIME - 0.3%
740	Shimano, Inc.		110,269
3,800	Yamaha Motor Co. Ltd.		91,904
			202,173
	LODGING - 1.0%
2,604	Accor SA		135,838
11,134	Crown Resorts Ltd.		113,656
17,000	Galaxy Entertainment Group Ltd.		77,403
3,768	InterContinental Hotels Group PLC		147,246
72,000	SJM Holdings Ltd.		94,169
2,240	Whitbread PLC		174,305
			742,617
	MACHINERY-CONSTRUCTION & MINING - 0.9%
6,951	ABB Ltd.		147,560
4,545	Atlas Copco AB		147,123
17,699	Hitachi Ltd.		121,425
6,368	Komatsu Ltd.		125,380
10,266	Mitsubishi Electric Corp.		122,218
			663,706
	MACHINERY-DIVERSIFIED - 1.8%
5,076	Alstom SA *		156,596
13,620	CNH Industrial NV		111,139
530	FANUC Corp		115,947
3,515	Hexagon AB		124,903
3,404	Kone OYJ		150,887
6,105	Kubota Corp		96,823
4,314	MAN SE		453,973
23,000	Mitsubishi Heavy Industries Ltd.		126,951
			1,337,219
	MEDIA - 1.5%
35,442	ITV PLC		132,979
7,312	Pearson PLC		157,406
2,640	ProSiebenSat.1 Media AG		129,566
9,000	Shaw Communications, Inc.		201,815
11,068	Sky PLC		163,055
7,635	Vivendi SA		189,589
5,518	Wolters Kluwer NV		180,127
			1,154,537
	METAL FABRICATE/HARDWARE - 0.5%
2,634	Assa Abloy AB		156,911
7,000	NSK Ltd.		102,559
5,878	SKF AB		151,782
			411,252
	MINING - 1.2%
10,408	Antofagasta PLC		113,108
5,098	BHP Billiton Ltd.		120,779
5,000	First Quantum Minerals Ltd.		60,557
23,077	Glencore PLC		97,884
46,218	Polyus Gold International Ltd		128,224
2,805	Rio Tinto PLC		115,357
4,000	Silver Wheaton Corp.		75,935
7,225	Sumitomo Metal Mining Co., Ltd.		105,885
5,000	Teck Resources Ltd.		68,566
			886,295
	MISCELLANEOUS MANUFACTURING - 1.1%
7,258	Alfa Laval AB		142,581
3,547	Fujifilm Holdings Corp.		126,417
1,462	Siemens AG		158,088
7,685	Smiths Group PLC		127,468
36,000	Toshiba Corp.		151,273
2,789	Wartsila OYJ Abp		123,447
			829,274

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	OFFICE/BUSINESS EQUIPMENT - 0.5%
5,216	Canon, Inc.		$ 184,662
13,500	Ricoh Co., Ltd.		147,162
4,400	Seiko Epson Corp.		78,143
			409,967
	OIL & GAS - 1.1%
3,000	Canadian Natural Resources Ltd.		91,913
7,600	Encana Corp.		84,791
3,100	Imperial Oil Ltd.		123,643
8,500	Inpex Corp.		93,897
124,000	Kunlun Energy Co., Ltd.		120,435
16,715	Oil Search Ltd.		91,886
3,600	Suncor Energy, Inc.		105,125
4,823	Woodside Petroleum Ltd.		127,115
			838,805
	OIL & GAS SERVICES - 0.1%
1,524	Technip SA		92,248

	PACKAGING & CONTAINERS - 0.2%
13,368	Amcor Ltd.		143,299

	PHARMACEUTICALS - 3.4%
751	Actelion Ltd.		87,016
8,600	Astellas Pharma, Inc.		141,016
857	Bayer AG		128,789
2,675	Chugai Pharmaceutical Co., Ltd.		84,381
9,300	Daiichi Sankyo Co., Ltd.		147,805
2,169	Eisai Co., Ltd.		154,283
7,192	GlaxoSmithKline PLC		164,959
2,969	Hikma Pharmaceuticals PLC		93,822
1,397	Merck KGaA		156,835
8,554	Mitsubishi Tanabe Pharma Corp.		146,998
1,382	Novartis AG		136,735
3,005	Novo Nordisk A/S		160,672
806	Ono Pharmaceutical Co., Ltd.		91,220
4,224	Otsuka Holdings Co., Ltd.		132,345
729	Perrigo Co. PLC		120,686
520	Roche Holding AG		143,458
1,232	Sanofi		121,616
874	Shire PLC		69,566
2,463	Teva Pharmaceutical Industries Ltd.		154,549
1,816	UCB SA		131,334
			2,568,085
	PIPELINES - 0.6%
4,300	Inter Pipeline Ltd.		110,876
1,952	Koninklijke Vopak NV		107,737
3,100	Pembina Pipeline Corp.		97,985
3,300	TransCanada Corp.		140,941
			457,539
	REAL ESTATE - 3.7%
3,400	Brookfield Asset Management, Inc.		182,072
68,051	CapitaLand Ltd.		177,567
34,000	China Overseas Land & Investment Ltd.		109,856
36,000	China Resources Land Ltd.		101,691
1,274	Daito Trust Construction Co., Ltd.		142,541
4,429	Deutsche Annington Immobilien SE		149,334
97,574	Global Logistic Properties Ltd.		188,463
55,000	Hang Lung Properties Ltd.		154,652
21,500	Henderson Land Development Co., Ltd.		150,998
21,500	Hongkong Land Holdings Ltd.		162,325
4,773	Mitsubishi Estate Co., Ltd.		110,862
4,772	Mitsui Fudosan Co., Ltd.		140,368
168,000	New World Development Co., Ltd.		194,807
92,000	Sino Land Co., Ltd.		149,993
3,564	Sumitomo Realty & Development Co., Ltd.		128,448
12,000	Sun Hung Kai Properties Ltd.		185,118

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	REAL ESTATE (Continued) - 3.7%
49,200	Swire Properties Ltd.		$ 160,237
24,000	Wheelock & Co., Ltd.		122,741
			2,712,073
	RETAIL - 3.3%
12,300	Aeon Co. Ltd.		135,209
3,000	Alimentation Couche Tard, Inc.		119,465
115,000	Belle International Holdings Ltd.		133,944
1,500	Canadian Tire Corp., Ltd.		152,710
115,800	Chow Tai Fook Jewellery Group Ltd.		124,569
1,227	Cie Financiere Richemont SA		98,862
4,384	Hennes & Mauritz AB		177,579
1,114	Hugo Boss AG		135,471
4,362	Inditex SA		139,955
22,740	Kingfisher PLC		128,403
1,445	Lululemon Athletica, Inc. * ^		92,509
1,977	Luxottica Group SpA		125,464
16,189	Marks & Spencer Group PLC		128,496
1,677	Next PLC		174,782
1,800	Nitori Co. Ltd.		122,110
944	Pandora A/S		85,955
712	Kering		138,994
253	Swatch Group AG		107,287
5,131	Travis Perkins PLC		148,441
			2,470,205
	SEMICONDUCTORS - 0.8%
6,325	ARM Holdings PLC		103,691
976	ASML Holding NV		99,343
82,000	Hanergy Thin Film Power Group Ltd.		73,825
9,405	Infineon Technologies AG		112,403
797	NXP Semiconductors NV *		79,987
1,400	Tokyo Electron Ltd.		97,798
			567,047
	SOFTWARE - 1.4%
3,958	Amadeus IT Holding SA		169,834
2,204	Check Point Software Technologies Ltd. * ^		180,662
300	Constellation Software, Inc.		103,620
2,288	Dassault Systemes		155,126
2,000	Open Text Corp.		105,760
25,038	Sage Group PLC		173,362
2,066	SAP AG		149,813
			1,038,177
	TELECOMMUNICATIONS - 4.8%
5,300	BCE, Inc.		224,228
4,278	Belgacom SA		149,640
23,420	BT Group PLC		152,187
10,000	China Mobile Ltd.		130,532
72,000	China Unicom Hong Kong Ltd.		109,585
5,899	Eutelsat Communications SA		195,320
5,601	KDDI Corp.		126,990
2,006	Nippon Telegraph & Telephone Corp.		123,664
8,300	NTT DOCOMO, Inc.		144,259
6,401	Orange SA		102,860
6,100	Rogers Communications, Inc.		204,071
71,969	Singapore Telecommunications Ltd.		229,755
1,975	SoftBank Corp.		114,889
297	Swisscom AG		172,522
81,690	Telecom Italia SpA *		95,789
11,097	Telefonaktiebolaget LM Ericsson		139,415
10,906	Telefonica SA		155,286
2,714	Telenet Group Holding NV *		149,124
7,301	Telenor ASA		147,533
28,505	TeliaSonera AB		181,041
48,934	Telstra Corp. Ltd.		235,749
5,600	Telus Corp.		185,886
42,389	Vodafone Group PLC		138,637
			3,608,962

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	TEXTILES - 0.2%
16,838	Toray Industries, Inc.		$ 141,311

	TRANSPORTATION - 2.6%
50	AP Moeller - Maersk A/S		104,493
43,172	Aurizon Holdings Ltd.		159,865
2,200	Canadian National Railway Co.		147,234
600	Canadian Pacific Railway Ltd.		109,784
588	Central Japan Railway Co.		106,559
4,805	Deutsche Post AG		150,119
1,800	East Japan Railway Co.		144,612
43,000	Kintetsu Group Holdings Co. Ltd.		158,038
1,108	Kuehne + Nagel International AG		164,752
42,500	MTR Corp., Ltd.		202,279
14,000	Odakyu Electric Railway Co., Ltd.		142,929
22,949	Tokyu Corp.		142,296
2,800	West Japan Railway Co.		147,082
5,100	Yamato Holdings Co., Ltd.		117,820
			1,997,862
	WATER - 0.9%
82,000	Guangdong Investment Ltd.		107,459
5,918	Severn Trent PLC		180,779
6,056	Suez Environment Co.		104,210
11,577	United Utilities Group PLC		160,249
7,354	Veolia Environnement SA		139,101
			691,798

	TOTAL COMMON STOCK (Cost - $70,518,014)		70,760,171
	RIGHTS - 0.0%
32,803	Banco de Sabadell SA, Expiration Date March 27, 2015, Exercise Price $1.48 *		8,313
10,906	Telefonica SA, Expiration Date March 30, 2015 , Exercise Price $10.84 *		1,757
	TOTAL RIGHTS (Cost - $9,985)		10,070

	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
4,522,556	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		4,522,556
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,522,556)

	COLLATERAL FOR SECURITIES LOANED - 0.8%
592,637	Mount Vernon Securities Lending Prime Portfolio, 0.22%		592,637
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $592,637)

	TOTAL INVESTMENTS - 100.1% (Cost- $75,643,192) (a)		$ 75,885,434
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %		(51,365)
	NET ASSETS - 100.0%		$ 75,834,069

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $574,127.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,834,291 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,177,824
	Unrealized depreciation		(4,126,681)
	Net unrealized appreciation		$ 51,143

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.1) %
	Equity Futures - (0.1) %
52	MSCI EAFE Index Mini, June 2014	$ 4,757,740	$ (111,535)
	TOTAL LONG FUTURES CONTRACTS	$ 4,757,740	$ (111,535)

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

	Portfolio Composition (Unaudited) *
	Japan	18.7%
	Britain	11.6%
	Canada	9.3%
	Hong Kong	9.1%
	France	8.5%
	Germany	6.2%
	Switzerland	5.3%
	Australia	4.8%
	Sweden	3.7%
	Singapore	3.2%
	Other Countries	19.6%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	MUTUAL FUND - 4.2%
	DEBT FUND - 4.2%
36,671	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 366,705
	TOTAL MUTUAL FUND (Cost - $366,705)
Par Value
	BONDS & NOTES - 13.2%
	BANKS - 6.2%
$ 500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17		536,279

	TELECOMMUNICATIONS - 7.0%
600,000	AT&T, Inc., 2.40% 8/15/2016		610,818

	TOTAL BONDS & NOTES (Cost - $1,144,195)		1,147,097

	SHORT-TERM INVESTMENTS - 75.8%
	CERTIFICATES OF DEPOSIT - 20.1%
500,000	Agricultural Bank China NY, 0.90%, 6/3/15		500,000
700,000	Banco do Brasil Sa NY, 1.36%, 4/7/15		699,998
550,000	Industrial & Commercial Bank of China Ltd., 0.80%, 6/3/15		550,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,749,998)		1,749,998

	COMMERCIAL PAPER- 31.0%
400,000	Albemarle Corp., 4/20/2015		399,823
400,000	Conagra Foods, 4/6/2015		399,961
400,000	Entergy Corp., 4/17/2015		399,858
400,000	Glencore Funding LLC, 4/22/2015		399,860
400,000	ONEOK, Inc., 4/1/2015		400,000
400,000	Pentair Finance, 4/27/2015		399,798
300,000	Thermo Fisher Scientific, Inc., 4/14/2015		299,924
	TOTAL COMMERCIAL PAPER (Cost - $2,699,224)		2,699,224
Shares
	MONEY MARKET FUNDS - 24.7%
1,883,775	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.00% *		1,883,775
269,432	Fidelity Institutional Money Market, 0.00% *		269,432
	TOTAL MONEY MARKET FUNDS - (Cost - $2,153,207)		2,153,207

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,602,429)		6,602,429

	TOTAL INVESTMENTS - 93.2% (Cost - $8,113,329) (a)		$ 8,116,231
	OTHER ASSETS LESS LIABILITIES - 6.8%		599,647
	NET ASSETS - 100.0%		$ 8,715,878

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,113,329 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 3,845
	Unrealized depreciation		(943)
	Net unrealized appreciation		$ 2,902

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (1.7)%
	Commodity Futures - (1.7) %
14	Cocoa, May 2015	$ 377,860	$ (26,976)
4	Coffee, May 2015	199,350	(25,913)
6	Copper Future, May 2015	411,000	25,116
17	Corn Future, May 2015	319,813	(15,688)
14	Cotton, May 2015	441,700	5,973
4	Crude Oil Future, May 2015	190,400	(8,500)
3	Gasoline RBOB, May 2015	223,020	(10,437)
4	Gold, May 2015	473,280	8,720

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)

	Commodity Futures - (1.7)% (Continued)
10	Lean Hogs, Jun 2015	$ 303,200	$ (2,217)
8	Live Cattle, Jun 2015	487,456	19,031
11	LME Aluminum, Jun 2015	490,600	(8,306)
9	LME Zinc Future, Jun 2015	468,563	(3,956)
7	Natural Gas Future, May 2015	184,800	(10,460)
3	NY Harbor ULSD Futures, May 2015	215,208	(12,663)
4	Silver, May 2015	332,000	(5,510)
7	Soybean Future, May 2015	340,638	(2,850)
8	Soybean Meal, May 2015	261,440	3,780
19	Soybean Oil Future, May 2015	346,446	(17,826)
13	Wheat Future, May 2015	332,638	(5,825)
19	World Sugar #11, May 2015	253,870	(56,728)
	TOTAL LONG FUTURES CONTRACTS	$ 6,653,280	$ (151,235)

	SHORT FUTURE CONTRACTS - 0.0%
	Commodity Futures - 0.0%
1	LME Aluminum, Jun 2015	$ 44,600	$ 750
1	LME Zinc Future, Jun 2015	52,063	263
	TOTAL SHORT FUTURES CONTRACTS	$ 96,663	$ 1,013

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	MUTUAL FUNDS - 3.9%
	DEBT FUND - 3.9%
47,913	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +		$ 479,132
	TOTAL MUTUAL FUNDS (Cost - $479,132)

Par Value	BONDS & NOTES - 31.2%
	AUTO MANUFACTURERS - 0.4%
$ 50,000	Ford Motor Credit Corp., 12.00%, 5/15/2015		50,618

	BANKS - 10.0%
250,000	Bank of America Corp., 1.50%, 10/9/15		251,093
150,000	Capital One Financial Corp., 1.00%, 11/6/15		150,203
240,000	First Horizon National Corp., 5.375%, 12/15/15		246,235
250,000	ING Bank NV, 2.00%, 9/25/15 - 144A		251,628
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17		219,264
50,000	Morgan Stanley, 4.00%, 7/24/15		50,510
55,000	Morgan Stanley, 6.00%, 4/28/15		55,182
			1,224,115
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
200,000	General Electric Capital Corp., 5.375%, 10/20/16		213,884

	HOME FURNISHINGS - 1.3%
150,000	Whirlpool Corp., 6.50%, 6/15/16		159,868

	INSURANCE - 6.1%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A		260,197
450,000	White Mountains Re Group, 6.375%, 3/20/17 - 144A		486,503
			746,700
	MEDIA - 2.1%
250,000	Viacom, Inc., 2.50%, 12/15/16		255,715

	OIL & GAS - 2.7%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16		182,210
140,000	Transocean, Inc., 5.05%, 12/15/16		141,925
			324,135
	RETAIL - 2.3%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		282,675

	SAVINGS & LOANS - 3.3%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15		400,000

	TELECOMMMUNICATIONS- 1.2%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A		151,108

	TOTAL BONDS & NOTES (Cost- $3,815,241)		3,808,818

	SHORT-TERM INVESTMENTS - 56.3%
	CERTIFICATES OF DEPOSIT - 5.3%
650,000	Industrial & Commercial Bank of China Ltd., 0.80%, 6/3/15		650,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $650,000)

	COMMERCIAL PAPER - 40.2%
500,000	Albemarle Corp., 4/20/2015		499,778
500,000	Conagra Foods, Inc., 4/6/2015		499,951
500,000	Encana Corp., 4/20/15		499,821
500,000	Entergy Corp., 4/17/2015		499,822
500,000	Glencore Funding LLC, 4/22/2015		499,825
400,000	Holcim US Finance, 5/12/15		399,749
400,000	Mariott International, Inc., 4/15/15		399,910
600,000	ONEOK, Inc., 4/1/2015		600,000
500,000	Pentair Finance, 4/27/2015		499,747
500,000	Thermo Fisher Scientific, Inc., 4/14/2015		499,875
	TOTAL COMMERCIAL PAPER (Cost - $4,898,478)		4,898,478

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	MONEY MARKET FUND - 10.8%
990,624	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.06% *		990,624
322,108	Fidelity Institutional Money Market, 0.00% *		322,108
	TOTAL MONEY MARKET FUNDS - (Cost - $1,312,732)		1,312,732

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,861,210)		6,861,210

	TOTAL INVESTMENTS - 91.4% (Cost - $11,155,583) (a)		$ 11,149,160
	OTHER ASSETS LESS LIABILITIES - 8.6%		1,049,104
	NET ASSETS - 100.0%		$ 12,198,264

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
LLC - Limited liability company.
LP - Limited partnership.
144A - Security exempt from registration under Rule 114A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,166,005 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 8,577
	Unrealized depreciation		(15,000)
	Net unrealized depreciation		$ (6,423)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (2.4) %
	Commodity Futures - (2.4) %
27	Cocoa, May 2015	$ 728,730	$ (52,641)
8	Coffee, May 2015	398,700	(52,088)
12	Copper Future, May 2015	822,000	49,247
32	Corn Future, May 2015	602,000	(29,344)
25	Cotton, May 2015	788,750	7,987
8	Crude Oil Future, May 2015	380,800	(22,400)
5	Gasoline RBOB, May 2015	371,700	(13,814)
8	Gold, Jun 2015	946,560	18,910
19	Lean Hogs, Jun 2015	576,080	(7,843)
15	Live Cattle, Jun 2015	913,950	35,409
18	LME Aluminum, Jun 2015	802,800	(12,344)
16	LME Zinc Future, Jun 2015	833,000	(9,144)
11	Natural Gas Future, May 2015	158,400	(15,730)
6	NY Harbor ULSD Futures, May 2015	502,152	(23,696)
7	Silver, May 2015	580,930	(10,705)
14	Soybean Future, May 2015	681,275	(6,338)
15	Soybean Meal, May 2015	490,200	4,700
35	Soybean Oil Future, May 2015	638,190	(32,622)
24	Wheat Future, May 2015	614,100	(9,813)
36	World Sugar #11, May 2015	481,018	(110,622)
	TOTAL LONG FUTURES CONTRACTS	$ 12,311,335	$ (292,891)

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 81.5%
	AEROSPACE/DEFENSE - 0.5%
18,744	BAE Systems PLC		$ 145,139
753	Lockheed Martin Corp.		152,829
			297,968
	AGRICULTURE - 2.2%
3,242	Altria Group, Inc.		162,165
6,800	British American Tobacco Malaysia Bhd		126,052
2,817	British American Tobacco PLC		145,874
2,697	Imperial Tobacco Group PLC		118,283
135,800	IOI Corp. Bhd		168,299
1,390	KT&G Corp.		111,115
1,823	Lorillard, Inc.		119,133
2,116	Philip Morris International, Inc.		159,398
1,881	Reynolds American, Inc. ^		129,620
11,900	Souza Cruz SA		94,165
			1,334,104
	AUTO MANUFACTURERS - 0.7%
6,759	Ford Motor Co.		109,090
2,658	General Motors Co.		99,675
1,854	PACCAR, Inc.		117,062
11,000	Yulon Nissan Motor Co., Ltd.		106,133
			431,960
	AUTO PARTS & EQUIPMENT - 0.4%
98,000	Cheng Shin Rubber Industry Co., Ltd.		224,819

	BANKS - 7.1%
126,500	AMMB Holdings Bhd		216,985
6,187	Australia & New Zealand Banking Group Ltd.		172,542
10,058	Banco Bilbao Vizcaya Argentaria SA		101,444
2,511,057	Banco de Chile		282,056
3,887	Banco de Credito e Inversiones		174,138
8,000	Banco do Brasil SA		57,597
3,438,416	Banco Santander Chile		187,510
11,902	Banco Santander SA		89,101
243,000	Bank of China Ltd.		140,468
123,000	Bank of Communications Co. Ltd.		105,709
2,714	Bank Pekao SA		131,393
8,708	Barclays Africa Group Ltd.		132,789
18,631	CaixaBank SA		88,238
165,000	China CITIC Bank Corp Ltd.		124,389
179,000	China Construction Bank Corp.		148,563
156,000	Chongqing Rural Commercial Bank Co. Ltd.		101,127
4,686	Columbia Banking System, Inc.		135,753
2,549	Commonwealth Bank of Australia		181,241
5,888	Fifth Third Bancorp		110,989
4,594	Glacier Bancorp, Inc.		115,539
17,045	HSBC Holdings PLC		145,242
2,003	JPMorgan Chase & Co.		121,342
84,800	Malayan Banking Bhd		213,640
5,850	National Australia Bank Ltd.		171,671
1,729	Park National Corp. ^		147,933
6,327	Standard Chartered PLC		102,444
5,853	Swedbank AB		139,471
18,790	Valley National Bancorp ^		177,378
2,819	Wells Fargo & Co.		153,354
5,516	Westpac Banking Corp.		165,280
			4,335,326
	BEVERAGES - 0.7%
22,100	Ambev SA		127,511
3,745	Coca-Cola Co.		151,860
1,871	PepsiCo, Inc.		178,905
			458,276
	BIOTECHNOLOGY - 0.1%
13,033	PDL BioPharma, Inc. ^		91,687

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	BUILDING MATERIALS - 0.6%
171,000	Asia Cement Corp.		$ 214,720
118,000	Taiwan Cement Corp.		165,974
			380,694
	CHEMICALS - 1.4%
1,981	A Schulman, Inc.		95,484
2,545	Cabot Corp.		114,525
1,938	Dow Chemical Co. ^		92,985
2,286	Innophos Holdings, Inc.		128,839
17,857	Israel Chemicals Ltd.		126,873
759	LyondellBasell Industries NV		66,640
4,152	Olin Corp. ^		133,030
3,900	Potash Corp of Saskatchewan, Inc.		125,764
			884,140
	COAL - 0.2%
48,000	China Shenhua Energy Co. Ltd.		122,430

	COMMERCIAL SERVICES - 2.2%
5,363	ABM Industries, Inc.		170,865
4,738	Aggreko PLC		107,120
1,497	Capella Education Co.		97,125
16,000	CCR SA		82,653
2,241	Insperity, Inc.		117,182
110,000	Jiangsu Expressway Co. Ltd.		147,705
18,100	Kroton Educacional SA		58,559
1,315	Macquarie Infrastructure Co. LLC		108,211
5,015	McGrath Rent Corp.		165,044
2,973	Rent-A-Center, Inc.		81,579
5,729	Resources Connection, Inc.		100,258
84,000	Zhejiang Expressway Co. Ltd.		111,187
			1,347,488
	COMPUTERS - 1.5%
13,000	Asustek Computer, Inc.		130,610
3,073	Engility Holdings, Inc.		92,313
819	International Business Machines Corp.		131,450
113,000	Inventec Corp.		81,557
103,000	Lite-On Technology Corp.		133,161
51,000	Quanta Computer, Inc.		123,022
2,560	Science Applications International Corp.		131,456
1,753	Seagate Technology PLC		91,209
			914,778
	COSMETICS/PERSONAL CARE - 0.5%
11,500	Natura Cosmeticos SA		97,620
2,333	Procter & Gamble Co.		191,166
			288,786
	DISTRIBUTION/WHOLESALE - 0.7%
2,498	H&E Equipment Services Inc.		62,425
11,000	ITOCHU Corp.		118,986
108,000	Li & Fung Ltd.		105,459
9,200	Mitsui & Co. Ltd.		123,152
			410,022
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
15,622	Aberdeen Asset Management PLC		106,272
5,610	Aircastle Ltd.		126,001
1,453	CME Group, Inc.		137,614
3,047	Cohen & Steers, Inc.		124,775
2,615	Greenhill & Co., Inc. ^		103,685
3,800	IGM Financial, Inc.		135,312
2,333	Macquarie Group Ltd.		135,938
8,457	Manning & Napier, Inc.		110,026
244,000	Mega Financial Holding Co, Ltd.		201,995
			1,181,618
	ELECTRIC - 11.0%
337,847	AES Gener SA		184,414
13,332	AGL Energy Ltd.		154,503
3,257	ALLETE, Inc.		171,839
2,251	Alliant Energy Corp.		141,813

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	ELECTRIC (Continued) - 11.0%
2,945	Ameren Corp.		$ 124,279
2,399	American Electric Power Co., Inc.		134,944
4,522	Avista Corp.		154,562
2,819	Black Hills Corp.		142,190
6,944	CEZ AS		169,508
32,000	China Resources Power Holdings Co., Ltd.		80,250
25,500	CLP Holdings Ltd.		222,866
3,960	CMS Energy Corp.		138,244
2,459	Consolidated Edison, Inc. ^		149,999
13,200	CPFL Energia SA		84,131
1,841	Dominion Resources, Inc.		130,472
1,638	DTE Energy Co.		132,170
2,036,000	E.ON Russia JSC		103,145
24,512	EDP - Energias de Portugal SA		91,677
4,363	El Paso Electric Co. ^		168,586
4,336	Electricite de France SA		103,830
5,619	Empire District Electric Co.		139,464
5,871	Endesa SA		113,186
1,628	Entergy Corp.		126,154
2,671	Eversource Energy		134,939
3,421	Exelon Corp.		114,980
5,584	Fortum OYJ		116,828
76,000	Huaneng Power International, Inc.		90,261
24,095	Iberdrola SA		155,168
1,526	Integrys Energy Group, Inc.		109,903
3,538	MGE Energy, Inc.		156,804
1,393	NextEra Energy, Inc. ^		144,942
3,047	NorthWestern Corp. ^		163,898
4,040	OGE Energy Corp.		127,704
5,299	Otter Tail Corp.		170,469
2,557	PG&E Corp. ^		135,700
22,769	PGE Polska Grupa Energetyczna SA		125,009
2,168	Pinnacle West Capital Corp.		138,210
5,092	PNM Resources, Inc.		148,686
4,717	Portland General Electric Co.		174,953
2,642	Public Service Enterprise Group, Inc. ^		110,753
1,428	Red Electrica Corp.SA		115,959
2,427	SCANA Corp		133,461
3,405	Southern Co.		150,773
28,641	Terna Rete Elettrica Nazionale Spa		125,949
8,800	Tractebel Energia SA		97,857
1,980	UIL Holdings Corp.		101,812
3,818	Westar Energy, Inc.		147,986
2,512	Wisconsin Energy Corp. ^		124,344
3,934	Xcel Energy, Inc.		136,943
353,100	YTL Power International Bhd		142,911
			6,759,428
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
2,187	Emerson Electric Co.		123,828

	ELECTRONICS - 0.3%
8,298	AVX Corp.		118,412
37,800	Delta Electronics Thailand PCL		87,387
			205,799
	ENERGY-ALTERNATE SOURCES - 0.1%
6,517	FutureFuel Corp.		66,930

	ENGINEERING & CONSTRUCTION - 1.2%
2,575	ACS Actividades de Construccion y Servicios SA		91,017
2,730	Bouygues SA		107,024
6,072	Ferrovial SA		128,929
19,400	Grupo Aeroportuario del Pacifico SAB de CV		127,691
76,300	Singapore Technologies Engineering Ltd		193,538
1,648	Vinci SA		94,029
			742,228

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	ENTERTAINMENT - 0.3%
5,687	OPAP SA		$ 53,008
6,686	Speedway Motorsports, Inc.		152,107
			205,115
	ENVIRONMENTAL CONTROL - 0.5%
2,039	MSA Safety, Inc.		101,705
4,556	Republic Services, Inc.		184,791
			286,496
	FOOD - 2.4%
2,260	Cal-Maine Foods, Inc. ^		88,276
3,488	Campbell Soup Co.		162,366
1,250	Casino Guichard Perrachon SA		110,533
3,042	General Mills, Inc. ^		172,177
7,826	Koninklijke Ahold NV		154,010
2,019	Pilgrim's Pride Corp. ^		45,609
4,513	Snyder's-Lance, Inc.		144,235
4,356	SpartanNash Co.		137,475
3,814	Sysco Corp.		143,902
19,144	Tesco PLC		68,331
4,656	Wesfarmers Ltd.		155,860
5,159	Woolworths Ltd.		115,811
			1,498,585
	FOOD SERVICE - 0.3%
9,247	Compass Group PLC		160,406

	FOREST PRODUCTS & PAPER - 0.6%
2,212	Neenah Paper, Inc.		138,338
4,843	PH Glatfelter Co.		133,328
4,396	UPM-Kymmene OYJ		85,286
			356,952
	GAS - 1.6%
2,541	Atmos Energy Corp.		140,517
5,519	CenterPoint Energy, Inc.		112,643
2,751	Chesapeake Utilities Corp.		139,228
4,389	Enagas SA		125,334
5,395	Gas Natural SDG SA		120,966
14,008	National Grid PLC		180,091
2,974	Southwest Gas Corp.		172,998
			991,777
	HAND/MACHINE TOOLS - 0.2%
9,623	Sandvik AB		107,557

	HEALTHCARE-PRODUCTS - 0.5%
2,376	Baxter International, Inc.		162,756
6,744	Meridian Bioscience, Inc.		128,676
			291,432
	HEALTHCARE-SERVICES - 0.3%
33,426	Life Healthcare Group Holdings Ltd.		116,487
6,037	Select Medical Holdings Corp.		89,529
			206,016
	HOLDING COMPANIES - 1.0%
9,000	Hutchison Whampoa Ltd.		124,744
6,614	Imperial Holdings Ltd.		104,924
23,300	Keppel Corp. Ltd.		152,702
59,000	NWS Holdings Ltd.		98,267
338,000	YTL Corp. Bhd		152,444
			633,081
	HOME BUILDERS - 0.2%
4,517	MDC Holdings, Inc.		128,735

	HOUSEHOLD PRODUCTS - 0.7%
1,415	Clorox Co. ^		156,202
60,000	Kimberly-Clark de Mexico SAB de CV		125,572
1,759	WD-40 Co.		155,742
			437,516

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	INSURANCE - 5.3%
2,951	American Financial Group, Inc.		$ 189,307
23,760	AMP Ltd.		116,251
3,983	Arthur J Gallagher & Co.		186,205
10,100	BB Seguridade Participacoes SA		103,370
3,498	Cincinnati Financial Corp.		186,373
3,670	CNA Financial Corp. ^		152,048
7,099	CNP Assurances		124,254
27,228	Insurance Australia Group Ltd.		126,344
33,528	Mapfre SA		122,250
2,200	MetLife, Inc.		111,210
57,056	MMI Holdings Ltd.		154,540
1,340	Powszechny Zaklad Ubezpieczen SA		172,777
4,738	ProAssurance Corp.		217,522
6,489	Progressive Corp.		176,501
3,369	RLI Corp. ^		176,569
2,817	Safety Insurance Group, Inc.		168,316
15,528	Suncorp Group Ltd.		159,620
1,718	Swiss Re AG		165,715
6,235	Symetra Financial Corp.		146,273
3,447	WR Berkley Corp.		174,108
427	Zurich Insurance Group AG		144,327
			3,273,880
	INTERNET - 0.1%
4,323	NIC, Inc.		76,387

	INVESTMENT COMPANIES - 2.1%
9,111	Ares Capital Corp. ^		156,436
5,000	CK Hutchison Holdings Ltd.		102,149
20,929	FS Investment Corp.		212,220
10,239	Hercules Technology Growth Capital, Inc. ^		138,022
4,883	Main Street Capital Corp. ^		150,885
15,664	New Mountain Finance Corp.		228,694
11,054	Solar Capital Ltd.		223,733
4,938	TPG Specialty Lending, Inc.		84,983
			1,297,122
	IRON/STEEL 1.0%
2,663	Carpenter Technology Corp.		103,537
6,922	Commercial Metals Co. ^		112,067
61,595	Eregli Demir ve Celik Fabrikalari TAS		95,819
6,451	Kumba Iron Ore Ltd.		82,884
2,296	Nucor Corp. ^		109,129
3,111	Worthington Industries, Inc.		82,784
			586,220
	LODGING - 0.7%
3,070	InterContinental Hotels Group PLC		119,712
1,579	Las Vegas Sands Corp.		86,908
60,000	SJM Holdings Ltd.		78,362
1,146	Starwood Hotels & Resorts Worldwide, Inc.		95,691
618	Wynn Resorts Ltd.		77,794
			458,467
	MACHINERY CONSTRUCTION & MINING - 0.4%
5,613	ABB Ltd.		119,074
1,294	Caterpillar, Inc. ^		103,559
			222,633
	MACHINERY DIVERSIFIED - 0.5%
3,106	Applied Industrial Technologies, Inc. ^		140,826
1,616	Deere & Co. ^		141,707
			282,533
	MEDIA - 1.2%
79,400	BEC World PCL		99,982
4,910	Cablevision Systems Corp.		89,853
2,551	Meredith Corp.		142,269
7,500	Shaw Communications, Inc.		167,883
2,843	Sinclair Broadcast Group, Inc. ^		89,299
6,251	Vivendi SA		154,989
			744,275
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	METAL FABRICATE/HARDWARE - 0.4%
2,227	RBC Bearings, Inc.		$ 170,455
2,474	Sun Hydraulics Corp.		102,325
			272,780
	MINING - 2.0%
8,970	Antofagasta PLC		96,987
4,186	BHP Billiton Ltd.		97,536
159,500	China Hongqiao Group Ltd.		95,542
19,690	Glencore PLC		83,145
4,601	Globe Specialty Metals Inc.		87,051
63,000	Jiangxi Copper Co. Ltd.		117,088
2,513	Kaiser Aluminum Corp.		193,225
419	MMC Norilsk Nickel OJSC		74,948
37,713	Polyus Gold International Ltd.		104,918
2,368	Rio Tinto PLC		97,644
4,100	Teck Resources Ltd.		56,143
344,000	Zijin Mining Group Co. Ltd.		108,912
			1,213,139
	MISCELLANEOUS MANUFACTURING - 0.9%
1,409	American Railcar Industries, Inc.		70,070
1,405	Eaton Corp PLC		95,456
6,342	General Electric Co.		157,345
4,379	Hillenbrand, Inc.		135,180
4,670	Raven Industries, Inc. ^		95,548
			553,599
	OFFICE FURNISHINGS - 0.6%
2,234	HNI Corp.		123,250
5,963	Knoll, Inc.		139,713
5,942	Steelcase, Inc. ^		112,541
			375,504
	OFFICE/BUSINESS EQUIPMENT - 0.2%
4,100	Canon, Inc.		144,997

	OIL & GAS - 2.0%
1,605	Bashneft OAO		52,155
1,030	Chevron Corp.		108,129
152,000	China Petroleum & Chemical Corp.		121,127
79,000	CNOOC Ltd.		111,491
112,789	Ecopetrol SA		85,733
1,499	Exxon Mobil Corp.		127,415
840	Helmerich & Payne, Inc.		57,179
2,677	Marathon Oil Corp.		69,896
1,597	Murphy Oil Corp.		74,420
3,311	Patterson-UTI Energy, Inc.		62,164
106,000	PetroChina Co. Ltd.		117,709
1,022	Phillips 66		80,329
2,561	Sasol Ltd.		86,519
3,892	Woodside Petroleum Ltd.		102,214
			1,256,480
	OIL & GAS SERVICES - 0.8%
1,552	CARBO Ceramics, Inc. ^		47,352
50,000	China Oilfield Services		83,254
2,796	Exterran Holdings Inc.		93,862
1,602	National Oilwell Varco, Inc.		80,084
5,431	RPC, Inc.		69,571
123,500	Sinopec Engineering Group Co., Ltd.		106,977
			481,100
	PACKAGING & CONTAINERS - 0.4%
10,990	Amcor Ltd.		117,382
3,434	Greif, Inc. ^		134,853
			252,235
	PHARMACEUTICALS - 1.5%
2,097	Eli Lilly & Co.		152,347
5,654	GlaxoSmithKline PLC		130,130
1,531	Johnson & Johnson		154,019
2,330	Merck & Co., Inc.		133,928

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	PHARMACEUTICALS (Continued) - 1.5%
5,143	Owens & Minor, Inc.		$ 174,039
4,767	Pfizer, Inc.		165,844
			910,307
	PIPELINES - 0.9%
3,300	Inter Pipeline Ltd.		85,091
2,394	Kinder Morgan, Inc. ^		100,692
1,524	ONEOK, Inc. ^		73,518
2,500	Pembina Pipeline Corp.		78,981
3,259	Spectra Energy Corp. ^		117,878
2,600	TransCanada Corp.		111,034
			567,194
	REAL ESTATE - 1.0%
268,000	Country Garden Holdings Co. Ltd.		108,091
300,000	Evergrande Real Estate Group Ltd.		151,218
2,524	HFF, Inc. - Cl. A ^		94,751
140,000	New World Development Co. Ltd.		162,302
168,000	Sino-Ocean Land Holdings		101,626
			617,988
	RETAIL - 2.8%
4,511	American Eagle Outfitters, Inc. ^		77,048
92,000	Belle International Holdings Ltd.		107,390
2,599	Buckle, Inc. ^		132,783
3,332	Cato Corp.		131,947
100,400	Chow Tai Fook Jewellery Group Ltd.		108,254
2,059	Coach, Inc.		85,304
1,106	Costco Wholesale Corp. ^		167,553
18,332	Kingfisher PLC		103,417
1,337	L Brands, Inc.		126,066
1,635	McDonald's Corp.		159,314
1,361	Next PLC		141,460
4,167	Pier 1 Imports, Inc.		58,255
4,391	Staples, Inc. ^		71,507
160,500	Sun Art Retail Group Ltd.		139,802
12,920	Truworths International Ltd		93,836
			1,703,936
	SAVINGS & LOANS - 1.0%
17,285	Capitol Federal Financial, Inc.		216,062
9,993	New York Community Bancorp, Inc. ^		167,183
16,140	Northwest Bancshares, Inc.		191,259
			574,504
	SEMICONDUCTORS - 1.1%
1,896	Analog Devices, Inc.		119,448
2,960	Intel Corp.		92,559
5,606	Intersil Corp.		80,278
1,543	KLA-Tencor Corp.		89,941
1,778	Microchip Technology, Inc. ^		86,944
4,124	MKS Instruments, Inc.		139,432
2,007	Xilinx, Inc. ^		84,896
			693,498
	SOFTWARE - 1.1%
4,015	CA, Inc. ^		130,929
1,986	Computer Programs & Systems, Inc. ^		107,760
4,990	CSG Systems International, Inc.		151,646
2,573	Microsoft Corp. ^		104,605
3,538	Paychex, Inc.		175,538
			670,478
	TELECOMMUNICATIONS - 8.0%
5,720	ADTRAN, Inc.		106,792
18,100	Advanced Info Service PCL		131,498
4,400	BCE, Inc.		186,151
3,599	Belgacom SA		125,753
3,227	CenturyLink, Inc. ^		111,493
334,000	China Communications Services Corp., Ltd.		148,149
140,000	Chunghwa Telecom Co., Ltd.		447,155
3,774	Comtech Telecommunications Corp.		109,257
119,500	DiGi.Com Bhd		203,131

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	TELECOMMUNICATIONS (Continued) - 8.0%
63,000	Far EasTone Telecommunications Co., Ltd.		$ 151,892
10,406	Frontier Communications Corp.		73,362
76,700	Intouch Holdings PCL		181,917
95,400	Maxis Bhd		184,907
16,380	Mobile Telesystems OJSC		69,352
6,318	MTN Group Ltd.		106,566
11,544	O2 Czech Republic AS		92,248
43,179	Orange Polska SA		108,432
5,568	Orange SA		89,299
2,360	Philippine Long Distance Telephone Co.		150,126
4,900	Rogers Communications, Inc.		163,849
59,100	Singapore Telecommunications Ltd.		188,638
84,900	Sistema JSFC		25,958
237	Swisscom AG		137,434
50,000	Taiwan Mobile Co., Ltd.		174,701
90,129	Telecom Egypt Co.		132,960
9,007	Telefonica SA		127,992
5,918	Telenor ASA		119,342
23,322	TeliaSonera AB		147,927
39,499	Telstra Corp Ltd.		190,074
4,600	TELUS Corp.		152,365
46,200	Total Access Communication PCL		116,094
13,615	Vodacom Group Ltd.		148,802
34,267	Vodafone Group PLC		112,122
3,480	West Corp. ^		117,380
			4,833,118
	TEXTILE - 0.2%
1,976	G & K Services, Inc.		143,319

	TOYS/GAMES/HOBBIES - 0.2%
1,834	Hasbro, Inc. ^		115,982

	TRANSPORTATION - 1.0%
34,155	Aurizon Holdings Ltd.		126,020
525,100	BTS Group Holdings PCL		147,313
888	Kuehne + Nagel International AG		131,843
1,286	United Parcel Service, Inc.		124,665
			529,841
	TRUCKING & LEASING - 0.4%
1,990	GATX Corp.		115,380
3,112	TAL International Group, Inc. ^		126,752
			242,132
	WATER - 1.6%
341,080	Aguas Andinas SA		200,050
3,132	American States Water Co.		124,935
15,700	Cia de Saneamento Basico do Estado de Sao Paulo		86,311
4,794	Severn Trent PLC		146,082
3,522	SJW Corp. ^		108,865
4,968	Suez Environnement Co.		85,416
9,316	United Utilities Group PLC		128,763
5,927	Veolia Environnement SA		111,950
			992,372

	TOTAL COMMON STOCK (Cost - $51,241,206)		49,991,997

	EXCHANGE TRADED FUNDS - 1.5%
	EQUITY FUND - 1.5%
27,596	iShares MSCI Qatar Capped ETF		635,812
3,245	iShares MSCI UAE Capped ETF		58,670
10,127	WisdomTree India Earnings Fund		230,896
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $925,240 )		925,378

	RIGHTS - 0.0%
9,007	Telefonica SA, Expiration Date March 30, 2015 , Exercise Price $10.84 *		1,451
	TOTAL RIGHTS - (Cost - $1,562)

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUND - 11.9%
7,300,995	Invesco STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **		$ 7,300,995
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,300,995)

	COLLATERAL FOR SECURITIES LOANED - 8.9%
5,433,824	Mount Vernon Securities Lending Prime Portfolio, 0.22%		5,433,824
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,433,824)

	TOTAL INVESTMENTS - 103.8% (Cost - $64,902,827) (a)		$ 63,653,645
	PUT OPTIONS WRITTEN - (0.5) % (Proceeds - $261,863)		(325,995)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3) %		(2,021,665)
	NET ASSETS - 100.0%		$ 61,305,985

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $5,247,294
PLC - Public limited company.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including options on futures written) is $64,760,901 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,407,405
	Unrealized depreciation		(2,840,656)
	Net unrealized depreciation		$ (1,433,251)

Contracts
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.5) %
211	S & P 500 Mini Futures		325,995
	Expiration April 2015, Exercise Price $2,075
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $261,863)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	SHORT FUTURES CONTRACTS - (2.3) %
	Equity Futures - (2.3) %
135	CBOE VIX Future, Apr. 2015	$ 2,197,125	$ 155,105
263	Emerging Market, Jun. 2015	12,787,060	(618,430)
137	MSCI EAFE Index Mini, Jun. 2015	12,534,815	(332,225)
102	Russell Mini Future, Jun. 2015	6,369,390	(474,810)
122	S&P E-Mini Future, Jun. 2015	12,570,575	(160,735)
	TOTAL SHORT FUTURES CONTRACTS	$ 44,261,840	$ (1,431,095)

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	MUTUAL FUNDS - 4.7%
	DEBT FUND - 4.7%
100,104	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +		$ 1,001,037
	TOTAL MUTUAL FUNDS (Cost - $1,001,037)
Par Value
	BONDS & NOTES - 26.8%
	AUTO MANUFACTURERS - 2.9%
$ 600,000	Ford Motor Credit Corp., 12.00%, 5/15/15		607,410

	BANKS - 11.4%
50,000	Capital One Financial Corp., 1.00%, 11/6/15		50,068
590,000	First Horizon National Corp., 5.375%, 12/15/15		605,329
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17		536,279
630,000	Morgan Stanley, 6.00%, 4/28/15		632,086
600,000	Morgan Stanley, 4.00%, 7/24/15		606,115
			2,429,877
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
500,000	General Electric Capital Corp., 5.375%, 10/20/16		534,709

	HOME FURNISHINGS - 0.8%
150,000	Whirlpool Corp., 6.50%, 6/15/16		159,868

	INSURANCE - 6.0%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A		1,095,949
180,000	White Mountain Insurance Group, 6.375%, 3/20/17 - 144A		194,601
			1,290,550
	MEDIA - 0.2%
50,000	Viacom, Inc., 2.50%, 12/15/16		51,143

	OIL & GAS - 2.1%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16		143,850
300,000	Transocean, Inc., 5.05%, 12/15/16 ^		304,125
			447,975
	RETAIL - 0.2%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		56,535

	SAVINGS & LOANS - 0.5%
100,000	Amsouth Bank, 5.20%, 4/1/15		100,000

	TELECOMMUNICATIONS - 0.2%
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A		50,369

	TOTAL BONDS & NOTES (Cost - $5,733,979)		5,728,436

	SHORT-TERM INVESTMENTS - 66.3%
	CERTIFICATES OF DEPOSIT - 28.6%
1,600,000	Banco do Brasil Sa NY, 1.36%, 4/7/15		1,599,995
1,500,000	Corpbanca, 1.20%, 11/18/15		1,500,000
2,000,000	Industrial & Commercial Bank of China Ltd., 0.80%, 6/3/15		2,000,000
1,000,000	Itau Unibanco NY, 0.95%, 9/11/15		1,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $6,099,995)		6,099,995

	COMMERCIAL PAPER- 11.2%
900,000	Apollo, 5/4/2015		899,546
900,000	Mariott International, Inc., 4/15/2015		899,797
600,000	Thermo Fisher Scientific, Inc., 4/14/2015		599,848
	TOTAL COMMERCIAL PAPER (Cost - $2,399,191)		2,399,191

Shares	MONEY MARKET FUND - 26.4%
5,623,883	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.00% *		5,623,883
	TOTAL MONEY MARKET FUND (Cost - $5,623,883)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,123,069)		14,123,069

	COLLATERAL FOR SECURITIES LOANED - 1.0%
210,000	Mount Vernon Securities Lending Prime Portfolio, 0.22%		210,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $210,000)

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

			Value

	TOTAL INVESTMENTS - 98.8% (Cost - $21,068,085) (a)		$ 21,062,542
	OTHER ASSETS LESS LIABILITIES - 1.20%		254,315
	NET ASSETS - 100.0%		$ 21,316,857

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
^ All or a portion of this security is on loan. The market value of the loaned security is $5,247,294.
144A - Security exempt from registration under Rule 114A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified buyers.

LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,068,085 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 13,952
	Unrealized depreciation		(19,495)
	Net unrealized depreciation		$ (5,543)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation/Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Fixed Income Futures - 0.0%
8	Canadian 10 Year Bond Jun 2015	$ 900,992	$ (679)
6	Euro BOBL Future Jun 2015	833,892	1,482
5	Euro-Bund Future, Jun 2015	1,363,808	10,631
7	Euro Schatz Jun 2015	836,031	451
8	Long Gilt Future Jun 2015	6,449,220	21,794
36	US 10 Year Future Jun 2015	5,027,334	19,877
39	US 5 YR Note Jun 2015	2,524,431	20,592
21	2 Year Bond Jun 2015	4,602,276	7,936
	TOTAL LONG FUTURES CONTRACTS	$ 22,537,984	$ 82,084

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Par Value		Value
	SHORT-TERM INVESTMENTS - 99.7%
	CERTIFICATES OF DEPOSIT - 37.6%
$ 850,000	Agricultural Bank of China, 0.90%, 6/3/15	$ 850,000
950,000	Banco do Brasil Sa New York, 1.36%, 4/7/15	949,997
1,000,000	Corpbanca/New York, 1.20%, 11/18/15	1,000,000
800,000	Industrial & Commercial Bank of China Ltd./New York, 0.8%, 6/3/15	800,000
1,200,000	Itau Unibanco NY, 0.95%, 9/11/15	1,200,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $4,799,997)	4,799,997

	COMMERCIAL PAPER - 52.5%
600,000	Albemarle Corp., 4/20/15	599,734
600,000	Aon Corp., 5/4/15	599,697
600,000	Brookfield US Holdings, Inc., 4/23/15	599,817
600,000	ConAgra Foods, Inc., 4/6/15	599,942
600,000	Encana Corp., 4/20/15	599,785
600,000	Entergy Corp., 4/17/15	599,787
600,000	Glencore Funding LLC, 4/22/15	599,790
700,000	Marriott International, Inc., 4/15/15	699,842
600,000	ONEOK Partners LP, 4/1/15	600,000
600,000	Pentair Finance SA, 4/27/15	599,687
600,000	Thermo Fisher Scientific, Inc., 4/14/15	599,848
	TOTAL COMMERCIAL PAPER (Cost - $6,697,929)	6,697,929

Shares	MONEY MARKET FUND - 9.6%
1,228,779	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% **	1,228,779
	(Cost - $1,228,779)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,726,705)	12,726,705

	TOTAL INVESTMENTS - 99.7% (Cost - $12,726,705) (a)	$ 12,726,705
	OTHER ASSETS LESS LIABILITIES - 0.3%	31,265
	NET ASSETS - 100.0%	$ 12,757,970

* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
LLC - Limited liability company.
LP - Limited Partnership
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,726,705.

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 13.8%
	EQUITY FUNDS - 13.8%
750	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$ 26,505
40,650	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	1,474,172
39,821	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	1,484,129
61,527	Compass EMP US 500 Volatility Weighted Index ETF +	2,286,036
18,802	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF +	737,414
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,769,895)	6,008,256

	MUTUAL FUNDS - 82.0%
	ASSET ALLOCATION FUNDS - 29.9%
392,644	Compass EMP Enhanced Fixed Income Fund - Cl. I +	3,910,736
964,582	Compass EMP Market Neutral Income Fund - Cl. I +	9,096,009
		13,006,745
	COMMODITY FUNDS - 5.6%
147,254	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	1,229,569
180,969	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	1,223,349
		2,452,918
	EQUITY FUNDS - 46.5%
120,739	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	1,211,015
409,514	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	4,647,980
337,912	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	3,875,851
245,990	Compass EMP Long/Short Strategies Fund - Cl. I +	2,836,266
138,530	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	1,753,793
205,451	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	2,935,892
157,850	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	2,200,434
53,276	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	736,274
		20,197,505

	TOTAL MUTUAL FUNDS (Cost - $35,601,216)	35,657,168

	SHORT TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
1,741,877	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% *	1,741,877
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,741,877)

	TOTAL INVESTMENTS - 99.8% (Cost - $43,112,988) (a)	$ 43,407,301
	OTHER ASSETS LESS LIABILITIES - 0.2%	76,812
	NET ASSETS - 100.0%	$ 43,484,113

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,126,086 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,304,900
	Unrealized depreciation	(1,023,685)
	Net unrealized appreciation	$ 281,215

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 26.9%
	EQUITY FUNDS - 26.9%
200	Compass EMP Developed 500 Enhanced Volatiliy Weighted Index ETF +	$ 7,068
29,019	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	1,052,374
28,428	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	1,059,512
43,078	Compass EMP US 500 Volatility Weighted Index ETF +	1,600,563
13,681	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF +	536,569
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $4,111,880)	4,256,086

	MUTUAL FUNDS - 68.7%
	EQUITY FUNDS - 68.7%
87,818	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	880,817
273,736	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	3,106,904
232,038	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	2,661,476
146,256	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	2,089,998
114,478	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	1,595,815
38,555	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	532,831
	TOTAL MUTUAL FUNDS (Cost - $10,440,023)	10,867,841

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
624,036	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% *	624,036
	TOTAL SHORT-TERM INVESTMENTS (Cost - $624,036)

	TOTAL INVESTMENTS - 99.6% (Cost - $15,175,939) (a)	$ 15,747,963
	OTHER ASSETS LESS LIABILITIES - 0.4%	59,957
	NET ASSETS - 100.0%	$ 15,807,920

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,176,965 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 631,323
	Unrealized depreciation	(60,325)
	Net unrealized appreciation	$ 570,998

COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 7.0%
	EQUITY FUNDS - 7.0%
21,281	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$ 752,071
38,663	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	1,402,114
37,194	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	1,386,220
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,384,532)	3,540,405

	MUTUAL FUNDS - 89.4%
	ASSET ALLOCATION FUND - 16.9%
897,759	Compass EMP Market Neutral Income Fund - Cl. I +	8,465,871

	COMMODITY FUNDS - 19.1%
576,242	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	4,811,620
710,585	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	4,803,555
		9,615,175
	EQUITY FUNDS - 53.4%
396,871	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	4,504,488
997,099	Compass EMP Long/Short Strategies Fund - Cl. I +	11,496,548
561,282	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	7,105,824
259,830	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	3,712,971
		26,819,831

	TOTAL MUTUAL FUNDS (Cost - $45,108,749)	44,900,877

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
1,701,485	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.08% *	1,701,485
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,701,485)

	TOTAL INVESTMENTS - 99.8% (Cost - $50,194,766) (a)	$ 50,142,767
	OTHER ASSETS LESS LIABILITIES - 0.2%	92,771
	NET ASSETS - 100.0%	$ 50,235,538

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,211,116 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,359,227
	Unrealized depreciation	(2,427,576)
	Net unrealized depreciation	$ (68,349)

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Portfolio’s assets and liabilities measured at fair value:

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited) (Continued)

US 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,609,142	$ -	$ -	$ 35,609,142
Money Market Fund	496,473	-	-	496,473
Collateral for Securities Loaned	4,444,751	-	-	4,444,751
Long Futures Contracts	2,688	-	-	2,688
Total	$ 40,553,054	$ -	$ -	$ 40,553,054

US Small Cap 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,381,695	$ -	$ -	$ 16,381,695
Money Market Fund	398,347	-	-	398,347
Collateral for Securities Loaned	3,252,662	-	-	3,252,662
Long Futures Contracts	16,230	-	-	16,230
Total	$ 20,048,934	$ -	$ -	$ 20,048,934

International 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,667,932	$ -	$ -	$ 21,667,932
Rights	3,073	-	-	3,073
Money Market Fund	248,974	-	-	248,974
Collateral for Securities Loaned	209,363	-	-	209,363
Total	$ 22,129,342	$ -	$ -	$ 22,129,342
Liabilities
Long Futures Contracts	$ 9,088	$ -	$ -	$ 9,088
Total	$ 9,088	$ -	$ -	$ 9,088

Emerging Market 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,345,798	$ -	$ -	$ 12,345,798
Exchange Traded Funds	1,787,106	-	-	1,787,106
Rights	910	-	-	910
Warrants	2,143	-	-	2,143
Money Market	1,169,907	-	-	1,169,907
Collateral for Securities Loaned	172,500	-	-	172,500
Long Futures Contracts	6,877	-	-	6,877
Total	$ 15,485,241	$ -	$ -	$ 15,485,241

REC Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
REITs	$ 22,639,971	$ -	$ -	$ 22,639,971
Money Market Fund	65,965	-	-	65,965
Collateral for Securities Loaned	4,509,722	-	-	4,509,722
Futures Contracts	4,620	-	-	4,620
Total	$ 27,220,278	$ -	$ -	$ 27,220,278

Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,094,038	$ -	$ -	$ 16,094,038
Money Market Fund	1,109,636	-	-	1,109,636
Collateral for Securities Loaned	2,473,515	-	-	2,473,515
Total	$ 19,677,189	$ -	$ -	$ 19,677,189
Liabilities
Futures Contracts	$ 78,445	$ -	$ -	$ 78,445
Total	$ 78,445	$ -	$ -	$ 78,445

US 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 205,020,417	$ -	$ -	$ 205,020,417
Exchange Traded Fund	3,046,189	-	-	3,046,189
Money Market Fund	2,178,659	-	-	2,178,659
Collateral for Securities Loaned	34,879,364	-	-	34,879,364
Total	$ 245,124,629	$ -	$ -	$ 245,124,629
Liabilities
Futures Contracts	$ 4,375	$ -	$ -	$ 4,375
Total	$ 4,375	$ -	$ -	$ 4,375

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited) (Continued)

International 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 70,760,171	$ -	$ -	$ 70,760,171
Rights	10,070	-	-	10,070
Money Market Fund	4,522,556	-	-	4,522,556
Collateral for Securities Loaned	592,637	-	-	592,637
Total	$ 75,885,434	$ -	$ -	$ 75,885,434
Liabilities
Futures Contracts	$ 111,535	$ -	$ -	$ 111,535
Total	$ 111,535	$ -	$ -	$ 111,535

Commodity Strategies Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 366,705	$ -	$ -	$ 366,705
Bonds & Notes	-	1,147,097	-	1,147,097
Short-Term Investments	6,602,429	-	-	6,602,429
Total	$ 6,969,134	$ 1,147,097	$ -	$ 8,116,231
Liabilities
Futures Contracts	$ 150,222	$ -	$ -	$ 150,222
Total	$ 150,222	$ -	$ -	$ 150,222

Commodity Strategies Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 479,132	$ -	$ -	$ 479,132
Bonds & Notes	-	$ 3,808,818		3,808,818
Short-Term Investments	6,861,210	-	-	6,861,210
Total	$ 7,340,342	$ 3,808,818	$ -	$ 11,149,160
Liabilities
Futures Contracts	$ 292,891	$ -	$ -	$ 292,891
Total	$ 292,891	$ -	$ -	$ 292,891

Market Neutral Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 49,991,997	$ -	$ -	$ 49,991,997
Exchange Traded Funds	925,378	-	-	925,378
Rights	1,451	-	-	1,451
Money Market Fund	7,300,995	-	-	7,300,995
Collateral for Securities loaned	5,433,824	-	-	5,433,824
Total	$ 63,653,645	$ -	$ -	$ 63,653,645
Liabilities
Put Options Written	$ 325,995	$ -	$ -	$ 325,995
Futures Contracts	1,431,095	-	-	1,431,095
Total	$ 1,757,090	$ -	$ -	$ 1,757,090

Enhanced Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,001,037	$ -	$ -	$ 1,001,037
Bonds & Notes	-	5,728,436	-	5,728,436
Short-Term Investments	14,123,069	-	-	14,123,069
Collateral for Securities Loaned	210,000	-	-	210,000
Futures Contracts	82,084	-	-	82,084
Total	$ 15,416,190	$ 5,728,436	$ -	$ 21,144,626

Ultra Short-Term Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 12,726,705	$ -	$ -	$ 12,726,705
Total	$ 12,726,705	$ -	$ -	$ 12,726,705

Multi-Asset Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,008,256	$ -	$ -	$ 6,008,256
Mutual Funds	35,657,168	-	-	35,657,168
Money Market Fund	1,741,877	-	-	1,741,877
Total	$ 43,407,301	$ -	$ -	$ 43,407,301

Multi-Asset Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,256,086	$ -	$ -	$ 4,256,086
Mutual Funds	10,867,841	-	-	10,867,841
Money Market Fund	624,036	-	-	624,036
Total	$ 15,747,963	$ -	$ -	$ 15,747,963

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited) (Continued)

Alternative Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,540,405	$ -	$ -	$ 3,540,405
Mutual Funds	44,900,877	-	-	44,900,877
Money Market Fund	1,701,485	-	-	1,701,485
Total	$ 50,142,767	$ -	$ -	$ 50,142,767
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass. Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Christopher K. Dyer

Christopher K. Dyer, President

Date 5/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Christopher K. Dyer

Christopher K Dyer, President

Date 5/28/2015

By

*/s/ Christopher A. Ponte

Christopher A. Ponte, Treasurer

Date 5/28/2015